UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

155 Federal St.

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: August 31, 2016

Date of reporting period: August 31, 2016

Item 1.	Reports to Stockholders.

August 31, 2016

ANNUAL REPORT

SEI Tax Exempt Trust

Intermediate-Term Municipal Fund

Short Duration Municipal Fund

California Municipal Bond Fund

Massachusetts Municipal Bond Fund

New Jersey Municipal Bond Fund

New York Municipal Bond Fund

Pennsylvania Municipal Bond Fund

Tax-Advantaged Income Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

LETTER TO SHAREHOLDERS

August 31, 2016 (Unaudited)

To our shareholders:

The municipal bond (“muni”) market’s advance accelerated during the Funds’ reporting period —September 2015 through August 2016 — largely benefiting from a combination of perceived safe-haven status during a few bouts of pronounced volatility and continued downward pressure on rates for most of the period (bond prices and interest rates tend to move inversely). Major central-bank policies diverged, with the Federal Reserve (“Fed”) commencing rate increases in December while the European Central Bank (“ECB”), Bank of Japan (“BOJ”) and People’s Bank of China (“PBOC”) deepened their commitments to monetary accommodation during the reporting period; and, as a result of the diverging policies, major developed-market sovereign-bond yields continued to fall, with some edging into negative-rate territory. The only sustained muni-market downtrend occurred alongside a rally in risk assets that began in mid-February; the muni market recovered from its decline by the end of March.

Muni-market sector performance trends continued, with revenue bonds (which tend to be riskier, as they are not supported by the issuing government’s ability to levy taxes) outperforming general obligation (“GO”) bonds, while pre-refunded bonds produced the lowest returns. Outside of municipals, qualified dividend income (“QDI”) eligible preferred stocks – which enjoy favorable tax treatment – performed well, but lagged the muni market during the Funds’ fiscal year.

Among state issuers, yields declined in California, Massachusetts, New Jersey, New York and Pennsylvania. From a credit-quality perspective, lower-quality investment-grade bonds generally continued to outperform higher-quality investment-grade bonds. High-yield muni bonds led during the majority of the period, barring a short period from mid-January to mid-February amid a broad retreat from risk assets.

Supply and demand factors remained favorable during the Funds’ recently completed reporting period. On the supply side, muni issuance decreased modestly from the prior period on an average monthly basis; refunding opportunities declined but still accounted for a majority of issuance, while new capital issuance increased. On the demand side, net cash flows into the muni asset class were much higher during the period on an average monthly basis compared to the previous fiscal year. The only month of net negative flows was September 2015; two months of moderate inflows followed before a streak of heavily positive flows through the end of the period.

The Fed’s policy of keeping short-term interest rates near zero continued to depress money market fund yields during the period. In December 2015, the Fed raised the target Fed funds rate for the first time in nine years to a range of 0.25%-0.50%; as a result, Treasury rates moved higher on the front end of the curve. In subsequent meetings, the Fed left rates unchanged, but implied that conditions could warrant another increase toward the end of the period.

The AAA municipal yield curve flattened similarly to (but with greater magnitude than) the Treasury curve. Yields rose on munis with maturities shorter than two years, while everything longer fell; long-term yields declined most dramatically. Part of the upward pressure on short-term muni rates was attributable to the approaching money market reform compliance deadline, which prompted the liquidation and closure of municipal money funds.

The U.S. Securities and Exchange Commission recently adopted amendments to the rules that govern money market funds, several key provisions of which went into effect in 2016. These amendments substantially change the way in which many money market funds operate and accordingly have resulted (and likely will continue to result) in significant changes to the money market fund industry as a whole. In general, any money market fund that does not limit its investors to natural persons and does not limit its Investment portfolio to government securities (and equivalent instruments) will be required to incur significant compliance and operational costs. As a result of this changing regulatory environment among other factors, the Board approved the liquidation of the STET Tax Free and Institutional Tax Free Funds, effective July 22, 2016.

SEI Tax Exempt Trust / Annual Report / August 31, 2016	1

LETTER TO SHAREHOLDERS (Concluded)

August 31, 2016 (Unaudited)

On behalf of SEI Investments, I want to thank you for your confidence in the SEI Tax Exempt Trust. We are dedicated to helping our investors reach their long-term objectives, and we look forward to serving your investment needs in the future.

Sincerely,

William Lawrence, CFA

Managing Director, Portfolio Management Team

2	SEI Tax Exempt Trust / Annual Report / August 31, 2016

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2016 (Unaudited)

Intermediate-Term Municipal Fund

I. Objective

The Intermediate-Term Municipal Fund (“the Fund”) seeks to provide the highest level of income exempt from federal income tax consistent with the preservation of capital.

II. Investment Approach

The Fund uses a multi-manager approach, relying on a number of sub-advisers with different investment approaches to manage portions of the Fund under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized sub-advisers Delaware Investments Fund Advisers and Standish Mellon Asset Management Company LLC as of August 31, 2016.

III. Returns

For the fiscal year ended August 31, 2016, the Intermediate-Term Municipal Fund returned 5.92%. The Fund’s Benchmark — Bloomberg Barclays 3-15 Year Intermediate Municipal Blend Index — returned 5.97%.

IV. Performance Discussion

As addressed in the enclosed shareholder letter, short-term municipal yields moved higher while long-term municipal yields moved lower during the fiscal year, enabling the Fund’s yield curve-flattening posture to enhance returns.

Lower-quality investment-grade bonds generally outperformed higher-quality investment-grade bonds over the full fiscal year, and an overweight to BBB rated securities helped Standish. Delaware’s small allocation to below-investment-grade municipal bonds added to returns as these securities outpaced the performance of investment-grade bonds. The contribution from this allocation was offset by security selection within project finance bonds.

Consistent with the relative sector performance outlined in the shareholder letter, revenue bonds outperformed both general obligation (“GO”) and pre-refunded bonds during the fiscal year. Both Standish and Delaware’s overweights to revenue and underweights to GO and pre-refunded bonds enhanced performance.

AVERAGE ANNUAL TOTAL RETURN[1,2]

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date

Intermediate-Term Municipal Fund, Class A	5.92%	5.12%	3.80%	4.23%	4.94%

Intermediate-Term Municipal Fund, Class Y	6.18%	5.21%	3.85%	4.25%	4.95%

Bloomberg Barclays 3-15 Year Intermediate Municipal Blend Index [3]	5.97%	5.37%	4.08%	4.79%	N/A

Comparison of Change in the Value of a $100,000 Investment in the Intermediate-Term Municipal Fund, Class A and Class Y, versus the Bloomberg Barclays 3-15 Year Intermediate Municipal Blend Index

1	For the period ended August 31, 2016. Past performance is no indication of future performance. Class A shares were offered beginning September 5, 1989. Class Y shares were offered beginning May 1, 2015. Class Y shares performance for the period prior to May 1, 2015 is derived from the performance of Class A shares. Returns for Class Y shares are substantially similar to those of Class A shares and differ only to the extent that Class Y shares have lower total annual fund operating expenses than Class A shares.
2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3	The Bloomberg Barclays 3-15 Year Intermediate Municipal Blend Index, is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding.

N/A — Not Applicable.

SEI Tax Exempt Trust / Annual Report / August 31, 2016	3

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2016 (Unaudited)

Short Duration Municipal Fund

I. Objective

The Short Duration Municipal Fund (“the Fund”) seeks to provide a high level of income exempt from federal income tax consistent with the preservation of capital.

II. Investment Approach

The Fund uses a multi-manager approach, relying on a number of sub-advisers with different investment approaches to manage portions of the Fund under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized sub-advisers Neuberger Berman Investment Advisers LLC and Wells Capital Management Incorporated as of August 31, 2016.

III. Returns

For the fiscal year ended August 31, 2016 the Short Duration Municipal Fund returned 0.47%. The Fund’s benchmark — Bloomberg Barclays 1-Year Municipal Bond Index — returned 0.77%.

IV. Performance Discussion

As addressed in the enclosed shareholder letter, short-term municipal yields rose during the fiscal year, and as a result the Fund’s slightly shorter duration posture enhanced returns. Neuberger Berman’s overweight to five-year municipal bonds added as yields in that segment of the municipal yield curve declined.

Lower-quality investment-grade bonds generally outperformed higher-quality investment-grade bonds over the full fiscal year, so both Neuberger Berman’s and Wells’ overweights to BBB securities were additive to returns.

Consistent with the relative sector performance outlined in the shareholder letter, revenue bonds outperformed both General Obligation (“GO”) and pre-refunded bonds during the fiscal year. Both managers’ overweights to revenue and underweights to GO and pre-refunded bonds enhanced performance.

AVERAGE ANNUAL TOTAL RETURN[1,2]

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date

Short Duration Municipal Fund, Class A	0.47%	0.50%	0.54%	1.67%	1.63%

Short Duration Municipal Fund, Class Y	0.74%	0.59%	0.59%	1.70%	1.65%

Bloomberg Barclays 1-Year Municipal Bond Index [3]	0.77%	0.74%	0.75%	1.97%	1.91%

Comparison of Change in the Value of a $100,000 Investment in the Short Duration Municipal Fund, Class A and Class Y, versus the Bloomberg Barclays 1-Year Municipal Bond Index

1	For the period ended August 31, 2016. Past performance is no indication of future performance. Class A shares were offered beginning November 13, 2003. Class Y shares were offered beginning May 1, 2015. Class Y shares performance for the period prior to May 1, 2015 is derived from the performance of Class A shares. Returns for Class Y shares are substantially similar to those of Class A shares and differ only to the extent that Class Y shares have lower total annual fund operating expenses than Class A shares.
2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3	The Bloomberg Barclays 1-Year Municipal Bond Index is a rules-based, market-value- weighted index engineered for the short-term tax exempt bond market. The Index has four main sectors: general obligation, revenue, insured and pre-refunded bonds.

4	SEI Tax Exempt Trust / Annual Report / August 31, 2016

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2016 (Unaudited)

California Municipal Bond Fund

I. Objective

The California Municipal Bond Fund (“the Fund”) seeks to provide the highest level of current income exempt from federal and California state income taxes as is consistent with the preservation of capital.

II. Investment Approach

The Fund uses a multi-manager approach, relying on a number of sub-advisers with different investment approaches to manage portions of the Fund under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized sub-adviser Standish Mellon Asset Management Company, LLC as of August 31, 2016.

III. Returns

For the fiscal year ended August 31, 2016, the California Municipal Bond Fund, Class A, returned 5.07%. The Fund’s benchmark — Bloomberg Barclays MF California Intermediate Municipal Index — returned 5.41%.

IV. Performance Discussion

As addressed in the enclosed shareholder letter, short-term municipal yields increased while long-term municipal yields declined during the fiscal year, enabling the Fund’s yield curve flattening posture to enhance returns.

Lower-quality investment-grade bonds generally outperformed higher-quality investment-grade bonds over the full fiscal year, and the Fund’s overweight to BBB securities was additive to returns.

Consistent with the relative sector performance outlined in the shareholder letter, revenue bonds outperformed both General Obligation (“GO”) and pre-refunded bonds during the fiscal year, so the Fund’s overweight to revenue and underweight to pre-refunded bonds enhanced performance. Security selection within the GO sector detracted due to an underweight to State of California GO bonds, which outperformed as its economy continued to expand at a greater pace than the nation as a whole, enabling its GO bond spreads to narrow.

AVERAGE ANNUAL TOTAL RETURN[1,2]

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date

California Municipal Bond Fund, Class A†	5.07%	4.63%	3.39%	4.05%	4.25%

California Municipal Bond Fund, Class Y	N/A	N/A	N/A	N/A	3.94%[4]

Bloomberg Barclays MF California Intermediate Municipal Index [3]	5.41%	5.22%	4.26%	5.07%	5.00%

Comparison of Change in the Value of a $100,000 Investment in the California Municipal Bond Fund, Class A, versus the Bloomberg Barclays MF California Intermediate Municipal Index

1	For the period ended August 31, 2016. Past performance is no indication of future performance. Class A Shares were offered beginning August 19, 1998. Class Y shares were offered beginning October 30, 2015 and therefore do not have performance history for a full year.
2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3	The Bloomberg Barclays MF California Intermediate Municipal Index is a subset of the Bloomberg Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of California and their agencies, with maturities between 5 and 10 years.
4	Cumulative return as of inception date, which was October 30, 2015.
†	The graph is based on only Class A shares. Returns for Class Y shares are substantially similar to those of Class A shares and differ only to the extent that Class Y shares have lower total annual fund operating expenses than Class A shares.

N/A — Not Applicable.

SEI Tax Exempt Trust / Annual Report / August 31, 2016	5

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2016 (Unaudited)

Massachusetts Municipal Bond Fund

I. Objective

The Massachusetts Municipal Bond Fund (“the Fund”) seeks to provide the highest level of current income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital.

II. Investment Approach

The Fund uses a multi-manager approach, relying on a number of sub-advisers with different investment approaches to manage portions of the Fund under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized sub-adviser Standish Mellon Asset Management Company, LLC as of August 31, 2016.

III. Returns

For the fiscal year ended August 31, 2016, the Massachusetts Municipal Bond Fund, Class A, returned 5.43%. The Fund’s benchmark — Bloomberg Barclays MF Massachusetts Intermediate Municipal Index — returned 5.76%.

IV. Performance Discussion

As addressed in the enclosed shareholder letter, short-term municipal yields moved higher while long-term municipal yields moved lower during the fiscal year, enabling the Fund’s yield curve-flattening posture to enhance returns.

Lower-quality investment-grade bonds generally outperformed higher-quality investment-grade bonds over the full fiscal year, and the Fund’s overweight to BBB securities was additive to returns.

Consistent with the relative sector performance outlined in the shareholder letter, revenue bonds outperformed both General Obligation (“GO”) and pre-refunded bonds during the fiscal year, so the Fund’s overweight to revenue and underweights to GO and pre-refunded bonds enhanced performance. Within the revenue sector, selection in education bonds held back performance.

AVERAGE ANNUAL TOTAL RETURN[1,2]

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date

Massachusetts Municipal Bond Fund, Class A†	5.43%	4.59%	3.15%	4.20%	4.24%

Massachusetts Municipal Bond Fund, Class Y	N/A	N/A	N/A	N/A	4.22%[4]

Bloomberg Barclays MF Massachusetts Intermediate Municipal Index [3]	5.76%	5.34%	3.92%	5.08%	5.03%

Comparison of Change in the Value of a $100,000 Investment in the Massachusetts Municipal Bond Fund, Class A, versus the Bloomberg Barclays MF Massachusetts Intermediate Municipal Index

1	For the period ended August 31, 2016. Past performance is no indication of future performance. Class A shares were offered beginning August 19, 1998. Class Y shares were offered beginning October 30, 2015 and therefore do not have performance history for a full year.
2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3	The Bloomberg Barclays MF Massachusetts Intermediate Municipal Index is a subset of the Bloomberg Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Massachusetts and their agencies, with maturities between 5 and 10 years.
4	Cumulative return as of inception date, which was October 30, 2015.
†	The graph is based on only Class A shares. Returns for Class Y shares are substantially similar to those of Class A shares and differ only to the extent that Class Y shares have lower total annual fund operating expenses than Class A shares.

N/A — Not Applicable.

6	SEI Tax Exempt Trust / Annual Report / August 31, 2016

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2016 (Unaudited)

New Jersey Municipal Bond Fund

I. Objective

The New Jersey Municipal Bond Fund (“the Fund”) seeks to provide the highest level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital.

II. Investment Approach

The Fund uses a multi-manager approach, relying on a number of sub-advisers with different investment approaches to manage portions of the Fund under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized sub-adviser Standish Mellon Asset Management Company, LLC as of August 31, 2016.

III. Returns

For the fiscal year ended August 31, 2016 the New Jersey Municipal Bond Fund, Class A, returned 5.48%. The Fund’s benchmark — Bloomberg Barclays 3-10 Year Intermediate Municipal Blend Index — returned 4.91%.

IV. Performance Discussion

As addressed in the enclosed shareholder letter, short-term municipal yields rose while long-term municipal yields fell during the fiscal year, enabling the Fund’s yield curve-flattening posture to enhance returns.

Lower-quality investment-grade bonds generally outperformed higher-quality investment-grade bonds over the full fiscal year, and the Fund’s overweight to BBB securities was additive.

Consistent with the relative sector performance outlined in the shareholder letter, revenue bonds outperformed both General Obligation (“GO”) and pre-refunded bonds during the fiscal year, so the Fund’s overweight to revenue and underweights to GO and pre-refunded bonds enhanced performance.

In general, New Jersey bonds outperformed the general market as reflected by its benchmark despite continued fiscal woes. After underperforming in recent years, New Jersey bonds outperformed the national average as the state’s financial condition stabilized, and demand for New Jersey bonds was strong.

AVERAGE ANNUAL TOTAL RETURN[1,2]

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date

New Jersey Municipal Bond Fund, Class A†	5.48%	3.60%	2.67%	3.59%	3.78%

New Jersey Municipal Bond Fund, Class Y	N/A	N/A	N/A	N/A	4.38%[4]

Bloomberg Barclays 3-10 Year Intermediate Municipal Blend Index [3]	4.91%	4.34%	3.37%	4.44%	4.56%

Comparison of Change in the Value of a $100,000 Investment in the New Jersey Municipal Bond Fund, Class A, versus the Bloomberg Barclays 3-10 Year Intermediate Municipal Blend Index

1	For the period ended August 31, 2016. Past performance is no indication of future performance. Class A shares were offered beginning August 19, 1998. Class Y shares were offered beginning October 30, 2015 and therefore do not have performance history for a full year.
2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3	The Bloomberg Barclays 3-10 Year Intermediate Municipal Blend Index is a rules-based, market value-weighted index engineered for the intermediate-term tax exempt investor. The Index is derived from a combination of the Bloomberg Barclays 3, 5, 7 and 10 year municipal Indices. These Indices have four main sectors: general obligation, revenue, insured and pre-refunded bonds.
4	Cumulative return as of inception date, which was October 30, 2015.
†	The graph is based on only Class A shares. Returns for Class Y shares are substantially similar to those of Class A shares and differ only to the extent that Class Y shares have lower total annual fund operating expenses than Class A shares.

N/A — Not Applicable.

SEI Tax Exempt Trust / Annual Report / August 31, 2016	7

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2016 (Unaudited)

New York Municipal Bond Fund

I. Objective

The New York Municipal Bond Fund (“the Fund”) seeks to provide the highest level of current income exempt from federal and New York state and city income taxes as is consistent with the preservation of capital.

II. Investment Approach

The Fund uses a multi-manager approach, relying on a number of sub-advisers with different investment approaches to manage portions of the Fund under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized sub-adviser Standish Mellon Asset Management Company, LLC as of August 31, 2016.

III. Returns

For the fiscal year ended August 31, 2016, the New York Municipal Bond Fund, Class A, returned 5.09%. The Fund’s benchmark — Bloomberg Barclays MF New York Intermediate Municipal Index — returned 5.31%.

IV. Performance Discussion

As addressed in the enclosed shareholder letter, short-term municipal yields moved higher while long-term municipal yields moved lower during the fiscal year, so the Fund’s overweight to short-term bonds detracted. Lower-quality investment-grade bonds generally outperformed higher-quality investment-grade bonds over the full fiscal year, and the Fund’s overweight to BBB securities was additive to returns.

Consistent with the relative sector performance outlined in the shareholder letter, revenue bonds outperformed both General Obligation (“GO”) and pre-refunded bonds during the fiscal year, so the Fund’s overweight to revenue and underweights to GO and pre-refunded bonds enhanced performance. Security selection within the GO sector detracted due to an underweight to New York City bonds, which outperformed.

AVERAGE ANNUAL TOTAL RETURN[1,2]

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date

New York Municipal Bond Fund, Class A†	5.09%	4.03%	2.83%	3.84%	4.08%

New York Municipal Bond Fund, Class Y	N/A	N/A	N/A	N/A	3.89%[4]

Bloomberg Barclays MF New York Intermediate Municipal Index [3]	5.31%	4.96%	3.64%	4.79%	4.87%

Comparison of Change in the Value of a $100,000 Investment in the New York Municipal Bond Fund, Class A, versus the Bloomberg Barclays MF New York Intermediate Municipal Index

1	For the period ended August 31, 2016. Past performance is no indication of future performance. Class A shares were offered beginning August 18, 1998. Class Y shares were offered beginning October 30, 2015 and therefore do not have performance history for a full year.
2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3	The Bloomberg Barclays MF New York Intermediate Municipal Index is a subset of the Bloomberg Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of New York and their agencies, with maturities between 5 and 10 years.
4	Cumulative return as of inception date, which was October 30, 2015.
†	The graph is based on only Class A shares. Returns for Class Y shares are substantially similar to those of Class A shares and differ only to the extent that Class Y shares have lower total annual fund operating expenses than Class A shares.

N/A — Not Applicable

8	SEI Tax Exempt Trust / Annual Report / August 31, 2016

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2016 (Unaudited)

Pennsylvania Municipal Bond Fund

I. Objective

The Pennsylvania Municipal Bond Fund (“the Fund”) seeks to provide current income exempt from federal and Pennsylvania state income taxes consistent with the preservation of capital.

II. Investment Approach

The Fund uses a multi-manager approach, relying on a number of sub-advisers with different investment approaches to manage portions of the Fund under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized sub-adviser Standish Mellon Asset Management Company, LLC as of August 31, 2016.

III. Returns

For the fiscal year ended August 31, 2016, the Pennsylvania Municipal Bond Fund, Class A, returned 4.75%. The Fund’s benchmark — Bloomberg Barclays MF Pennsylvania Intermediate Municipal Index — returned 5.34%.

IV. Performance Discussion

As addressed in the enclosed shareholder letter, short-term municipal yields increased while long-term municipal yields declined during the fiscal year, enabling the Fund’s yield curve-flattening posture to enhance returns.

Lower-quality investment-grade bonds generally outperformed higher-quality investment-grade bonds over the full fiscal year, and the Fund’s overweight to BBB securities was additive.

Consistent with the relative sector performance outlined in the shareholder letter, revenue bonds outperformed both General Obligation (“GO”) and pre-refunded bonds during the fiscal year, so the Fund’s overweight to revenue and underweight to GO contributed to performance, while an overweight to pre-refunded bonds detracted. Security selection within the GO sector was positive as the Fund maintained an underweight to state GO bonds, which have suffered due to budgetary difficulties. Pennsylvania’s legislature and governor have put together a stop-gap funding resolution that provides a short-term solution, but no long-term resolution has been agreed upon.

AVERAGE ANNUAL TOTAL RETURN[1,2]

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date

Pennsylvania Municipal Bond Fund, Class A†	4.75%	3.81%	2.98%	3.59%	3.95%

Pennsylvania Municipal Bond Fund, Class Y	N/A	N/A	N/A	N/A	3.64%	[4]

Bloomberg Barclays MF Pennsylvania Intermediate Municipal Index [3]	5.34%	5.01%	3.95%	4.92%	4.88%

Comparison of Change in the Value of a $100,000 Investment in the Pennsylvania Municipal Bond Fund, Class A, versus the Bloomberg Barclays MF Pennsylvania Intermediate Municipal Index

1	For the period ended August 31, 2016. Past performance is no indication of future performance. Class A shares were offered beginning August 26, 1998. Class Y shares were offered beginning October 30, 2015 and therefore do not have performance history for a full year.
2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3	The Bloomberg Barclays MF Pennsylvania Intermediate Municipal Index is a subset of the Bloomberg Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Pennsylvania and their agencies, with maturities between 5 and 10 years.
4	Cumulative return as of inception date, which was October 30, 2015.
†	The graph is based on only Class A shares. Returns for Class Y shares are substantially similar to those of Class A shares and differ only to the extent that Class Y shares have lower total annual fund operating expenses than Class A shares.

N/A — Not Applicable.

SEI Tax Exempt Trust / Annual Report / August 31, 2016	9

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2016 (Unaudited)

Tax-Advantaged Income Fund

I. Objective

The Tax-Advantaged Income Fund (“the Fund”) seeks to provide the highest level of income possible in a tax-efficient manner.

II. Investment Approach

The Fund uses a multi-manager approach, relying on a number of sub-advisers with different investment approaches to manage portions of the Fund under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized the following sub-advisers as of August 31, 2016: Pacific Investment Management Company, LLC and Spectrum Asset Management, Inc.

III. Returns

For the fiscal year ended August 31, 2016, the Tax-Advantaged Income Fund, Class A, returned 11.12%. The Fund’s primary benchmark — Bloomberg Barclays High Yield Municipal Bond Index — returned 13.38%.

The Fund is designed to have exposure to a range of asset classes, not all of which are reflected in the primary benchmark of the Fund. Therefore, SIMC also utilizes a blended benchmark, which reflects the Fund’s allocations to various asset classes and markets, to assess performance. The Fund’s blended benchmark consists of the Bloomberg Barclays High Yield Municipal Bond Index (60%) and the Bloomberg Barclays Municipal Bond Index (40%). The Fund’s 60/40 Blended Benchmark is designed to provide a useful comparison for the Fund’s overall performance and reflects the Fund’s investment strategy more accurately than the broad-based index.

IV. Performance Discussion

Qualified dividend-income (“QDI”)-eligible preferred stocks produced strong positive returns during the fiscal year, but lagged the performance of municipals, subtracting from returns for the period (QDI is a type of dividend that is subject to capital-gains taxes rather than income taxes, which provides a potential tax benefit for some investors).

As addressed in the enclosed shareholder letter, short-term municipal yields moved higher while long-term municipal yields moved lower during the fiscal year, enabling the Fund’s yield curve-flattening posture to enhance returns through an overweight to bonds with maturities greater than 20 years.

Lower-quality investment-grade bonds generally outperformed higher-quality investment-grade bonds over the full fiscal year, and the Fund’s overweight to BBB securities was additive. Non-investment-grade municipal bonds outperformed investment-grade municipal bonds, so PIMCO’s underweight to non-investment-grade bonds detracted.

Consistent with the relative sector performance outlined in the shareholder letter, revenue bonds outperformed both General Obligation (“GO”) and pre-refunded bonds during the fiscal year. PIMCO’s overweight to revenue and underweights to GO and pre-refunded bonds enhanced performance.

Preferred securities generally outperformed municipal bonds during the period, so Spectrum’s allocation was additive.

During its fiscal year, the Fund purchased a small position in U.S. Treasury futures contracts and utilized interest-rate swap contracts to manage portfolio duration and interest-rate risk. This positioning did not have a material impact on Fund performance.

AVERAGE ANNUAL TOTAL RETURN[1,2]

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Annualized Inception to Date

Tax-Advantaged Income Fund, Class A	11.12%	8.96%	7.36%	5.47%

Tax-Advantaged Income Fund, Class Y	11.40%	9.01%	7.39%	5.49%

60/40 Hybrid of the following Indices:	10.74%	8.08%	6.48%	5.24%

Bloomberg Barclays High Yield Municipal Bond Index [3]	13.38%	9.14%	7.59%	5.21%

Bloomberg Barclays Municipal Bond Index [4]	6.88%	6.47%	4.80%	5.16%

10	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Comparison of Change in the Value of a $100,000 Investment in the Tax-Advantaged Income Fund, Class A and Class Y, versus a 60/40 Blend of the following indices: the Bloomberg Barclays High Yield Municipal Bond Index, and the Bloomberg Barclays Municipal Bond Index

1	For the period ended August 31, 2016. Past performance is no indication of future performance. Class A shares were offered beginning September 4, 2007. Class Y shares were offered beginning May 1, 2015. Class Y shares performance for the period prior to May 1, 2015 is derived from the performance of Class A shares. Returns for Class Y shares are substantially similar to those of Class A shares and differ only to the extent that Class Y shares have lower total annual fund operating expenses than Class A shares.
2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3	The Bloomberg Barclays High Yield Municipal Bond Index covers the universe of fixed rate, noninvestment grade debt. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included. The Index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non- U. S. corporations.
4	The Bloomberg Barclays Municipal Bond Index is a rules based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the Index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date.

SEI Tax Exempt Trust / Annual Report / August 31, 2016	11

SCHEDULE OF INVESTMENTS

August 31, 2016

Intermediate-Term Municipal Fund

Sector Weightings (Unaudited)†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.7%
Alabama — 1.1%
Alabama State, 21st Century Authority, Ser A, RB
5.000%, 06/01/2020	$720	$819
Alabama State, Public School & College Authority, Capital Improvements Project, Ser B, RB
5.000%, 01/01/2019	5,495	6,034
Birmingham, Water Works Board of Revenue Authority, RB
5.000%, 01/01/2021	1,000	1,168
Birmingham, Water Works Board of Revenue Authority, Sub-Ser B, RB Callable 01/01/2027 @ 100
5.000%, 01/01/2031	3,265	4,082
Lower Alabama Gas District, Ser A, RB
5.000%, 09/01/2031	3,140	3,981
University of Alabama, Ser A, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2023	2,160	2,616

		18,700

Alaska — 0.2%
Alaska State, Industrial Development & Export Authority, Ser A, RB Callable 04/01/2020 @ 100
5.250%, 04/01/2023	3,510	4,023

Arizona — 2.6%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB Callable 01/01/2019 @ 100
5.000%, 01/01/2025	2,295	2,518
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB Callable 12/01/2021 @ 100
5.000%, 12/01/2027	2,500	2,976

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB Callable 06/01/2025 @ 100
5.000%, 12/01/2035	$3,000	$3,698
Arizona State, Department of Transportation, Highway Fund Revenue Authority, Ser B, RB Pre-Refunded @ 100
5.000%, 07/01/2018(A)	1,820	1,964
Arizona State, Department of Transportation, State Highway Fund Revenue, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2026	5,000	6,346
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB Pre-Refunded @ 100
5.000%, 01/01/2017(A)	4,500	4,567
Maricopa County, Pollution Control Authority, Public Service, Ser B, RB
5.200%, 06/01/2043(B)	3,690	4,107
Phoenix, Civic Improvement Authority, Junior Lien, RB
5.000%, 07/01/2023	2,510	3,115
Phoenix, Civic Improvement Authority, Junior Lien, RB, NATL Callable 07/01/2017 @ 100
5.000%, 07/01/2020	2,000	2,073
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB Callable 07/01/2020 @ 100
5.000%, 07/01/2026	3,500	4,001
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2028	600	748
5.000%, 07/01/2029	250	310
5.000%, 07/01/2030	500	616
5.000%, 07/01/2032	1,095	1,336
Pima County, Sewer System Authority, RB, AGM Pre-Refunded @ 100
5.000%, 07/01/2020(A)	2,000	2,315
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/2024	1,330	1,603
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB Callable 08/01/2023 @ 100
5.250%, 08/01/2033	1,000	1,159

		43,452

12	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Arkansas — 0.4%
Arkansas State, University of Arkansas, Various Facility Fayetteville Project, RB Callable 11/01/2024 @ 100
5.000%, 11/01/2033	$1,400	$1,702
5.000%, 11/01/2034	1,210	1,467
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	1,535	1,927
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	1,535	1,831

		6,927

California — 13.7%
Alameda Corridor Transportation Authority, Sub-Ser B, RB Callable 10/01/2026 @ 100
5.000%, 10/01/2034	2,820	3,459
Bay Area, Toll Authority, RB
5.000%, 04/01/2022	2,500	3,036
Bay Area, Toll Authority, RB Pre-Refunded @ 100
5.000%, 04/01/2018(A)	1,030	1,102
California State, Department of Water Resources, Ser AS, RB Callable 12/01/2024 @ 100
5.000%, 12/01/2029	1,905	2,411
California State, Department of Water Resources, Ser AS, RB Pre-Refunded @ 100
5.000%, 12/01/2024(A)	5	6
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/2019	4,000	4,461
California State, Economic Recovery, Ser A, GO Pre-Refunded @ 100
5.000%, 07/01/2019(A)	5,000	5,613
California State, GO
5.000%, 10/01/2018	3,000	3,272
5.000%, 11/01/2019	1,000	1,134
5.000%, 02/01/2020	2,000	2,287
5.000%, 09/01/2021	3,075	3,684
5.000%, 09/01/2022	625	764
5.000%, 10/01/2024	2,090	2,666
5.000%, 09/01/2026	2,325	3,054
California State, GO Callable 04/01/2017 @ 100
6.250%, 10/01/2019	480	482
California State, GO Callable 09/01/2018 @ 100
5.000%, 09/01/2028	3,100	3,359

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, GO Callable 04/01/2019 @ 100
5.500%, 04/01/2021	$5,000	$5,620
California State, GO Callable 10/01/2019 @ 100
5.250%, 10/01/2021	4,130	4,709
California State, GO Callable 09/01/2021 @ 100
5.250%, 09/01/2028	1,750	2,111
California State, GO Callable 09/01/2022 @ 100
5.000%, 09/01/2023	2,500	3,065
California State, GO Callable 03/01/2025 @ 100
5.000%, 03/01/2026	5,000	6,409
California State, GO Callable 08/01/2025 @ 100
5.000%, 08/01/2026	2,500	3,229
California State, Health Facilities Financing Authority, RB Callable 10/01/2026 @ 100
4.000%, 10/01/2036	1,900	2,140
California State, Health Facilities Financing Authority, Ser B, RB Callable 11/15/2026 @ 100
4.000%, 11/15/2041	4,365	4,872
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser A, RB Callable 07/01/2023 @ 100
5.000%, 07/01/2026	5,000	6,104
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser C, RB
5.000%, 07/01/2043(B)	2,500	2,804
California State, Infrastructure & Economic Development Bank, Los Angeles Museum, Ser B, RB Callable 09/01/2016 @ 100
0.530%, 09/01/2037(B)(C)	2,000	2,000
California State, Public Works Board, Judicial Council Project, Ser A, RB Callable 03/01/2023 @ 100
5.000%, 03/01/2026	1,000	1,221
California State, Public Works Board, Judicial Council Project, Ser D, RB Callable 12/01/2021 @ 100
5.250%, 12/01/2025	4,185	5,039
California State, Public Works Board, Various Capital Projects, Ser H, RB Callable 12/01/2024 @ 100
5.000%, 12/01/2025	2,795	3,552

SEI Tax Exempt Trust / Annual Report / August 31, 2016	13

SCHEDULE OF INVESTMENTS

August 31, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Public Works Board, Various Capital Projects, Ser I, RB Callable 11/01/2023 @ 100
5.000%, 11/01/2024	$2,500	$3,118
California State, Ser A, GO
5.000%, 07/01/2019(D)	1,375	1,544
California State, Ser A, GO Pre-Refunded @ 100
5.250%, 07/01/2019(A)	1,745	1,971
California State, Ser C, GO Callable 09/01/2025 @ 100
5.000%, 09/01/2030	5,015	6,329
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/2023	715	794
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/2019	3,410	3,788
California State, Statewide Communities Development Authority, Loma Linda University Medical Center, Ser A, RB Callable 06/01/2026 @ 100
5.000%, 12/01/2041(E)	2,315	2,653
California State, Statewide Communities Development Authority, Regional Inland Center Project, RB Pre-Refunded @ 100
5.250%, 12/01/2017(A)	2,215	2,346
California State, Statewide Communities Development Authority, University of California Irvine East, RB
5.000%, 05/15/2022	1,000	1,193
California State, Systemwide University Revenue Authority, Ser A, RB Callable 11/01/2021 @ 100
5.000%, 11/01/2022	5,000	5,999
Golden State, Tobacco Securitization Project, Ser A, RB Callable 06/01/2023 @ 100
5.000%, 06/01/2029	915	1,110
Golden State, Tobacco Securitization Project, Ser A, RB Callable 06/01/2025 @ 100
5.000%, 06/01/2035	3,000	3,665
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC Callable 06/01/2018 @ 100
4.600%, 06/01/2023	3,500	3,709

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Golden State, Tobacco Securitization Project, Ser A1, RB Callable 06/01/2017 @ 100
4.500%, 06/01/2027	$6,435	$6,536
Golden State, Tobacco Securitization Project, Ser B, RB Callable 06/01/2017 @ 17
7.494%, 06/01/2047(F)	19,685	2,080
Imperial Irrigation District Electric System Revenue, Ser A, RB Pre-Refunded @ 100
5.250%, 11/01/2018(A)	2,000	2,198
Imperial Irrigation District Electric System Revenue, Ser C, RB Callable 05/01/2026 @ 100
5.000%, 11/01/2030	1,000	1,273
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 09/01/2021	375	448
5.000%, 03/01/2022	625	753
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB Callable 05/15/2025 @ 100
5.000%, 05/15/2031	840	1,021
5.000%, 05/15/2032	500	606
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB Callable 05/15/2023 @ 100
5.000%, 05/15/2032	2,285	2,704
Los Angeles, Department of Airports, Sub-Ser A, AMT, RB Callable 05/15/2026 @ 100
5.000%, 05/15/2035	460	563
4.000%, 05/15/2034	925	1,037
4.000%, 05/15/2036	460	514
Los Angeles, Department of Water & Power, Power System Project, Ser A, RB
5.000%, 07/01/2020	2,500	2,901
5.000%, 07/01/2021	1,650	1,974
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB Callable 07/01/2020 @ 100
5.000%, 07/01/2025	2,500	2,890
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB Callable 01/01/2024 @ 100
5.000%, 07/01/2032	2,500	3,084
Los Angeles, Harbor Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/2021	1,180	1,393

14	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Los Angeles, Wastewater System Revenue, Ser A, RB Callable 06/01/2020 @ 100
5.000%, 06/01/2022	$2,025	$2,337
North Natomas, Community Facilities District No. 4, Ser E, RB
5.000%, 09/01/2020	1,335	1,524
Northern California, Power Agency, Hydroelectric Project No. 1, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2028	1,845	2,204
Orange County, Transportation Authority, RB Callable 08/15/2023 @ 100
5.000%, 08/15/2025	1,000	1,237
Rancho Santiago, Community College District, GO Callable 09/01/2023 @ 100
5.000%, 09/01/2024	2,500	3,141
Sacramento County, Airport Systems Project, Ser D, RB Callable 07/01/2018 @ 100
5.500%, 07/01/2028	1,345	1,456
Sacramento, Water Authority, RB Callable 09/01/2023 @ 100
5.000%, 09/01/2026	1,395	1,735
San Diego County, Water Authority, Ser B, RB Callable 05/01/2021 @ 100
5.000%, 05/01/2028	2,500	2,952
San Diego, Public Facilities Financing Authority, Ser A, RB Pre-Refunded @ 100
5.000%, 05/15/2019(A)	3,500	3,910
San Francisco Bay Area, Rapid Transit District, Ser D, GO Callable 08/01/2025 @ 100
5.000%, 08/01/2031	4,985	6,308
San Francisco City & County, Airports Commission, San Francisco International Airport Project, AMT, RB
5.250%, 05/01/2018	1,000	1,073
San Francisco City & County, Public Utilities Commission, Ser B, RB Callable 11/01/2019 @ 100
5.000%, 11/01/2026	2,500	2,830
San Francisco City & County, Public Utilities Commission, Ser D, RB Callable 11/01/2021 @ 100
5.000%, 11/01/2027	3,685	4,425
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/2019	1,000	1,109

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB Pre-Refunded @ 100
5.000%, 01/01/2020(A)	$3,050	$3,480
Southern California, Water District, Ser A, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2028	5,000	6,414
Stockton, Unified School District, GO, AGM
5.000%, 07/01/2022	1,220	1,480
Tuolumne, Wind Project Authority, Tuolumne Project, Ser A, RB Callable 01/01/2019 @ 100
5.250%, 01/01/2023	2,245	2,471
University of California, Ser AF, RB Callable 05/15/2023 @ 100
5.000%, 05/15/2024	6,000	7,505
University of California, Ser Q, RB Callable 05/15/2017 @ 101
5.250%, 05/15/2023	180	188
University of California, Ser Q, RB Pre-Refunded @ 101
5.250%, 05/15/2017(A)	3,820	3,985

		225,623

Colorado — 1.1%
Denver City and County, Airport Revenue Authority, Ser A, AMT, RB
5.500%, 11/15/2019	2,500	2,856
Denver City and County, Airport Revenue Authority, Sub-Ser A, AMT, RB Callable 11/15/2023 @ 100
5.500%, 11/15/2027	10,000	12,173
Denver City and County, Airport Revenue Authority, Sub-Ser B, RB Callable 11/15/2023 @ 100
5.250%, 11/15/2026	2,000	2,460

		17,489

Connecticut — 0.6%
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A1, RB Callable 07/01/2018 @ 100
5.000%, 07/01/2025	3,500	3,774
Connecticut State, Special Tax Revenue State, Ser A, RB Callable 09/01/2024 @ 100
5.000%, 09/01/2034	2,500	3,043

SEI Tax Exempt Trust / Annual Report / August 31, 2016	15

SCHEDULE OF INVESTMENTS

August 31, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Connecticut State, Special Tax Revenue State, Ser A, RB Callable 08/01/2025 @ 100
5.000%, 08/01/2028	$1,950	$2,440

		9,257

Delaware — 0.2%
Delaware State, Transportation Authority, RB
5.000%, 07/01/2018	2,500	2,699

District of Columbia — 0.5%
Metropolitan Washington, Airport Authority, Ser A, AMT, RB Callable 10/01/2023 @ 100
5.000%, 10/01/2027	2,705	3,242
Metropolitan Washington, Airport Authority, Ser A, AMT, RB Callable 10/01/2026 @ 100
5.000%, 10/01/2035	1,000	1,215
4.000%, 10/01/2035	4,010	4,437

		8,894

Florida — 5.9%
Broward County, Port Facilities Revenue Authority, Ser B, AMT, RB
5.000%, 09/01/2021	2,500	2,919
Capital Trust Agency, Tuscan Gardens Community, RB Callable 04/01/2022 @ 103
7.000%, 04/01/2035	1,205	1,297
Celebration Pointe, Community Development District No. 1, RB
4.750%, 05/01/2024	525	548
Citizens Property Insurance, Secured High Risk Account, Ser A1, RB
5.000%, 06/01/2019	2,775	3,079
5.000%, 06/01/2021	5,000	5,892
Citizens Property Insurance, Ser A1, RB Callable 12/01/2024 @ 100
5.000%, 06/01/2025	16,000	19,965
Florida State, Department of Transportation, Right of Way Project, Ser A, GO
5.000%, 07/01/2020	1,500	1,737
Florida State, Higher Educational Facilities Financial Authority, University of Tampa Project, Ser A, RB
5.000%, 04/01/2017	1,250	1,280
Florida State, Municipal Power Agency, All Requirements Power Project, RB Callable 10/01/2025 @ 100
5.000%, 10/01/2028	1,000	1,247

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB Pre-Refunded @ 100
5.250%, 10/01/2019(A)	$3,475	$3,946
Florida State, Municipal Power Agency, RB Callable 10/01/2018 @ 100
5.250%, 10/01/2021	825	900
Florida State, Municipal Power Agency, RB Pre-Refunded @ 100
5.250%, 10/01/2018(A)	4,675	5,115
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2024	1,480	1,856
Florida State, Turnpike Authority, Department of Transportation, Ser C, RB
5.000%, 07/01/2023	7,500	9,301
Jacksonville, Revenue Authority, RB Callable 10/01/2024 @ 100
5.000%, 10/01/2027	4,265	5,311
JEA, Electric System Revenue, Sub-Ser A, RB Callable 10/01/2023 @ 100
5.000%, 10/01/2025	1,500	1,865
5.000%, 10/01/2026	1,395	1,728
Lakeland, Energy System Revenue Authority, Ser B, RB, AGM
5.000%, 10/01/2018	2,500	2,725
Lee County, Solid Waste System Revenue, AMT, RB, NATL
5.000%, 10/01/2026	2,425	2,987
Lee County, Transportation Facilities Revenue, RB, AGM
5.000%, 10/01/2023	1,800	2,221
Miami Beach, Redevelopment Agency, RB Callable 02/01/2024 @ 100
5.000%, 02/01/2030	2,500	3,013
Miami-Dade County, Educational Facilities Authority, Ser A, RB Callable 04/01/2025 @ 100
5.000%, 04/01/2030	430	524
5.000%, 04/01/2031	910	1,104
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser B, RB, AMBAC
5.000%, 04/01/2017	2,000	2,050
Miami-Dade County, School Board Foundation, Ser B, RB Callable 05/01/2025 @ 100
5.000%, 05/01/2026	6,985	8,645
Miami-Dade County, Seaport Project, Ser A, RB Callable 10/01/2023 @ 100
5.500%, 10/01/2027	1,330	1,639

16	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Miami-Dade County, Water & Sewer Authority, Ser B, RB, AGM
5.250%, 10/01/2019	$3,000	$3,416
Palm Beach County, Health Facilities Authority, Sinai Residences Boca Raton Project, RB
6.250%, 06/01/2023	120	120
Port Saint Lucie, Utility System Revenue, RB Callable 09/01/2026 @ 100
5.000%, 09/01/2029	1,500	1,878

		98,308

Georgia — 2.8%
Atlanta, Development Authority, Downtown Stadium Project, Ser A1, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2032	2,595	3,168
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB Pre-Refunded @ 100
6.000%, 11/01/2019(A)	6,950	8,098
Atlanta, Water & Wastewater Revenue Authority, Ser B, RB Callable 11/01/2023 @ 100
5.250%, 11/01/2028	3,000	3,745
Burke County, Industrial Development Authority, Oglethorpe Power Corp. Project, Ser A, RB, AGM
0.919%, 01/01/2024(B)	3,075	3,040
Georgia State, Ser A1, GO
5.000%, 02/01/2024	5,000	6,346
Georgia State, Ser I, GO
5.000%, 07/01/2021	4,115	4,920
Gwinnett County, School District, GO Pre-Refunded @ 100
5.000%, 02/01/2018(A)	3,080	3,271
Henry County, Hospital Authority, Henry Hospital Project, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2026	1,650	1,998
5.000%, 07/01/2027	1,390	1,674
Main Street Natural Gas, Ser A, RB
5.500%, 09/15/2028	1,915	2,507
Marietta, Development Authority, Life University Project, RB Callable 06/15/2018 @ 100
6.250%, 06/15/2020	660	690
Municipal Electric Authority of Georgia, Sub- Ser A, RB Callable 07/01/2026 @ 100
5.000%, 01/01/2028	2,500	3,192
Municipal Gas Authority, Gas Portfolio III Project, Ser U, RB
5.000%, 10/01/2020	1,000	1,160

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Richmond County, Board of Education, GO
5.000%, 10/01/2017	$1,600	$1,677

		45,486

Guam — 0.1%
Territory of Guam, Section 30, Ser A, RB Pre-Refunded @ 100
5.375%, 12/01/2019(A)	750	859

Hawaii — 0.5%
Hawaii State, Ser EH, RB
5.000%, 08/01/2020	4,500	5,215
Honolulu City & County, Wastewater Authority, Second Bond Resolution, Ser A, RB Callable 07/01/2019 @ 100
5.000%, 07/01/2021	2,500	2,789

		8,004

Idaho — 0.2%
Boise State University, Revenue Authority, General Project, Ser A, RB
4.000%, 04/01/2021	575	652
4.000%, 04/01/2022	485	558
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/2023	1,000	1,229
Idaho State, Building Authority, Northern Idaho College Project, Ser G, RB
5.000%, 09/01/2023	60	71

		2,510

Illinois — 7.4%
Chicago, Airport Authority, O’Hare International Airport, RB Callable 01/01/2023 @ 100
5.500%, 01/01/2027	2,000	2,422
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2029	5,000	5,968
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2030	4,000	4,845
Chicago, Airport Authority, O’Hare International Airport, Third Lien, Ser B, RB
5.000%, 01/01/2017	2,500	2,536
Chicago, Park District, Ser C, GO Callable 01/01/2024 @ 100
5.000%, 01/01/2029	1,200	1,373
Chicago, Ser C, GO
5.000%, 01/01/2026	1,145	1,246

SEI Tax Exempt Trust / Annual Report / August 31, 2016	17

SCHEDULE OF INVESTMENTS

August 31, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Water Revenue, Second Lien Project, RB Callable 11/01/2024 @ 100
5.000%, 11/01/2029	$1,000	$1,183
5.000%, 11/01/2034	1,500	1,738
Chicago, Water Revenue, Ser A, RB, AMBAC Callable 11/01/2016 @ 100
5.000%, 11/01/2032	5,500	5,537
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2025	1,300	1,581
5.000%, 11/01/2026	1,820	2,240
Illinois State, Development Authority, Memorial Group Inc. Project, RB Callable 11/01/2023 @ 100
7.125%, 11/01/2030	1,310	1,812
Illinois State, Finance Authority, Advocate Health Care Network Project, RB Callable 06/01/2023 @ 100
5.000%, 06/01/2026	6,410	7,720
Illinois State, Finance Authority, Health Care System Project, Ser A, RB Callable 11/15/2025 @ 100
5.000%, 11/15/2029	1,885	2,289
Illinois State, Finance Authority, Presence Health Network, Ser C, RB Callable 02/15/2027 @ 100
5.000%, 02/15/2036	1,340	1,532
Illinois State, Finance Authority, RB Callable 01/01/2026 @ 100
5.000%, 07/01/2031	2,580	3,207
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB Callable 07/01/2023 @ 100
5.500%, 07/01/2028	1,000	1,200
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB Callable 05/15/2025 @ 100
5.000%, 11/15/2033	1,050	1,263
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB Callable 05/15/2025 @ 100
5.000%, 11/15/2034	2,000	2,399
Illinois State, Finance Authority, University of Chicago Medical Center Project, Ser B, RB Callable 09/01/2016 @ 100
0.600%, 08/01/2044(B)(C)	100	100
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB Callable 10/01/2021 @ 100
5.000%, 10/01/2030	1,000	1,176

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Municipal Electric Agency, Ser A, RB Callable 08/01/2025 @ 100
5.000%, 02/01/2032	$5,000	$6,042
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/2020	2,695	3,092
Illinois State, Railsplitter Tobacco Settlement Authority, RB Callable 09/22/2016 @ 100
6.250%, 06/01/2024	3,500	3,516
Illinois State, Railsplitter Tobacco Settlement Authority, RB Callable 06/01/2021 @ 100
5.500%, 06/01/2023	12,325	14,477
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
5.500%, 07/01/2023	2,095	2,639
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/2020	2,710	3,162
Illinois State, Tax Revenue Authority, RB Callable 06/15/2023 @ 100
5.000%, 06/15/2024	2,500	3,040
Illinois State, Toll Highway Authority, Ser A, RB Callable 01/01/2023 @ 100
5.000%, 01/01/2031	3,035	3,608
Illinois State, Toll Highway Authority, Ser A, RB Callable 01/01/2026 @ 100
5.000%, 12/01/2032	2,000	2,463
Illinois State, Toll Highway Authority, Ser A1, RB Callable 01/01/2020 @ 100
5.000%, 01/01/2025	2,250	2,521
Illinois State, Toll Highway Authority, Ser B, RB
5.000%, 12/01/2018	2,500	2,731
Illinois State, Toll Highway Authority, Ser B, RB Callable 01/01/2024 @ 100
5.000%, 01/01/2032	1,250	1,506
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2023	2,250	2,789
Metropolitan Chicago, Water Reclamation District, Ser A, GO Callable 12/01/2026 @ 100
5.000%, 12/01/2031	3,275	4,075
Metropolitan Pier & Exposition Authority, Ser B, RB
5.000%, 12/15/2022	2,745	3,183
Metropolitan Pier & Exposition Authority, Ser B, RB
Callable 06/15/2022 @ 100
5.000%, 12/15/2028	1,580	1,766

18	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Northern Illinois University, Auxiliary Project, RB, AGM
5.000%, 04/01/2017	$1,285	$1,313
University of Illinois, Ser A, RB Callable 04/01/2023 @ 100
5.000%, 04/01/2028	3,210	3,762
University of Illinois, Ser A, RB Callable 04/01/2024 @ 100
5.000%, 04/01/2028	2,035	2,434

		121,486

Indiana — 1.4%
Indiana State, Educational Facilities Finance Authority, Butler University Project, Ser S, RB Callable 02/01/2022 @ 100
5.000%, 02/01/2029	1,000	1,147
Indiana State, Finance Authority, Ser A, RB
5.000%, 12/01/2024	2,000	2,539
Indiana State, Finance Authority, Stadium Project, Ser A, RB Callable 08/01/2025 @ 100
5.250%, 02/01/2035	2,000	2,455
Indiana University, Student Fee Project, Ser S, RB Pre-Refunded @ 100
5.000%, 08/01/2018(A)	2,000	2,167
Indianapolis, Gas Utility Authority, Second Lien, Ser A, RB, AGM Callable 08/15/2020 @ 100
5.000%, 08/15/2023	3,315	3,810
Indianapolis, Local Public Improvement Bond Bank, AMT, RB
5.000%, 01/01/2023	5,750	6,919
Richmond, Hospital Authority, Reid Hospital Project, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2035	3,400	4,036

		23,073

Iowa — 0.1%
Iowa State, Finance Authority, State Revolving Fund, RB Callable 08/01/2021 @ 100
5.000%, 08/01/2024	1,500	1,787

Kansas — 1.1%
Kansas State, Department of Transportation, RB Callable 09/01/2025 @ 100
5.000%, 09/01/2029	6,175	7,879

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Kansas State, Department of Transportation, Ser B, RB
0.751%, 09/01/2019(B)	$1,750	$1,735
Kansas State, Department of Transportation, Ser C, RB
5.000%, 09/01/2020	2,500	2,915
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB Callable 05/15/2022 @ 100
5.000%, 11/15/2029	4,000	4,754
Wyandotte County, Kansas City Unified Government, RB Callable 09/01/2025 @ 100
5.000%, 09/01/2027	1,410	1,465
Wyandotte County, Kansas City Unified Government, Vacation Village Project, Ser B, RB
6.070%, 06/01/2021(F)	10	8

		18,756

Kentucky — 0.5%
University of Kentucky, Ser D, RB
5.250%, 10/01/2018	7,250	7,932

Louisiana — 2.2%
East Baton Rouge, Sewerage Commission, Ser B, RB Callable 02/01/2025 @ 100
5.000%, 02/01/2027	1,000	1,248
Ernest N Morial-New Orleans, Exhibit Hall Authority, RB Callable 07/15/2022 @ 100
5.000%, 07/15/2026	1,000	1,192
5.000%, 07/15/2027	1,750	2,077
Louisiana State, Citizens Property Insurance, Ser C2, RB, AGC Pre-Refunded @ 100
6.750%, 06/01/2018(A)	3,600	3,982
Louisiana State, Public Facilities Authority, Pellets Incorporated Project, AMT, RB
7.000%, 07/01/2024(E)(G)	1,410	820
Louisiana State, Ser A, RB Callable 06/15/2024 @ 100
5.000%, 06/15/2025	2,000	2,517
5.000%, 06/15/2030	1,500	1,842
Louisiana State, Stadium & Exposition District, Ser A, RB
5.000%, 07/01/2019	1,000	1,113
5.000%, 07/01/2022	1,000	1,204
Louisiana State, Tobacco Settlement Financing, Ser A, RB Callable 05/15/2018 @ 100
5.500%, 05/15/2028	8,500	9,105

SEI Tax Exempt Trust / Annual Report / August 31, 2016	19

SCHEDULE OF INVESTMENTS

August 31, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Louisiana State, Tobacco Settlement Financing, Ser A, RB Callable 05/15/2020 @ 100
5.500%, 05/15/2030	$2,000	$2,282
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM Callable 01/01/2025 @ 100
5.000%, 01/01/2028	3,000	3,634
5.000%, 01/01/2032	2,100	2,494
5.000%, 01/01/2033	2,100	2,487

		35,997

Maryland — 1.9%
Maryland State, Economic Development Authority, Potomac Project, RB Callable 03/01/2019 @ 100
6.200%, 09/01/2022	1,335	1,507
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB Callable 06/01/2020 @ 100
5.375%, 06/01/2025	2,820	3,161
Maryland State, Economic Development Authority, AMT, RB Callable 11/30/2021 @ 100
5.000%, 03/31/2024	1,000	1,170
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Systems Project, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2030	1,165	1,375
Maryland State, Health & Higher Educational Facilities Authority, Medical Center Project, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2033	1,340	1,607
5.000%, 07/01/2034	1,065	1,274
Maryland State, Ser 2, GO
5.000%, 08/01/2022	5,000	6,135
Montgomery County, Public Improvement Project, Ser A, GO Pre-Refunded @ 100
5.000%, 07/01/2019(A)	3,750	4,202
Montgomery County, Ser A, GO
5.000%, 11/01/2023	7,000	8,824
Montgomery County, Ser A, GO Callable 11/01/2024 @ 100
5.000%, 11/01/2028	1,625	2,066

		31,321

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts — 3.4%
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/2021	$2,750	$3,303
Massachusetts State, College Building Authority, Ser B, RB Callable 05/01/2022 @ 100
5.000%, 05/01/2029	1,000	1,199
Massachusetts State, College Building Authority, Ser C, RB
4.000%, 05/01/2018	3,075	3,245
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB Callable 09/01/2016 @ 100
0.580%, 09/01/2037(B)(C)	800	800
Massachusetts State, Development Finance Agency, Lahey Health System Project, Ser F, RB Callable 08/15/2020 @ 100
5.000%, 08/15/2028	1,500	1,719
Massachusetts State, Development Finance Agency, Partners Health Care Project, Ser L, RB Callable 07/01/2021 @ 100
5.000%, 07/01/2026	2,000	2,359
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.125%, 01/01/2020	2,765	3,133
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	5,000	5,739
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser R, RB Callable 09/01/2016 @ 100
0.480%, 11/01/2049(B)	200	200
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	1,500	2,092
Massachusetts State, Health & Educational Facilities Authority, Ser G, RB Callable 09/01/2016 @ 100
0.600%, 07/01/2026(B)(C)	3,500	3,500
Massachusetts State, Port Authority, Ser B, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2026	1,500	1,805

20	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, School Building Authority, Ser B, RB Callable 08/15/2022 @ 100
5.000%, 08/15/2028	$1,110	$1,349
5.000%, 08/15/2030	6,400	7,796
Massachusetts State, School Building Authority, Ser C, RB Callable 08/15/2025 @ 100
5.000%, 08/15/2029	1,370	1,733
Massachusetts State, Ser A, GO
5.000%, 03/01/2022	2,125	2,566
Massachusetts State, Ser C, GO, AGM
5.500%, 12/01/2017	3,000	3,184
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/2023	2,265	2,838
Massachusetts State, Water Pollution Abatement Trust, Sub-Ser 17A, RB
5.000%, 02/01/2021	3,215	3,800
Massachusetts State, Water Resources Authority, Ser C, RB Callable 08/01/2026 @ 100
4.000%, 08/01/2036	3,270	3,720

		56,080

Michigan — 3.1%
Kent County, Hospital Finance Authority, Spectrum Health System Project, Ser A, RB
5.000%, 11/15/2017	1,200	1,260
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/2022	5,000	5,959
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,000	1,196
Michigan State, Finance Authority, Government Loan Project, Ser A, RB
5.000%, 05/01/2020	5,000	5,660
Michigan State, Finance Authority, Hospital Oakwood Project, RB Callable 08/15/2023 @ 100
5.000%, 08/15/2031	3,300	3,895
Michigan State, Finance Authority, Hospital Sparrow Project, RB Callable 05/15/2025 @ 100
5.000%, 11/15/2033	2,755	3,344
Michigan State, Finance Authority, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2034	2,565	3,032
Michigan State, Finance Authority, Unemployment Obligation Project, RB
5.000%, 07/01/2018	3,400	3,672

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Unemployment Obligation Project, RB Callable 01/01/2018 @ 100
5.000%, 01/01/2022	$1,250	$1,320
Michigan State, Finance Authority, Unemployment Obligation Project, RB Callable 07/01/2018 @ 100
5.000%, 07/01/2021	7,000	7,540
Michigan State, RB
5.000%, 03/15/2027	3,480	4,465
Michigan State, Ser A, GO
5.000%, 11/01/2019	2,000	2,264
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Junior Lien, AMT, RB, NATL Callable 12/01/2017 @ 100
5.000%, 12/01/2022	1,500	1,574
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser A, AMT, RB
5.000%, 12/01/2016	2,500	2,525
Wayne County, Airport Authority, Ser D, RB Callable 12/01/2025 @ 100
5.000%, 12/01/2030	1,300	1,590
5.000%, 12/01/2031	1,800	2,193

		51,489

Minnesota — 2.1%
Minneapolis & St. Paul, Housing & Redevelopment Authority, Children’s Hospital Clinics, Ser A, RB, AGM Callable 09/01/2016 @ 100
0.600%, 08/15/2037(B)	375	375
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB Pre-Refunded @ 100
6.375%, 11/15/2018(A)	3,250	3,656
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2022	200	242
Minnesota State, Municipal Power Agency, Ser A, RB Callable 10/01/2024 @ 100
5.000%, 10/01/2025	350	438
5.000%, 10/01/2027	600	741
Minnesota State, Various Purposes, GO
5.000%, 08/01/2020	1,945	2,260
Minnesota State, Various Purposes, Ser A, GO
5.000%, 08/01/2023	3,120	3,909
Minnesota State, Various Purposes, Ser A, RB Callable 06/01/2023 @ 100
5.000%, 06/01/2027	2,000	2,449
Minnesota State, Various Purposes, Ser F, GO
5.000%, 10/01/2022	5,000	6,149

SEI Tax Exempt Trust / Annual Report / August 31, 2016	21

SCHEDULE OF INVESTMENTS

August 31, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/2030(B)	$1,575	$1,682
Rochester, Mayo Clinic Project, Ser C, RB
4.500%, 11/15/2038(B)	1,535	1,785
Saint Cloud, Centracare Health System, Ser A, RB Callable 05/01/2026 @ 100
5.000%, 05/01/2030	1,115	1,394
5.000%, 05/01/2031	695	866
St. Louis Park, Health Care Authority, Nicollet Health Services Project, Ser C, RB
5.500%, 07/01/2017(D)	4,240	4,414
University of Minnesota, Ser A, RB
5.000%, 12/01/2017	2,520	2,659
University of Minnesota, Ser A, RB Callable 12/01/2020 @ 100
5.250%, 12/01/2028	1,370	1,612

		34,631

Mississippi — 0.1%
Mississippi State, Business Finance Commission, Chevron USA Project, Ser C, RB Callable 10/03/2016 @ 100
0.600%, 12/01/2030(B)	500	500
Mississippi State, Business Finance Commission, Chevron USA Project, Ser G, RB Callable 10/03/2016 @ 100
0.600%, 11/01/2035(B)	1,900	1,900

		2,400

Missouri — 2.8%
Kansas City, Airport Revenue, General Improvement Project, Ser A, AMT, RB Callable 09/01/2021 @ 100
5.000%, 09/01/2023	8,015	9,336
Missouri State, Development Finance Board, Branson Landing Project, Ser A, RB Callable 06/01/2023 @ 100
5.000%, 06/01/2027	2,295	2,699
Missouri State, Environmental Improvement & Energy Resources Authority, RB
5.000%, 07/01/2017(D)	20	21
Missouri State, Health & Educational Facilities Authority, RB Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,000	1,249
4.000%, 11/15/2033	2,325	2,586
Missouri State, Health & Educational Facilities Authority, Ser A, RB Callable 11/15/2025 @ 100
5.000%, 11/15/2034	3,000	3,594

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Missouri State, Health & Educational Facilities Authority, Ser A1, RB Callable 09/01/2016 @ 100
0.600%, 10/01/2035(B)(C)	$200	$200
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB Callable 06/01/2024 @ 100
5.000%, 06/01/2028	3,425	4,174
Missouri State, Highway & Transportation Commission, Second Lien, RB Pre-Refunded @ 100
5.250%, 05/01/2017(A)	3,490	3,599
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2029	2,000	2,434
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB Callable 01/01/2024 @ 100
5.000%, 01/01/2027	1,850	2,238
5.000%, 01/01/2028	1,400	1,692
Missouri State, Joint Municipal Electric Utility Commission, Prairie Project, Ser A, RB Callable 06/01/2025 @ 100
5.000%, 12/01/2026	5,135	6,406
St. Louis, Airport Authority, Lambert International Airport Project, Ser A1, RB Callable 07/01/2019 @ 100
6.125%, 07/01/2024	2,515	2,852
University of Missouri, Ser A, RB
5.000%, 11/01/2024	3,000	3,838

		46,918

Nebraska — 0.9%
Nebraska State, Public Power District, Ser A, RB Callable 01/01/2022 @ 100
5.000%, 01/01/2029	2,000	2,372
Omaha, Public Power District, Ser A, RB Callable 02/01/2026 @ 100
5.000%, 02/01/2027	1,500	1,939
Omaha, Public Power District, Ser B, RB Pre-Refunded @ 100
5.000%, 02/01/2021(A)	4,015	4,732
Public Power Generation Agency, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2030	5,500	6,676

		15,719

22	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Nevada — 0.4%
Clark County, Airport Authority, Las Vegas McCarran International Project, RB
5.000%, 07/01/2027	$1,545	$1,986
Clark County, Airport Authority, Ser C, RB, AGM Callable 07/01/2019 @ 100
5.000%, 07/01/2023	2,800	3,110
Henderson, Local Improvement District No. T-18, SAB Callable 09/01/2016 @ 100
5.300%, 09/01/2035	1,410	1,410

		6,506

New Hampshire — 0.3%
New Hampshire State, Business Finance Authority, Ser A, RB, AMBAC
1.024%, 10/01/2033(B)	6,040	5,542

New Jersey — 3.6%
New Jersey Health Care Facilities Financing Authority, RB Callable 07/01/2026 @ 100
5.000%, 07/01/2041	1,415	1,672
New Jersey State, Economic Development Authority, Balance Refunding School Project, RB
5.000%, 09/01/2018	935	1,004
New Jersey State, Economic Development Authority, Cigarette Tax Project, RB
5.000%, 06/15/2020	3,755	4,154
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB Callable 03/05/2024 @ 101
5.625%, 11/15/2030	1,160	1,348
New Jersey State, Economic Development Authority, MSU Student Housing Project, RB Callable 06/01/2020 @ 100
5.375%, 06/01/2025	1,450	1,630
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB Callable 03/01/2023 @ 100
5.000%, 03/01/2028	1,250	1,404
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser AA, RB Callable 06/15/2019 @ 100
5.500%, 12/15/2029	3,020	3,315
New Jersey State, Economic Development Authority, School Facilities Project, RB
5.000%, 09/01/2018(D)	2,565	2,785

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, School Facilities Project, RB
5.000%, 06/15/2022	$3,800	$4,341
New Jersey State, Economic Development Authority, School Facilities Project, Ser WW, RB Callable 06/15/2025 @ 100
5.250%, 06/15/2031	4,750	5,502
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB Callable 06/15/2025 @ 100
5.000%, 06/15/2026	3,020	3,497
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2023	855	1,022
New Jersey State, Ser N, GO, NATL
5.500%, 07/15/2018	5,000	5,404
New Jersey State, Tobacco Settlement Authority, Ser 1A, RB Callable 06/01/2017 @ 100
4.500%, 06/01/2023	2,220	2,262
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/2021	4,040	4,576
New Jersey State, Transportation Trust Fund Authority, Ser B, RB Callable 06/15/2021 @ 100
5.500%, 06/15/2031	3,270	3,716
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2021	4,000	4,668
Rutgers University, Ser J, RB Callable 05/01/2023 @ 100
5.000%, 05/01/2029	6,000	7,232

		59,532

New Mexico — 0.5%
New Mexico State, Hospital Equipment Loan Council, RB Callable 08/01/2025 @ 100
5.000%, 08/01/2030	1,130	1,395
New Mexico State, Municipal Energy Acquisition Authority, Ser B, RB Callable 02/01/2019 @ 100
1.101%, 11/01/2039(B)	5,000	4,980
New Mexico State, Municipal Energy Acquisition Authority, Sub-Ser B, RB
1.001%, 02/01/2019(B)	1,865	1,860

		8,235

SEI Tax Exempt Trust / Annual Report / August 31, 2016	23

SCHEDULE OF INVESTMENTS

August 31, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York — 10.4%
Brooklyn, Local Development Authority, Barclays Center Project, RB Pre-Refunded @ 100
6.500%, 01/15/2020(A)	$3,500	$4,166
Jefferson County, Industrial Development Agency, Black River Project, AMT, RB
5.250%, 01/01/2024(E)	160	158
Metropolitan New York, Transportation Authority, Ser B, RB Callable 05/15/2024 @ 100
5.000%, 11/15/2028	3,000	3,719
Metropolitan New York, Transportation Authority, Ser B1, RB Callable 11/15/2023 @ 100
5.000%, 11/15/2029	4,140	5,084
Metropolitan New York, Transportation Authority, Ser C, RB Callable 05/15/2018 @ 100
5.000%, 11/15/2027	1,850	1,982
Metropolitan New York, Transportation Authority, Ser C, RB Pre-Refunded @ 100
6.500%, 11/15/2018(A)	2,135	2,407
Metropolitan New York, Transportation Authority, Ser C, RB Callable 11/15/2018 @ 100
6.500%, 11/15/2028	725	816
Nassau County, Local Economic Assistance Corp., Catholic Health Services of Long Island Project, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2029	1,000	1,196
New York & New Jersey, Port Authority, 146th Street Construction Project, AMT, RB, AGM Callable 12/01/2016 @ 100
5.000%, 12/01/2017	5,000	5,056
New York & New Jersey, Port Authority, JFK International Air Terminal Project, RB Callable 10/03/2016 @ 100
6.500%, 12/01/2028	3,500	3,605
New York & New Jersey, Port Authority, AMT, RB
5.000%, 09/01/2020	5,000	5,771
New York City, Educational Construction Fund, Ser A, RB Callable 04/01/2021 @ 100
6.500%, 04/01/2022	2,325	2,855
New York City, Health & Hospital Authority, Ser A, RB
5.000%, 02/15/2019	2,750	3,028

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Industrial Development Agency, Ser A, AMT, RB
5.000%, 07/01/2022	$1,115	$1,282
New York City, Ser E, GO
5.000%, 08/01/2020	4,555	5,280
5.000%, 08/01/2023	1,315	1,636
New York City, Ser E, GO Callable 08/01/2019 @ 100
5.000%, 08/01/2021	3,125	3,497
5.000%, 08/01/2022	2,000	2,237
New York City, Ser F, GO Callable 02/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,976
New York City, Sub-Ser B1, GO Callable 09/01/2018 @ 100
5.250%, 09/01/2025	4,520	4,927
New York City, Sub-Ser G1, GO Callable 04/01/2022 @ 100
5.000%, 04/01/2023	2,055	2,466
New York City, Sub-Ser I, GO Callable 03/01/2024 @ 100
5.000%, 03/01/2025	2,500	3,154
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB Pre-Refunded @ 100
5.000%, 05/01/2017(A)	1,865	1,919
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB Callable 05/01/2017 @ 100
5.000%, 11/01/2018	950	979
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A1, RB
5.000%, 11/01/2020	1,250	1,464
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB Callable 02/01/2021 @ 100
5.000%, 02/01/2023	2,500	2,932
5.000%, 02/01/2024	2,250	2,637
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E1, RB Callable 02/01/2022 @ 100
5.000%, 02/01/2026	2,470	2,990
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB Callable 05/01/2023 @ 100
5.000%, 05/01/2028	2,500	3,078
New York City, Trust for Cultural Resources, Whitney Museum of American Art Project, RB Callable 01/01/2021 @ 100
5.000%, 07/01/2021	1,320	1,546

24	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Water & Sewer System, Ser DD, RB Callable 06/15/2024 @ 100
5.000%, 06/15/2029	$1,500	$1,879
New York City, Water & Sewer System, Sub-Ser A2, RB Callable 09/01/2016 @ 100
0.590%, 06/15/2044(B)	2,200	2,200
New York State, Dormitory Authority, Department of Health Project, Ser A, RB
5.000%, 07/01/2018	2,530	2,721
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/2021	250	297
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB Callable 01/01/2022 @ 100
5.000%, 07/01/2023	610	735
New York State, Dormitory Authority, North Shore Jewish Project, Ser A, RB Callable 05/01/2021 @ 100
5.000%, 05/01/2023	2,135	2,494
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB Callable 12/01/2018 @ 100
6.500%, 12/01/2021	2,500	2,760
New York State, Dormitory Authority, Ser 2015B-B, RB Callable 09/15/2025 @ 100
5.000%, 03/15/2030	5,000	6,353
New York State, Dormitory Authority, Ser A, RB Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,500	3,176
New York State, Dormitory Authority, Ser A, RB Callable 07/02/2024 @ 100
5.250%, 01/01/2034	910	1,033
New York State, Dormitory Authority, State University Project, RB Callable 05/15/2022 @ 100
5.000%, 05/15/2023	970	1,170
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB Callable 06/15/2022 @ 100
5.000%, 06/15/2024	3,000	3,639
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB Callable 06/15/2018 @ 100
5.000%, 06/15/2021	1,580	1,704
New York State, Liberty Development Authority, World Trade Center Project, RB Callable 11/15/2024 @ 100
5.150%, 11/15/2034(E)	3,335	3,917

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Local Government Assistance, Sub-Ser A, RB
5.000%, 04/01/2018	$5,000	$5,345
New York State, Thruway Authority, Ser A, RB
5.000%, 05/01/2019	9,355	10,396
New York State, Thruway Authority, Ser A, RB Callable 03/15/2021 @ 100
5.000%, 03/15/2025	6,750	7,941
New York State, Thruway Authority, Ser A, RB Callable 01/01/2026 @ 100
4.000%, 01/01/2038	1,000	1,127
New York State, Thruway Authority, Ser J, RB Callable 01/01/2024 @ 100
5.000%, 01/01/2027	2,095	2,591
New York State, Transportation Development, AMT, RB
5.000%, 01/01/2020	6,750	7,616
New York State, Transportation Development, AMT, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2041	2,535	2,923
New York State, Urban Development Authority, Personal Income Tax, Ser A, RB
5.000%, 03/15/2019	2,815	3,122
New York State, Urban Development Authority, Personal Income Tax, Ser A1, RB
5.000%, 03/15/2020	1,875	2,152
Onondaga, Civic Development Corp., St. Joseph’s Hospital Health Center Project, RB Pre-Refunded @ 100
4.625%, 07/01/2019(A)	1,000	1,111
Triborough Bridge & Tunnel Authority, Ser 2003B-2, RB Callable 06/03/2019 @ 100
0.701%, 01/01/2033(B)	5,000	4,946
Troy, Rensselaer Polytechnic Project, Ser B, RB
5.000%, 09/01/2019	1,500	1,676
Utility Debt Securitization Authority, RB Callable 12/15/2025 @ 100
5.000%, 12/15/2033	1,810	2,279

		172,146

North Carolina — 1.4%
North Carolina State, Capital Improvement Project, Ser C, RB Callable 05/01/2021 @ 100
5.000%, 05/01/2030	1,335	1,557
North Carolina State, Medical Care Commission, First Mortgage-Presbyterian Homes Project, RB Callable 10/03/2016 @ 100
5.500%, 10/01/2031	2,360	2,370

SEI Tax Exempt Trust / Annual Report / August 31, 2016	25

SCHEDULE OF INVESTMENTS

August 31, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Carolina State, Ser A, GO Callable 05/01/2020 @ 100
5.000%, 05/01/2022	$275	$316
North Carolina State, Ser A, GO Pre-Refunded @ 100
5.000%, 05/01/2020(A)	850	982
North Carolina State, Ser C, GO
5.000%, 05/01/2022	5,000	6,098
North Carolina State, Water & Sewer System Revenue, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2026	5,000	6,476
Raleigh, Ser A, GO
5.000%, 09/01/2025	2,700	3,537
University of North Carolina at Chapel Hill, RB Pre-Refunded @ 100
5.000%, 12/01/2017(A)	1,650	1,742

		23,078

Ohio — 1.8%
Columbus, Ser 1, GO
5.000%, 07/01/2023	2,115	2,645
Hancock County, Blanchard Valley Regional Health Center Project, RB
5.250%, 12/01/2020	2,000	2,287
Kent State University, Ser B, RB, AGC Pre-Refunded @ 100
5.000%, 05/01/2019(A)	2,295	2,556
Kent State University, Ser B, RB, AGC Callable 05/01/2019 @ 100
5.000%, 05/01/2021	205	227
Montgomery County, Miami Valley Hospital Project, Ser A, RB Callable 11/15/2020 @ 100
5.750%, 11/15/2022	2,500	2,970
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
6.250%, 10/01/2018	1,000	1,113
Ohio State, Higher Educational Facilities Commission, Cleveland Clinic Health Project, Ser A, RB Callable 01/01/2018 @ 100
5.250%, 01/01/2019	3,710	3,948
Ohio State, Ser A, RB Callable 02/01/2021 @ 100
5.000%, 02/01/2023	1,000	1,169
Ohio State, Sewerage Revenue, RB Callable 06/01/2026 @ 100
5.000%, 06/01/2029	2,500	3,213
5.000%, 06/01/2030	2,200	2,809

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Ohio State, Turnpike Commission, Infrastructure Project, RB Callable 02/15/2023 @ 100
5.250%, 02/15/2029	$2,500	$3,060
Ohio State, Water Development Authority, Water Quality Project, Ser A, RB Pre-Refunded @ 100
5.000%, 12/01/2019(A)	3,595	4,084

		30,081

Oklahoma — 0.1%
Tulsa, Airports Improvement Trust, AMT, RB Callable 06/01/2025 @ 100
5.000%, 06/01/2035(B)	1,285	1,495

Oregon — 0.7%
Oregon State, Department of Administrative Services, State Lottery, Ser A, RB Pre-Refunded @ 100
5.250%, 04/01/2019(A)	3,000	3,345
Oregon State, Property Tax, Ser J, GO Pre-Refunded @ 100
5.000%, 05/01/2021(A)	3,755	4,451
Oregon State, State Lottery, Ser C, RB
5.000%, 04/01/2024	2,450	3,107
Tri-County, Metropolitan Transportation District of Oregon, RB Callable 09/01/2026 @ 100
2.750%, 09/01/2034	325	330

		11,233

Pennsylvania — 4.3%
Allegheny County, Port Authority, RB Callable 03/01/2021 @ 100
5.000%, 03/01/2025	2,200	2,554
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB Callable 05/01/2022 @ 100
5.000%, 05/01/2026	1,375	1,559
Berks County, Municipal Authority, Reading Hospital & Medical Center Project, RB Callable 11/01/2019 @ 100
5.250%, 11/01/2024	2,935	3,304
Butler County, Hospital Authority, Butler Health Systems Project, RB Pre-Refunded @ 100
7.125%, 07/01/2019(A)	1,500	1,767
Delaware Valley, Regional Finance Authority, RB
5.750%, 07/01/2017	3,000	3,123

26	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2029	$725	$825
5.000%, 07/01/2034	875	979
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB Pre-Refunded @ 100
5.000%, 03/15/2017(A)	2,510	2,570
Lancaster County, Hospital Authority, RB
5.000%, 08/15/2026	1,940	2,481
Monroeville, Finance Authority, UPMC Project, RB
5.000%, 02/15/2020	1,000	1,137
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB Callable 07/01/2025 @ 100
5.625%, 07/01/2030	1,810	2,070
Pennsylvania State, Economic Development Financing Authority, Albert Einstein Health Care Project, Ser A, RB Pre-Refunded @ 100
6.250%, 10/15/2019(A)	1,800	2,032
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB Callable 07/01/2017 @ 100
5.000%, 01/01/2022	935	969
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB Callable 01/01/2018 @ 100
5.000%, 07/01/2021	2,960	3,129
Pennsylvania State, GO
5.000%, 07/01/2020	1,500	1,713
Pennsylvania State, GO, AGM
5.375%, 07/01/2017	4,200	4,368
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB Callable 05/01/2021 @ 100
5.250%, 05/01/2024	2,680	3,131
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/2019(D)	3,120	3,514
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/2018	5,000	5,382

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Philadelphia School District, Ser E, GO
5.000%, 09/01/2018	$1,785	$1,899
Pennsylvania State, Turnpike Commission, RB Callable 06/01/2026 @ 100
5.000%, 06/01/2028	3,000	3,667
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2017	1,000	1,053
Pennsylvania State, Turnpike Commission, Ser B, RB Callable 12/01/2025 @ 100
5.000%, 12/01/2033	3,000	3,646
Pennsylvania State, Turnpike Commission, Sub-Ser A1, RB Callable 12/01/2024 @ 100
5.000%, 12/01/2030	4,260	5,113
Pittsburgh, Water & Sewer Authority, First Lien, Ser A, RB, AGM Callable 09/01/2023 @ 100
5.000%, 09/01/2025	2,840	3,489
University of Pittsburgh, University Capital Project, Ser B, RB Callable 03/15/2019 @ 100
5.500%, 09/15/2022	2,000	2,237
5.000%, 09/15/2028	2,610	2,879

		70,590

Rhode Island — 0.6%
Rhode Island State, Health & Educational Building Authority, Brown University Project, RB
5.000%, 09/01/2022	5,000	6,110
Tobacco Settlement Financing, Ser A, RB Callable 06/01/2025 @ 100
5.000%, 06/01/2035	3,035	3,407

		9,517

South Carolina — 1.4%
Charleston County, Ser C, GO
5.000%, 11/01/2025	2,900	3,811
Charleston County, Ser D, GO
5.000%, 11/01/2025	3,745	4,921
Charleston, Educational Excellence Finance, Charleston County School Project, Ser B, RB Callable 12/01/2023 @ 100
5.000%, 12/01/2027	2,500	3,094
South Carolina State, Public Service Authority, Ser A, RB Callable 06/01/2026 @ 100
5.000%, 12/01/2029	5,000	6,258

SEI Tax Exempt Trust / Annual Report / August 31, 2016	27

SCHEDULE OF INVESTMENTS

August 31, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
South Carolina State, Public Service Authority, Ser C, RB Callable 12/01/2024 @ 100
5.000%, 12/01/2026	$3,800	$4,734

		22,818

South Dakota — 0.1%
South Dakota State, Health & Educational Facilities Authority, RB Callable 11/01/2025 @ 100
5.000%, 11/01/2027	830	1,030
5.000%, 11/01/2028	900	1,105

		2,135

Tennessee — 1.0%
Memphis, Electric Systems Revenue Authority, RB
5.000%, 12/01/2017	1,730	1,825
Memphis-Shelby County, Airport Authority, Ser D, RB Callable 07/01/2021 @ 100
5.000%, 07/01/2024	1,890	2,205
Metropolitan Government Nashville & Davidson County, Health & Educational Facs Bd, RB Callable 07/01/2026 @ 100
5.000%, 07/01/2031	270	333
5.000%, 07/01/2035	1,465	1,783
Nashville & Davidson County, Metropolitan Government, GO
5.000%, 07/01/2018	1,830	1,976
5.000%, 07/01/2020	1,100	1,273
Nashville & Davidson County, Metropolitan Government, Ser A, GO
5.000%, 01/01/2022	2,250	2,709
Nashville & Davidson County, Metropolitan Government, Ser A, RB Callable 05/15/2023 @ 100
5.000%, 05/15/2029	2,040	2,488
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	1,650	2,043

		16,635

Texas — 11.0%
Aldine, Independent School District, School Building Project, GO Callable 02/15/2018 @ 100
5.000%, 02/15/2022	3,805	4,042
Brownsville, Utilities System Revenue, Ser A, RB Callable 09/01/2023 @ 100
5.000%, 09/01/2024	5,000	6,124

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Central Texas, Regional Mobility Authority, Senior Lien, Ser A, RB Callable 07/01/2025 @ 100
5.000%, 01/01/2032	$1,350	$1,626
Central Texas, Turnpike System, Sub-Ser C, RB Callable 08/15/2024 @ 100
5.000%, 08/15/2031	2,500	2,982
5.000%, 08/15/2033	6,500	7,712
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD Callable 08/15/2024 @ 100
5.000%, 08/15/2027	1,050	1,284
Conroe, Independent School District, GO, PSF-GTD Callable 02/15/2020 @ 100
5.000%, 02/15/2026	2,085	2,376
Corpus Christi, Utility System Revenue, Refinance & Improvement Project, RB, AGM Callable 09/15/2016 @ 100
4.500%, 07/15/2023	135	135
Dallas Independent School District, Ser B6, GO, PSF-GTD
5.000%, 02/15/2036(B)	2,725	3,260
Dallas, Convention Center Hotel Project, Ser A, RB Callable 01/01/2019 @ 100
5.250%, 01/01/2023	3,495	3,802
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser A, RB Callable 11/01/2016 @ 100
5.000%, 11/01/2023	300	302
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser G, RB Callable 11/01/2023 @ 100
5.250%, 11/01/2026	2,250	2,799
Dickinson, Independent School District, GO, PSF-GTD Callable 02/15/2024 @ 100
5.000%, 02/15/2031	2,445	2,964
El Paso, Water & Sewer Revenue, RB Callable 03/01/2024 @ 100
5.000%, 03/01/2027	1,975	2,438
Harris County, Cultural Education Facilities Finance, RB
5.000%, 11/15/2021	1,000	1,190
5.000%, 11/15/2022	1,050	1,271
Harris County, Cultural Education Facilities Finance, Sub-Ser B1, RB Callable 09/01/2016 @ 100
0.570%, 09/01/2031(B)(C)	2,000	2,000

28	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB Callable 11/15/2024 @ 100
5.000%, 11/15/2028	$2,500	$3,048
Harris County, Houston Sports Authority, Ser A, RB Callable 11/15/2024 @ 100
5.000%, 11/15/2029	2,325	2,822
5.000%, 11/15/2030	3,310	4,005
Harris County, Metropolitan Transit Authority, Ser A, RB Pre-Refunded @ 100
5.000%, 11/01/2021(A)	5,660	6,817
Harris County, Ser A, GO Callable 10/01/2025 @ 100
5.000%, 10/01/2028	3,600	4,573
Houston, Utility System Revenue Authority, First Lien, Ser B, RB Callable 11/15/2023 @ 100
5.000%, 11/15/2028	2,610	3,230
Houston, Utility System Revenue Authority, First Lien, Ser D, RB Callable 11/15/2021 @ 100
5.000%, 11/15/2029	3,000	3,556
Lower Colorado, River Authority, RB Callable 05/15/2025 @ 100
5.000%, 05/15/2031	1,000	1,220
Lower Colorado, River Authority, Transmission Services Project, RB
5.000%, 05/15/2018	2,000	2,145
Lower Colorado, River Authority, Transmission Services Project, RB, BHAC Callable 05/15/2018 @ 100
5.000%, 05/15/2021	2,000	2,144
North East, Independent School District, School Building Project, Ser A, GO Pre-Refunded @ 100
5.000%, 08/01/2017(A)	5,000	5,201
North Texas Tollway Authority, Ser A, RB Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,410	1,750
5.000%, 01/01/2033	995	1,225
5.000%, 01/01/2034	465	570
5.000%, 01/01/2035	370	451
5.000%, 01/01/2036	695	845
North Texas, Municipal Water District, RB
5.000%, 09/01/2022	5,000	6,103
North Texas, Tollway Authority, RB Callable 01/01/2018 @ 100
6.000%, 01/01/2024	30	32

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Texas, Tollway Authority, Ser A, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2031	$5,000	$6,056
5.000%, 01/01/2034	4,785	5,731
North Texas, Tollway Authority, Ser S, RB Pre-Refunded @ 100
6.000%, 01/01/2018(A)	215	230
Plano Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2026	6,000	7,803
San Antonio, Public Service Board, RB
5.250%, 02/01/2024	6,000	7,666
San Antonio, Water System Revenue, Ser A, RB
5.000%, 05/15/2023	1,500	1,852
Tarrant County, Cultural Education Facilities Finance, RB Callable 05/15/2026 @ 100
5.000%, 11/15/2032	1,500	1,859
Texas State, College Student Loan Program, Ser B, AMT, GO
5.000%, 08/01/2018	3,135	3,397
Texas State, College Student Loan Program, AMT, GO
5.500%, 08/01/2019	2,500	2,837
Texas State, GO Callable 04/01/2024 @ 100
5.000%, 10/01/2027	4,285	5,337
5.000%, 04/01/2029	3,000	3,705
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	5,000	6,328
Texas State, Municipal Power Agency, RB, NATL
4.079%, 09/01/2016(D)(F)	25	25
Texas State, Private Activity Bond, Surface Transportation Corp., Senior Lien, Ser LBJ, RB Callable 06/30/2020 @ 100
7.500%, 06/30/2033	1,750	2,135
Texas State, Private Activity Bond, Surface Transportation Corp., Senior Lien, Ser NTE, RB Callable 12/31/2019 @ 100
7.500%, 12/31/2031	2,220	2,667
Texas State, Private Activity Bond, Surface Transportation Corp., Senior Lien, AMT, RB Callable 09/01/2023 @ 100
7.000%, 12/31/2038	2,500	3,162
Texas State, Transportation Commission Authority, Mobility Fund, Ser A, GO Pre-Refunded @ 100
5.000%, 04/01/2017(A)	1,600	1,642

SEI Tax Exempt Trust / Annual Report / August 31, 2016	29

SCHEDULE OF INVESTMENTS

August 31, 2016

Intermediate-Term Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas State, Transportation Commission State, Highway Fund, RB
5.000%, 10/01/2026	$1,905	$2,508
Texas State, Water System Revenue, Junior Lien, Ser A, RB Callable 11/15/2023 @ 100
5.000%, 05/15/2025	1,000	1,243
Trinity River Authority LLC, Tarrant County Water Project, RB
5.000%, 02/01/2025	7,705	9,797
University of Houston, Ser A, RB
5.000%, 02/15/2021	5,150	6,048
University of Texas, Ser B, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2027	2,285	2,892
West Travis County, Public Utility Agency, RB Callable 08/15/2021 @ 100
5.000%, 08/15/2022	1,000	1,175

		182,139

Virginia — 0.8%
Chesterfield County, Economic Development Authority, Virginia Electric & Power Project, Ser A, RB Callable 05/01/2019 @ 100
5.000%, 05/01/2023	975	1,081
Fairfax County, Industrial Development Authority, Ser S, RB
5.000%, 05/15/2026	3,055	3,970
Fairfax County, Public Improvement Project, Ser A, GO
5.000%, 04/01/2018	1,630	1,743
5.000%, 10/01/2019	1,220	1,380
Fairfax County, Sewer Revenue, Ser A, RB Callable 07/15/2026 @ 100
5.000%, 07/15/2031	1,000	1,292
Virginia State, College Building Authority, 21st Century College & Equipment Program, Ser A, RB Callable 02/01/2021 @ 100
5.000%, 02/01/2022	2,000	2,348
Virginia State, Ser B, GO Pre-Refunded @ 100
5.000%, 06/01/2018(A)	2,000	2,153

		13,967

Washington — 2.9%
Energy Northwest, Ser C, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2031	1,500	1,867
King County, Sewer Revenue, Ser A, RB Callable 01/01/2023 @ 100
5.000%, 01/01/2029	4,200	5,096

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Port of Seattle, Ser A, RB Callable 08/01/2022 @ 100
5.000%, 08/01/2028	$2,500	$2,955
Port of Seattle, Ser C, AMT, RB Callable 10/01/2024 @ 100
5.000%, 04/01/2032	1,500	1,784
Port of Seattle, AMT, GO Callable 06/01/2021 @ 100
5.250%, 12/01/2021	1,000	1,190
Seattle, Municipal Light & Power Revenue Authority, Improvement Project, Ser A, RB Callable 02/01/2021 @ 100
5.000%, 02/01/2022	2,685	3,148
Washington State, GO
5.000%, 07/01/2023	5,000	6,215
Washington State, Housing Finance Commission, Ser A, RB Callable 07/01/2025 @ 100
6.750%, 07/01/2035(E)	355	382
6.500%, 07/01/2030(E)	345	370
Washington State, Northwest Energy & Electric Authority, Columbia Generating Station, Ser A, RB
5.000%, 07/01/2020	5,000	5,777
Washington State, Ser 2015-A1, GO Callable 08/01/2024 @ 100
5.000%, 08/01/2030	2,540	3,150
Washington State, Ser R-2015C, GO Callable 01/01/2025 @ 100
5.000%, 07/01/2032	7,710	9,464
Washington State, Ser R-2015E, GO Callable 01/01/2025 @ 100
5.000%, 07/01/2031	2,730	3,365
Washington State, Various Purposes, Ser R-C, GO
5.000%, 07/01/2019	3,000	3,356

		48,119

Wisconsin — 1.5%
Public Finance Authority, RB Callable 03/01/2026 @ 100
5.000%, 03/01/2034	6,880	8,326
Public Finance Authority, RB Callable 06/01/2026 @ 100
4.625%, 06/01/2036(E)	1,305	1,297
Public Finance Authority, Ser A, AMT, RB
5.000%, 01/01/2024	1,395	1,615
Wisconsin State, Health & Educational Facilities Authority, RB Callable 08/15/2024 @ 100
5.000%, 08/15/2034	1,155	1,366

30	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Health & Educational Facilities Authority, RB Callable 05/15/2026 @ 100
5.000%, 11/15/2030	$3,810	$4,791
Wisconsin State, Health & Educational Facilities Authority, Ser A, RB Callable 11/01/2024 @ 100
5.000%, 12/01/2029	1,650	1,998
Wisconsin State, Public Finance Authority, AFCO Investors II Portfolio Project, AMT, RB Callable 10/01/2022 @ 100
5.000%, 10/01/2023	1,100	1,133
Wisconsin State, Public Finance Authority, Airport Facilities Project, Ser B, AMT, RB
5.000%, 07/01/2022	1,290	1,445
Wisconsin State, Public Finance Authority, AMT, RB Callable 11/01/2024 @ 100
5.250%, 04/01/2030	2,095	2,346

		24,317

Total Municipal Bonds (Cost $1,539,531) ($ Thousands)		1,647,905

Total Investments — 99.7% (Cost $1,539,531) ($ Thousands)		$1,647,905

Percentages are based on a Net Assets of $1,652,041 ($ Thousands).

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2016.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Security is escrowed to maturity.

(E)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2016, the value of these securities amounted to $9,597 ($ Thousands), representing 0.6% of the net assets of the Fund.

(F)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase, and the Face Amount represents the security’s Notional Principal.

(G)	Security is in default on interest payment.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BHAC — Berkshire Hathaway Assurance Corporation

COP — Certificate of Participation

GO — General Obligation

LLC — Limited Liability Company

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

As of August 31, 2016, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2016	31

SCHEDULE OF INVESTMENTS

August 31, 2016

Short Duration Municipal Fund

Sector Weightings (Unaudited)†:

†Percentages	based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 100.5%
Alabama — 1.0%
Chatom, Industrial Development Board Revenue Authority, PowerSouth Energy Cooperative Project, Ser A, RB Callable 11/15/2016 @ 100
0.875%, 11/15/2038(A)	$1,900	$1,901
Chatom, Industrial Development Board Revenue Authority, RB Callable 02/01/2017 @ 100
0.875%, 08/01/2037(A)	5,900	5,899
East Alabama, Health Care Authority, Ser B, RB
5.500%, 09/01/2033(A)	1,000	1,086
Jefferson County, Ser C, GO Callable 12/03/2018 @ 102
4.900%, 04/01/2021	995	1,057
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
1.625%, 07/15/2034(A)	2,000	2,025
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB Callable 09/01/2016 @ 100
0.620%, 06/01/2034(A)	3,000	3,000

		14,968

Alaska — 0.1%
Matanuska-Susitna Borough, Goose Creek Correctional Center Project, RB
5.000%, 09/01/2020	1,000	1,150

Arizona — 1.7%
Arizona State, COP
2.000%, 09/01/2016	500	500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Glendale, Union School District No. 205, School Improvement Project, Ser A, GO, BAM
2.000%, 07/01/2019	$8,140	$8,383
La Paz County, Excise Tax Refunding Judgment, RB, AGM Callable 01/01/2018 @ 100
1.350%, 07/01/2019	1,610	1,612
1.200%, 07/01/2018	1,040	1,041
Maricopa County, Industrial Development Authority, RB Callable 10/01/2017 @ 100
1.000%, 04/01/2019(A)	12,075	12,078
Maricopa County, Unified School District No. 41 Gilbert, GO, BAM
3.000%, 07/01/2018	585	608
Maricopa County, Unified School District No. 41 Gilbert, Ser A, GO, BAM
2.000%, 07/01/2018	1,060	1,081
Maricopa County, Unified School District No. 89-Dysart, GO, BAM
2.000%, 07/01/2017	500	505
Scottsdale, Industrial Development Authority, Scottsdale Hospital Project, Ser F, RB, AGM
0.650%, 09/01/2045(A)	1,000	1,000

		26,808

California — 2.1%
ABAG, Finance Authority for Nonprofit, Sharp HealthCare Services, Ser D, RB Callable 09/01/2016 @ 100
0.600%, 08/01/2035(A)(B)	2,000	2,000
Bay Area, Toll Authority, Ser B, RB Callable 10/01/2017 @ 100
1.500%, 04/01/2047(A)	1,000	1,007
California State, Infrastructure & Economic Development Bank, J. Paul Getty Trust, RB Callable 01/03/2017 @ 100
0.840%, 04/01/2038(A)	2,000	1,997
California State, Municipal Finance Authority, Various Waste Management Projects, Ser A, RB
1.550%, 02/01/2019	1,850	1,875
California State, Ser B, GO Callable 11/01/2016 @ 100
1.310%, 05/01/2017(A)	1,700	1,701
California State, Ser C3, GO Callable 10/03/2016 @ 100
0.550%, 05/01/2033(A)(B)	2,000	2,000
California State, Statewide Communities Development Authority, RB, AGM
0.680%, 07/01/2040(A)	4,500	4,500

32	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, Ser D, RB
0.680%, 07/01/2041(A)	$5,425	$5,425
California State, Statewide Communities Development Authority, Ser E, RB, AGM
0.680%, 07/01/2040(A)	2,000	2,000
Los Angeles County, Redevelopment Refunding Authority Successor Agency, Various Redevelopment Project Areas, Ser D, RB
5.000%, 09/01/2016	1,060	1,060
Sacramento, Redevelopment Agency Successor Agency, Ser A, RB
4.000%, 12/01/2018	2,000	2,138
3.000%, 12/01/2017	1,000	1,028
Simi Valley, Unified School District, GO
5.000%, 08/01/2017	1,000	1,010
5.000%, 08/01/2018	1,000	1,049
5.000%, 08/01/2019	1,000	1,085
5.000%, 08/01/2021	1,000	1,150
South San Francisco, Unified School District, Ser D, BAN
1.675%, 05/15/2017(C)(D)	2,550	2,538

		33,563

Colorado — 0.7%
Colorado State, Educational & Cultural Facilities Authority, National Jewish Building Project, RB Callable 10/03/2016 @ 100
0.570%, 12/01/2035(A)(B)	500	500
Colorado State, Housing & Finance Authority, Multi-Family Housing Loan Program Pass-Through Crisman Apartments Project, RB, FHA
0.900%, 03/01/2019	1,000	999
Colorado-Northern, Infrastructure General Improvement District, GO, AGM
4.000%, 12/01/2016	600	605
Denver City & County, Airport System Revenue, Ser C, RB, NATL
5.000%, 11/15/2016	575	580
Denver City & County, Ser A1, COP Callable 09/01/2016 @ 100
0.580%, 12/01/2029(A)	2,000	2,000
Denver City & County, Welton Project, RB Callable 10/03/2016 @ 100
0.650%, 04/01/2017	2,000	1,998
E-470, Public Highway Authority, RB Callable 03/01/2017 @ 100
1.740%, 09/01/2039(A)	2,105	2,101
E-470, Public Highway Authority, Ser D1, RB, NATL
5.250%, 09/01/2016	500	500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Park Creek Metropolitan District, TA
4.000%, 12/01/2017	$1,000	$1,037
4.000%, 12/01/2019	350	381
2.000%, 12/01/2016	700	703

		11,404

Connecticut — 3.2%
Bridgeport, Ser B, GO, AGM
4.000%, 10/01/2016	1,390	1,394
Connecticut State, Health & Educational Facility Authority, RB
1.550%, 11/15/2029(A)	1,725	1,730
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A1, RB
1.000%, 07/01/2042(A)	3,000	3,011
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser U1, RB
1.000%, 07/01/2033(A)	17,500	17,557
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser X2, RB
0.900%, 07/01/2037(A)	5,000	5,011
Connecticut State, Higher Education Supplement Loan Authority, AMT, RB
1.650%, 11/15/2017	1,100	1,106
Connecticut State, Ser A, GO
1.330%, 05/15/2017(A)	3,000	3,006
Hamden, GO
3.000%, 08/15/2017	1,000	1,019
Hartford, Ser A, GO
2.000%, 12/01/2016	1,555	1,559
New Britain, BAN
2.000%, 03/23/2017	10,000	10,076
New Britain, Ser A, GO, BAM
5.000%, 03/01/2018	1,000	1,062
New Haven, Ser A, GO
5.000%, 03/01/2017	425	434
New Haven, Ser A, GO, AGM
5.000%, 08/15/2018	2,750	2,966

		49,931

Delaware — 0.1%
Delaware State, Health Facilities Authority, Beebe Medical Center Project, Ser A, RB
5.000%, 06/01/2020	795	887
4.000%, 06/01/2019	885	941

		1,828

SEI Tax Exempt Trust / Annual Report / August 31, 2016	33

SCHEDULE OF INVESTMENTS

August 31, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
District of Columbia — 2.0%
District of Columbia, Housing Finance Agency, Channing Phillips Project, RB
0.550%, 09/01/2017(A)	$5,250	$5,250
District of Columbia, Housing Finance Agency, Portner Flats Apartments Project, RB Callable 08/01/2018 @ 100
1.000%, 08/01/2019(A)	27,000	26,972

		32,222

Florida — 3.8%
Central Florida, Expressway Authority, Senior Lien, BAN Callable 01/01/2018 @ 100
1.625%, 01/01/2019	26,000	26,267
Escambia County, Solid Waste Authority, Gulf Power Company Project, RB
1.400%, 04/01/2039(A)	6,750	6,792
Florida State, Housing Finance, Phoenix Apartments Project, Ser A, RB Callable 04/01/2017 @ 100
0.900%, 10/01/2017	1,900	1,901
Florida State, Housing Finance, Stevens Duval Apartments Project, Ser I, RB
0.550%, 09/01/2016	2,400	2,400
Florida State, Municipal Loan Council, RB
4.000%, 05/01/2017	1,000	1,021
Jacksonville, Sales Tax Revenue Authority, Better Jacksonville Project, RB
5.000%, 10/01/2016	435	437
Martin County, Health Facilities Authority, Martin Memorial Medical Center Project, RB
2.100%, 11/15/2016	1,240	1,241
Miami-Dade County, Housing Finance Authority, St. John Plaza Apartments Project, RB
Callable 02/01/2018 @ 100
0.950%, 08/01/2019(A)	2,000	1,997
Miami-Dade County, Seaport Department, Ser A, RB Callable 09/01/2016 @ 100
0.550%, 10/01/2050(A)(B)	3,800	3,800
Orlando, Greater Aviation Authority, Ser A, RB, AMT
5.000%, 10/01/2019	1,575	1,758
Palm Beach County, Health Facilities Authority, Active Senior Retirement Communities, RB
4.000%, 11/15/2020	2,630	2,925

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Port, St. Lucie Community Redevelopment Agency, TA
5.000%, 01/01/2020	$2,805	$3,149
4.000%, 01/01/2018	2,270	2,362
4.000%, 01/01/2019	1,235	1,317
St. Johns County, School Board, COP
5.000%, 07/01/2018	3,000	3,232

		60,599

Georgia — 2.1%
Athens, Housing Authority, Pinewood Apartments Project, RB Callable 09/22/2016 @ 100
0.600%, 10/01/2016	2,500	2,500
Bartow County, Development Authority, Bowen Power Plant Project, RB
2.375%, 09/01/2029(A)	8,200	8,311
Burke County, Development Authority, Plant Vogtle Project, RB
2.200%, 10/01/2032(A)	2,000	2,055
1.800%, 10/01/2032(A)	5,750	5,826
1.375%, 10/01/2032(A)	1,300	1,304
Georgia State, Ser G, GO Callable 09/07/2016 @ 100
0.960%, 12/01/2026(A)	3,000	2,998
Monroe County, Development Authority, Gulf Power Project, RB
1.700%, 06/01/2049(A)	2,500	2,515
Monroe County, Development Authority, Power Plant Project, RB
2.000%, 07/01/2025(A)	4,805	4,918
Southeast Georgia, Consolidated Housing Authority, Cumberland Oaks Apartments Project, RB
0.630%, 03/01/2017	2,585	2,584

		33,011

Idaho — 0.1%
Idaho, Housing & Finance Association, Ser A, RB Callable 09/02/2016 @ 100
0.800%, 01/01/2038(A)(B)	1,600	1,600

Illinois — 7.7%
Bedford Park, RB
3.000%, 12/01/2017	485	492
3.000%, 12/01/2018	340	346
Bedford Park, Ser A, GO, AGM
3.000%, 12/15/2016	1,410	1,419
Bolingbrook, GO, AGM
3.000%, 01/01/2017	850	856

34	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago Park District, GO
4.000%, 01/01/2017	$1,250	$1,262
4.000%, 01/01/2018	1,000	1,036
Chicago Park District, Ser B, GO
4.000%, 01/01/2017	1,120	1,131
4.000%, 01/01/2018	1,330	1,377
Chicago Park District, Ser C, GO
4.000%, 01/01/2018	1,500	1,554
Chicago, Board of Education, Ser A, GO Callable 10/03/2016 @ 100
4.560%, 03/01/2032(A)	5,200	5,179
Chicago, Board of Education, Ser A2, GO Callable 12/01/2016 @ 100
1.310%, 03/01/2035(A)	3,000	2,911
Chicago, O’Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2019	1,000	1,092
Chicago, O’Hare International Airport, Ser B, RB
5.000%, 01/01/2019	3,060	3,348
Chicago, Ser 2002B, GO
5.000%, 01/01/2020	1,800	1,896
Chicago, Ser A, GO, AGM Callable 10/03/2016 @ 100
5.000%, 01/01/2017	270	271
Chicago, Wastewater Transmission Revenue Authority, RB
5.000%, 01/01/2019	825	891
5.000%, 01/01/2023	30	35
Chicago, Wastewater Transmission Revenue Authority, Ser C, RB
5.000%, 01/01/2018	2,000	2,094
5.000%, 01/01/2019	1,750	1,889
5.000%, 01/01/2020	1,000	1,109
4.000%, 01/01/2017	1,390	1,402
Chicago, Waterworks Revenue Authority, RB
5.000%, 11/01/2016	570	574
5.000%, 11/01/2018	4,600	4,954
5.000%, 11/01/2019	3,250	3,604
4.000%, 11/01/2016	730	734
2.000%, 11/01/2017	2,350	2,373
Cook County, Community High School District No. 228 Bremen, Ser B, GO
5.000%, 12/01/2016	1,500	1,516
Cook County, High School District No. 205 Thornton Township, GO, AGC
5.500%, 12/01/2016	2,490	2,520
Cook County, Ser A, GO
5.000%, 11/15/2016	1,755	1,771
5.000%, 11/15/2018	800	864
5.000%, 11/15/2019	2,465	2,736

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Du Page Cook & Will Counties, Community College District No. 502, GO Callable 06/01/2017 @ 100
5.000%, 06/01/2019	$2,730	$2,816
Eastern Illinois, Economic Development Authority, Providence at Thornberry & Sycamore Hills Projects, RB Callable 09/22/2016 @ 100
0.850%, 07/01/2019(A)	5,000	4,999
Illinois State, Finance Authority, Presbyterian Homes Project, Ser A, RB
1.250%, 05/01/2018	1,000	1,003
1.000%, 05/01/2017	1,000	1,001
Illinois State, Finance Authority, RB
4.750%, 11/01/2036(A)	500	503
Illinois State, GO
5.000%, 01/01/2017	19,200	19,455
5.000%, 08/01/2017	2,280	2,359
4.000%, 02/01/2017	1,750	1,772
4.000%, 07/01/2018	1,150	1,198
3.000%, 02/01/2017	5,000	5,041
Illinois State, GO, AGM
5.000%, 01/01/2017	4,000	4,054
Illinois State, GO, AGM Callable 10/03/2016 @ 100
5.000%, 09/01/2017	2,000	2,016
Illinois State, Housing Development Authority, Meadow View Apartments Project, Ser A, RB Callable 01/01/2017 @ 100
1.200%, 11/01/2019(A)	1,500	1,501
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.000%, 06/01/2017	750	773
Joliet, Ser A, GO
3.000%, 12/15/2017	750	768
2.000%, 12/15/2016	805	808
Kane & DeKalb Counties, Community Unit School District No. 302, GO, AGM Callable 02/01/2017 @ 100
5.000%, 02/01/2019	1,000	1,016
Kane County, School District No. 129 West Aurora, GO, AGM
5.000%, 02/01/2017	5,105	5,193
5.000%, 02/01/2018	4,840	5,108
Lake County, Community Consolidated School District No. 50 Woodland, GO
4.000%, 01/01/2018	1,000	1,041
Schaumburg, Park District, Ser A, GO
4.000%, 12/01/2016	3,235	3,261
University of Illinois, Ser B, COP, AGM
5.000%, 10/01/2016	1,350	1,355

SEI Tax Exempt Trust / Annual Report / August 31, 2016	35

SCHEDULE OF INVESTMENTS

August 31, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Woodford McLean Counties, Community Unit School Dist No. 11, GO, AGM
2.500%, 12/01/2016	$500	$502

		120,779

Indiana — 1.8%
Evansville Housing, Consolidated RAD Projects, Ser A, RB
0.900%, 06/01/2018(A)	2,000	2,002
Fort Wayne, Sewage Works Revenue, RB
2.000%, 08/01/2018	2,000	2,046
1.500%, 08/01/2017	2,000	2,015
Indiana State, Finance Authority, Republic Services Project, RB, AMT
0.800%, 12/01/2037(A)	4,000	4,000
Indiana State, Health Facility Financing Authority, RB
1.150%, 10/01/2026(A)	3,000	3,009
Indiana State, Housing & Community Development Authority, Ser 08A2, RB, GNMA/FNMA/FHLMC Callable 10/03/2016 @ 100
0.890%, 07/01/2039(A)	4,700	4,700
Jasper County, Pollution Control Board, RB, NATL
5.600%, 11/01/2016	2,000	2,016
Jasper, Hospital Authority, Memorial Hospital & Health Care Center Project, RB
4.000%, 11/01/2016	750	754
4.000%, 11/01/2017	365	376
Rockport, RB
1.750%, 06/01/2025(A)	7,550	7,619

		28,537

Iowa — 1.4%
Buchanan County, People’s Memorial Hospital, RB Callable 06/01/2018 @ 100
1.500%, 12/01/2018	2,750	2,753
Iowa State, Finance Authority, Shenandoah Medical Center Project, BAN Callable 01/01/2018 @ 100
1.750%, 06/01/2018	4,000	4,017
Iowa State, Higher Education Loan Authority, RAN Callable 03/01/2018 @ 100
1.000%, 09/01/2018	14,940	14,926

		21,696

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Kansas — 0.3%
Olath, Health Facilities Revenue Authority, Olath Medical Center Project, Ser B, RB Callable 10/03/2016 @ 100
2.000%, 09/01/2037(A)	$4,000	$4,004

Kentucky — 5.8%
Ashland, King’s Daughter Medical Center Project, Ser B, RB
5.000%, 02/01/2017	1,060	1,076
Carroll County, RB
1.050%, 09/01/2042(A)	8,000	7,992
Hazard, Appalachian Regional Health Care Project, BAN
1.000%, 12/01/2016	3,000	3,003
Kentucky State, Asset Liability Commission, Ser A, RB, NATL
0.907%, 11/01/2017(A)	680	680
Kentucky State, Property & Building Commission, Ser A, RB
5.000%, 08/01/2020	1,100	1,264
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, Ser A, BAN
5.000%, 07/01/2017	5,750	5,938
3.000%, 07/01/2017	1,750	1,783
Kentucky State, Rural Water Finance, Ser D1, RB
2.000%, 06/01/2017	20,000	20,200
Louisville/Jefferson County, Metropolitan Government, Gas & Electric Company Project, RB
1.150%, 06/01/2033(A)	3,750	3,757
Louisville/Jefferson County, Metropolitan Government, Gas & Electric Company Project, RB Callable 08/01/2019 @ 100
2.200%, 02/01/2035(A)	1,300	1,335
Louisville/Jefferson County, Metropolitan Government, Gas & Electric Company Project, Ser A, RB
1.650%, 10/01/2033(A)	3,500	3,514
Paducah, Electric Plant Board, RB
2.200%, 10/01/2016	520	520
Pikeville, Educational Facilities Revenue Board, College Optometry Project, BAN Callable 02/01/2017 @ 100
3.000%, 08/01/2017	4,000	4,026
Pikeville, Hospital Revenue Authority, Medical Center Project, BAN
2.000%, 03/01/2017	10,100	10,170

36	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Trimble, Pollution Control, Louisville Gas and Electric Project, Ser A, RB
1.050%, 09/01/2026(A)	$10,750	$10,775
Trimble, Pollution Control, Louisville Gas and Electric Project, AMT, RB
1.350%, 11/01/2027(A)	15,000	15,061

		91,094

Louisiana — 0.5%
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser B1, RB
2.200%, 10/01/2040(A)	4,000	4,042
Shreveport, Water & Sewer Revenue Authority, Ser A, RB, BAM
3.000%, 12/01/2016	3,490	3,511

		7,553

Maryland — 0.4%
Maryland State, Community Development Administration, Allendale Apartments Project, Ser I, RB Callable 11/01/2016 @ 100
1.020%, 05/01/2017	3,200	3,200
Maryland State, Community Development Administration, Waverley View Apartments Project, Ser G, RB Callable 05/01/2018 @ 100
1.150%, 02/01/2019	3,000	2,996

		6,196

Massachusetts — 1.3%
Haverhill, BAN
2.000%, 06/01/2017	13,675	13,817
Massachusetts State, Development Finance Agency, Ser I, RB
5.000%, 07/01/2019	575	634
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser G2, RB, AGM
0.470%, 07/01/2042(A)	3,225	3,225
Massachusetts State, Housing Finance Agency, Ser A, RB Callable 09/22/2016 @ 100
0.650%, 12/01/2016	10	10
Massachusetts State, Ser D2, GO Callable 02/01/2017 @ 100
0.860%, 08/01/2043(A)	2,500	2,499
Massachusetts State, Water Resources Authority, Ser C, RB Callable 10/03/2016 @ 100
0.590%, 08/01/2020(A)(B)	1,000	1,000

		21,185

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan — 3.8%
Chelsea, School District, GO
4.000%, 05/01/2017	$1,425	$1,457
East Lansing, School District, GO
5.000%, 05/01/2017	650	669
5.000%, 05/01/2018	400	427
Forest Hills, Public Schools, GO
5.000%, 05/01/2018	2,000	2,140
5.000%, 05/01/2019	1,425	1,577
4.000%, 05/01/2017	2,150	2,199
Grand Rapids, Public Schools, GO, AGM
5.000%, 05/01/2019	4,550	5,037
Hartland, Consolidated Schools, GO
2.000%, 08/21/2017	2,160	2,178
L’Anse Creuse, Public Schools, GO
5.000%, 05/01/2018	725	775
Livonia, Public School District, GO, BAM
5.000%, 05/01/2018	850	909
4.000%, 05/01/2017	955	974
Michigan State, Finance Authority, Ascension Health Care Project, Ser E1, RB
1.100%, 11/15/2046(A)	2,000	2,008
Michigan State, Finance Authority, Local Government Loan Program, Ser D1, RB, AGM
5.000%, 07/01/2018	2,275	2,442
Michigan State, Hospital Finance Authority, Ascension Health Care Project, RB Pre-Refunded @ 100
0.950%, 02/01/2018(A)(E)	390	391
Michigan State, Hospital Finance Authority, Ascension Health Care Project, Ser A2, RB
1.500%, 11/01/2027(A)	2,000	2,024
Michigan State, Hospital Finance Authority, Ascension Health Credit Project, RB
0.950%, 11/15/2033(A)	11,610	11,643
Southgate Community, School District, GO, BAM
5.000%, 05/01/2017	1,000	1,029
Waterford, School District, GO
2.000%, 09/22/2016	15,000	15,010
West Bloomfield, School District, GO
4.000%, 05/01/2018	1,725	1,811
Woodhaven-Brownstown County, School District, GO
4.000%, 05/01/2018	1,790	1,883
4.000%, 05/01/2019	2,140	2,309
3.000%, 05/01/2017	630	640

		59,532

SEI Tax Exempt Trust / Annual Report / August 31, 2016	37

SCHEDULE OF INVESTMENTS

August 31, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Minnesota — 1.9%
Minnesota State, Higher Education Facilities Authority, St. Olaf College Project, Ser 8G, RB
3.000%, 12/01/2016	$1,035	$1,041
Minnesota State, Housing Finance Agency, Cathedral Hill Project, Ser A, RB Callable 10/03/2016 @ 100
0.800%, 02/01/2017	2,500	2,500
Minnesota State, Housing Finance Agency, Ser A, RB Callable 08/01/2017 @ 100
0.900%, 02/01/2018	2,400	2,398
Minnesota State, Housing Finance Agency, Ser A, AMT, RB, GNMA/FNMA/FHLMC
1.300%, 07/01/2019	500	501
Minnesota State, Ser A, GO
5.000%, 08/01/2022	13,070	16,011
Pipestone County, Medical Center Revenue Authority, BAN Callable 11/01/2016 @ 100
0.850%, 05/01/2017	3,000	3,001
Rochester, Mayo Clinic Project, Ser B, RB Callable 09/01/2016 @ 100
0.560%, 11/15/2038(A)	3,000	3,000
St. Paul, Housing & Redevelopment Authority, Ser A, RB, NATL Callable 11/15/2017 @ 100
5.000%, 11/15/2020	1,410	1,483

		29,935

Mississippi — 2.0%
Jackson County, Port Facility Authority, Chevron USA Project, RB Callable 10/03/2016 @ 100
0.600%, 06/01/2023(A)	15,890	15,890
Mississippi State, Business Finance, Gulf Opportunity Zone Industrial Development, Ser K, RB Callable 10/03/2016 @ 100
0.620%, 11/01/2035(A)	1,750	1,750
Mississippi State, Business Finance, Power Project, RB
1.625%, 12/01/2040(A)	2,000	2,015
Mississippi State, Business Finance, Waste Management Project, RB
1.000%, 07/01/2017	5,885	5,894
Mississippi State, Development Bank, Jackson Public School District Project, RB
5.000%, 04/01/2018	595	633
5.000%, 04/01/2019	1,650	1,814

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Mississippi State, Hospital Equipment & Facilities Authority, Baptist Memorial Health, RB
0.600%, 09/01/2018(A)	$3,210	$3,210

		31,206

Missouri — 0.6%
Missouri State, Health & Educational Facilities Authority, RB
3.000%, 10/01/2016	315	316
Missouri State, Health & Educational Facilities Authority, Ser A2, RB Callable 09/01/2016 @ 100
0.600%, 10/01/2035(A)(B)	400	400
Missouri State, Health & Educational Facilities Authority, Ser B2, RB Callable 09/01/2016 @ 100
0.600%, 10/01/2035(A)(B)	6,750	6,750
St. Charles County, COP
5.000%, 02/01/2019	1,235	1,353

		8,819

Montana — 0.9%
Livingston, Health Care Project, RAN
1.000%, 12/01/2016	14,000	14,014

Nebraska — 0.2%
Central Plains Energy Project No.1, RB
1.064%, 12/01/2017(A)	600	595
Central Plains Energy Project No.3, RB
5.000%, 09/01/2016	1,900	1,900
Nebraska State, Public Power District, RB
4.000%, 01/01/2018	575	600

		3,095

Nevada — 0.1%
Humboldt County, Pollution Control, Sierra Pacific Power Project, Ser A, RB
1.250%, 10/01/2029(A)	1,750	1,761

New Hampshire — 0.0%
New Hampshire State, Health & Education Facilities Authority Act, Kendal at Hanover, RB
3.000%, 10/01/2018	400	416
2.000%, 10/01/2016	260	260

		676

New Jersey — 13.0%
Allamuchy Township, GO
1.000%, 10/14/2016	4,285	4,286
Barnegat Township, BAN
1.000%, 09/23/2016	5,273	5,274

38	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Barnegat Township, TAN
1.250%, 12/01/2016	$4,500	$4,503
Belmar, GO
2.000%, 02/10/2017	10,000	10,050
Berkeley Heights Township, BAN
1.000%, 10/07/2016	6,770	6,772
Brick Township, Ser B, GO
1.000%, 12/15/2016	1,615	1,617
Burlington County, Bridge Commission, Ser B, RAN
2.000%, 04/26/2017	3,000	3,025
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/2017	1,300	1,323
Camden County, Improvement Authority, Ser A, RB
4.000%, 09/01/2016	1,000	1,000
Clark Township, GO
2.000%, 03/17/2017	4,200	4,223
East Brunswick Township, BAN
2.000%, 03/17/2017	3,583	3,607
1.000%, 01/13/2017	7,606	7,611
East Rutherford, BAN
1.500%, 03/16/2017	4,614	4,627
Garden State, Preservation Trust, Ser C, RB, AGM
5.125%, 11/01/2016	1,555	1,567
Glassboro, Ser A, BAN
1.100%, 01/12/2017	7,444	7,451
Hackensack, GO
1.500%, 11/09/2016	2,639	2,644
Hudson County, Improvement Authority, Ser A1, RAN
2.250%, 04/19/2017	4,600	4,642
Hudson County, Improvement Authority, Ser B1, RAN
2.000%, 06/27/2017	2,990	3,021
Linden, GO
1.250%, 12/14/2016	13,378	13,395
Little Egg Harbor Township, Ser A, BAN
1.000%, 02/02/2017	7,944	7,949
Middletown Township, BAN
1.000%, 11/10/2016	8,801	8,806
Millstone Township, BAN
1.000%, 09/16/2016	3,658	3,659
1.000%, 02/16/2017	7,154	7,158
New Jersey State, Economic Development Authority, RB Callable 09/22/2016 @ 100
1.290%, 02/01/2017(A)	3,100	3,098
New Jersey State, Educational Facilities Authority, RB
5.000%, 06/15/2017	1,915	1,976

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/2016	$2,050	$2,071
New Jersey State, Housing & Mortgage Finance Agency, Downtown Plaza Apartments Project, Ser M, RB Callable 09/22/2016 @ 100
0.650%, 08/01/2017(A)	3,950	3,950
New Jersey State, Housing & Mortgage Finance Agency, NCC Manor Project, Ser K, RB Callable 08/01/2017 @ 100
1.050%, 02/01/2018(A)	3,000	3,002
New Jersey State, Housing & Mortgage Finance Agency, Passaic Housing Authority Project, RB Callable 01/15/2017 @ 100
1.000%, 01/15/2019(A)	5,040	5,042
New Jersey State, Housing & Mortgage Finance Agency, RB Callable 11/01/2017 @ 100
0.950%, 03/01/2018(A)	3,000	3,002
New Jersey State, Housing & Mortgage Finance Agency, Ser B, RB
1.250%, 05/01/2019	4,555	4,569
1.050%, 05/01/2018	6,560	6,561
1.000%, 11/01/2017	1,500	1,502
0.850%, 05/01/2017	5,000	4,999
0.550%, 11/01/2016	1,500	1,500
New Jersey State, Transportation Trust Fund Authority, RB, XLCA
5.000%, 12/15/2017	1,200	1,261
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/2018	2,500	2,669
New Jersey State, Turnpike Authority, Ser E, RB Callable 10/03/2016 @ 100
1.180%, 01/01/2023(A)	3,000	3,000
Newark, Housing Authority, South Ward Police Facility Project, RB, AGC
4.500%, 12/01/2018	315	327
Newark, Ser A, TAN
2.500%, 02/15/2017	2,000	2,008
Ocean Township, Board of Education, GO
2.000%, 03/01/2017	294	296
Pequannock Township, BAN
1.000%, 10/21/2016	7,625	7,628
Roselle, BAN
1.000%, 09/22/2016	5,607	5,608
Sussex County, Municipal Utilities Authority, BAN
2.000%, 12/01/2016	1,920	1,927

SEI Tax Exempt Trust / Annual Report / August 31, 2016	39

SCHEDULE OF INVESTMENTS

August 31, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Trenton, GO, BAM
2.000%, 12/01/2016	$1,000	$1,003
West Orange Township, GO
2.000%, 04/13/2017	2,402	2,419
Winslow Township, Ser C, BAN
1.250%, 12/29/2016	2,945	2,948
Woodbury, Ser A, BAN
2.000%, 12/15/2016	7,300	7,325
Wood-Ridge School District, GO
1.000%, 11/04/2016	7,000	7,003

		204,904

New Mexico — 0.4%
Farmington, Pollution Control, El Paso Electric Company Project, RB
1.875%, 06/01/2032(A)	1,500	1,511
New Mexico State, Municipal Energy Acquisition Authority, Ser B, RB
0.871%, 08/01/2017(A)	5,000	5,003

		6,514

New York — 16.4%
Adirondack, Central School District, BAN
1.500%, 07/20/2017	2,041	2,050
Akron, Central School District, BAN
2.000%, 06/22/2017	1,000	1,011
Binghamton, School District, TAN
1.500%, 01/31/2017	2,000	2,006
Binghamton, Ser C, BAN
1.250%, 01/27/2017	5,063	5,071
Brooklyn Arena, Local Development Authority, Barclays Center Project, RB
5.000%, 07/15/2017	250	258
Chautauqua County, Capital Resource, Jamestown Center Project, RB
1.000%, 11/01/2031(A)	3,675	3,675
Chemung County, BAN
1.000%, 10/14/2016	3,588	3,589
East Hampton, Town Housing Authority, RAN
2.000%, 02/24/2017	1,600	1,608
Eaton Vance, Municipal Income Trust, AMT, RB Callable 03/01/2017 @ 101
2.060%, 09/01/2019(A)(F)	3,000	3,001
Evans, Ser A, BAN
1.500%, 06/09/2017	4,470	4,483
Guilderland, Central School District, Ser A, BAN
1.000%, 06/30/2017	18,485	18,518
Hamburg, BAN
2.000%, 07/06/2017	2,000	2,020
Hempstead, GO
2.000%, 12/16/2016	2,000	2,007
Henrietta Fire District, BAN
1.050%, 08/16/2017	4,200	4,195

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Hornell, School District, BAN
2.000%, 06/22/2017	$6,500	$6,549
Kingston, BAN
1.000%, 11/10/2016	5,987	5,991
Le Roy, Central School District, BAN
1.500%, 07/20/2017	6,318	6,346
Lockport, GO
1.000%, 12/14/2016	9,125	9,134
Long Beach, BAN
1.500%, 02/16/2017	2,000	2,005
Long Island, Power Authority, Ser C, RB Callable 05/01/2018 @ 100
0.996%, 05/01/2033(A)	3,000	3,004
Long Island, Power Authority, Ser E, RB, NATL Callable 12/01/2016 @ 100
5.000%, 12/01/2017	2,780	2,811
Malone, Central School District, Ser A, BAN
1.500%, 06/30/2017	15,100	15,176
Marathon, Central School District, BAN
2.000%, 06/09/2017	8,475	8,549
Metropolitan New York, Transportation Authority, Ser D2, RB Callable 05/15/2017 @ 100
0.920%, 11/15/2044(A)	4,000	3,995
Metropolitan New York, Transportation Authority, Ser D2, RB Callable 08/15/2019 @ 100
4.000%, 11/15/2034(A)	3,000	3,260
Metropolitan New York, Transportation Authority, Ser G1, RB Callable 05/01/2019 @ 100
0.651%, 11/01/2032(A)	1,100	1,091
Nassau County, Ser A, TAN
2.000%, 09/15/2016	5,000	5,002
Nassau, Health Care, RAN
2.000%, 01/17/2017	2,000	2,006
New Paltz, Central School District, BAN
1.000%, 03/01/2017	15,000	15,013
New York City, GO Callable 09/01/2016 @ 100
0.620%, 06/01/2044(A)(B)	4,000	4,000
New York City, Housing Development, Sustainable Neighborhood Bonds, RB Callable 05/15/2019 @ 100
1.450%, 05/01/2050(A)	1,005	1,009
New York City, Ser C4, GO, AGC
0.650%, 10/01/2027(A)	350	350
New York City, Ser I3, GO Callable 09/01/2016 @ 100
0.580%, 04/01/2036(A)(B)	1,050	1,050
New York City, Ser J, GO, AGM
0.680%, 06/01/2036(A)	2,425	2,425

40	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Water & Sewer System, RB Callable 09/15/2016 @ 100
0.680%, 06/15/2032(A)	$2,000	$2,000
New York State, Dormitory Authority, Various St. Johns University Projects, Ser B1, RB Callable 09/01/2016 @ 100
0.600%, 07/01/2034(A)(B)	1,100	1,100
New York State, Energy Research & Development Authority, Keyspan Generation Project, Ser A, RB, AMBAC
0.250%, 10/01/2028(A)	1,100	1,100
New York State, Environmental Facilities, Ser S, RB
2.750%, 07/01/2017	710	721
New York State, Housing Finance Agency, Ser B, RB, GNMA/FNMA/FHLMC
1.300%, 05/01/2020	10,000	10,016
1.100%, 05/01/2019	3,000	2,999
0.950%, 11/01/2018	7,900	7,883
Oakfield, BAN
2.000%, 03/23/2017	3,763	3,783
Ogdensburg, Enlarged City School District, BAN
2.000%, 06/21/2017	11,336	11,412
Olean, BAN
2.000%, 06/15/2017	6,799	6,852
Oyster Bay, Ser A, BAN
2.750%, 02/03/2017	4,000	4,015
Rockland County, Ser A, BAN
2.000%, 12/01/2016	500	501
Rockland County, Ser A, GO, AGM
5.000%, 03/01/2017	1,375	1,403
Rome, BAN Callable 09/02/2016 @ 100
1.375%, 09/30/2016	2,000	2,000
Saltaire, Ser A, BAN
2.000%, 11/17/2016	1,850	1,855
Schoharie County, BAN
1.000%, 11/11/2016	13,500	13,508
Schoharie County, Central School District, BAN
1.500%, 11/10/2016	1,745	1,748
Schoharie County, Ser A, BAN
1.000%, 02/10/2017	13,300	13,317
Southern Cayuga, Central School District, BAN
2.000%, 06/23/2017	4,610	4,658
Suffolk County, Ser I, TAN
2.000%, 09/30/2016	2,000	2,002
1.500%, 09/30/2016	1,500	1,501
Suffolk County, TAN
2.000%, 03/24/2017	10,000	10,065

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tompkins County, Development, Cortland Community College, RB
5.000%, 07/01/2017	$1,005	$1,034

		257,731

North Carolina — 0.4%
Greensboro, Housing Authority, Claremont Courts Project, RB Callable 11/01/2016 @ 100
0.950%, 11/01/2017(A)	3,000	3,000
North Carolina State, Capital Facilities Finance Agency, Various Republic Services Projects, AMT, RB
0.800%, 06/01/2038(A)	1,000	1,000
North Carolina State, Grant Anticipation Vehicle, RB Callable 09/01/2017 @ 100
4.000%, 03/01/2023(A)	2,000	2,065
North Carolina State, Medical Care Commission, Moses Cone Health System Project, Ser A, RB Callable 09/01/2016 @ 100
0.570%, 10/01/2035(A)	540	540

		6,605

North Dakota — 0.3%
Hazen, Sakakawea Medical Center Project, BAN Callable 01/01/2017 @ 100
2.500%, 07/01/2017	2,000	2,003
Mercer County, RB
0.650%, 09/06/2016	2,000	2,000

		4,003

Ohio — 3.3%
American Municipal Power, BAN
1.000%, 10/21/2016	4,500	4,501
Crawford County, Avita Health Sytem Project, RB Callable 05/01/2017 @ 100
1.430%, 11/01/2017	12,325	12,359
Defiance, Sewage System, BAN
2.000%, 09/22/2016	1,145	1,146
Forest Park, BAN
1.500%, 08/23/2017	2,600	2,612
Franklin County, Poindexter Phase IIA Project, RB Callable 04/01/2017 @ 100
1.100%, 12/01/2018(A)	2,000	2,002
Hamilton County, Cincinnati Childrens Hospital Project, RB
5.000%, 05/15/2018	450	482
4.000%, 05/15/2017	785	804

SEI Tax Exempt Trust / Annual Report / August 31, 2016	41

SCHEDULE OF INVESTMENTS

August 31, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Kettering, School District, GO
5.000%, 12/01/2017	$1,000	$1,029
5.000%, 12/01/2018	1,000	1,066
Lancaster, Port Authority, RB
0.901%, 08/01/2018(A)	1,335	1,331
0.751%, 02/01/2017(A)	3,000	3,000
Lorain County, Port Authority, Kendal at Oberlin Project, RB
3.000%, 11/15/2016	625	627
3.000%, 11/15/2017	555	567
Marietta, BAN
1.500%, 05/12/2017	3,477	3,491
Ohio State, Air Quality Development Authority, Ser 2005B, RB
3.125%, 01/01/2034(A)	4,000	3,949
Ohio State, Higher Educational Facility Commission, John Carroll University Project, RB Callable 09/01/2018 @ 100
2.250%, 09/01/2033(A)	1,500	1,531
Ohio State, Higher Educational Facility Commission, University Hospital Project, RB Callable 09/01/2016 @ 100
0.850%, 01/15/2033(A)	2,500	2,500
Ohio State, Housing Finance Agency, Multi- Family Cutter Apartment Project, Ser A, RB Callable 09/22/2016 @ 100
0.750%, 01/01/2017	1,200	1,200
Ohio State, Housing Finance Agency, Multi-Family Northland Village Apartment Project, RB Callable 05/01/2017 @ 100
1.000%, 05/01/2019(A)	3,000	3,002
Tipp City, Ser A, BAN
1.200%, 02/15/2017	3,000	3,006
Warrensville Heights, COP
2.500%, 12/14/2016	1,500	1,505

		51,710

Oklahoma — 2.5%
Canadian County, Educational Facilities Authority, Mustang Public Schools Project, RB
3.500%, 09/01/2017	1,065	1,092
Cleveland County, Justice Authority, Detention Facility Project, RB
3.000%, 03/01/2017	900	910
Cushing, Educational Facilities Authority, Cushing Public Schools Project, RB
3.000%, 09/01/2016	1,000	1,000
Logan County, Independent School District No. 1 Guthrie Building, GO
4.000%, 08/01/2020	1,000	1,099

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Moore-Norman Technology Center, School District No. 17, GO
0.050%, 06/01/2018	$6,400	$6,313
0.050%, 06/01/2019	4,105	4,005
Oklahoma, Housing Finance Agency, Savanna Landing Apartments Project, RB Callable 07/01/2018 @ 100
0.850%, 07/01/2019(A)	3,000	2,994
Tulsa Airports, Improvement Trust, Ser B, AMT, RB, BAM
4.000%, 06/01/2017	1,090	1,115
Tulsa County, Independent School District No. 3 Broken Arrow, GO
3.000%, 04/01/2019	2,830	2,983
Tulsa County, Independent School District No. 4 Bixby, GO
2.000%, 05/01/2018	10,150	10,341
Tulsa County, Industrial Authority, Indian Springs Apartments Project, RB Callable 01/01/2018 @ 100
0.850%, 09/01/2019(A)	7,885	7,876

		39,728

Pennsylvania — 6.0%
Armstrong, School District, GO Callable 03/15/2019 @ 100
2.375%, 03/15/2020	715	736
Beaver County, Industrial Development Authority, Pollution Control, Ser B, RB
2.500%, 12/01/2041(A)	1,000	1,002
Bethlehem, Area School District, Ser AA, GO, AGC Callable 04/15/2019 @ 100
4.000%, 10/15/2019	850	908
Capital Region Water, Ser A, RB
5.000%, 07/15/2019	1,350	1,499
Chester County, Industrial Development Authority, University Student Housing Project, BAN Callable 10/03/2016 @ 100
0.650%, 02/01/2017	2,000	2,000
Cumberland County, Municipal Authority, Diakon Lutheran Ministries Project, RB
4.000%, 01/01/2018	500	520
4.000%, 01/01/2019	535	570
3.000%, 01/01/2017	400	403
Downingtown Area, School District, GO Callable 11/01/2018 @ 100
1.260%, 05/01/2030(A)	2,000	2,003

42	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
4.000%, 12/01/2020	$415	$461
3.000%, 12/01/2017	275	282
Hempfield Area, School District, GO
4.000%, 10/15/2017	900	932
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
0.900%, 02/15/2027(A)	13,000	13,018
0.900%, 09/01/2029(A)	5,580	5,587
Penn Hills, School District, GO, BAM
3.000%, 10/01/2016	1,145	1,147
3.000%, 10/01/2017	1,000	1,017
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply, AMT, RB
0.700%, 08/01/2045(A)	2,000	2,000
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, Ser A, RB
1.500%, 11/01/2021(A)	3,000	3,023
Pennsylvania State, Economic Development Financing Authority, AMT, RB
0.900%, 06/01/2044(A)	3,700	3,700
Pennsylvania State, GO
5.000%, 02/01/2018	11,070	11,720
5.000%, 02/01/2019	3,045	3,336
Pennsylvania State, Higher Educational Facilities Authority, AICUP Financing Program, Messiah College Project, Ser I3, RB
1.200%, 11/01/2031(A)	2,725	2,730
Pennsylvania State, Higher Educational Facilities Authority, AICUP Financing Program, Mount Aloysius Project, RB
1.250%, 11/01/2041(A)	1,500	1,503
Pennsylvania State, Higher Educational Facilities Authority, AICUP Financing Program, York College Project, RB
2.000%, 05/01/2034(A)	2,500	2,510
Pennsylvania State, Higher Educational Facilities Authority, East Stroudsburg Student Housing Project, Ser 1B, BAN Callable 08/01/2017 @ 100
0.875%, 02/01/2018	5,000	4,998
Pennsylvania State, Higher Educational Facilities Authority, RB
1.000%, 05/01/2030(A)	2,680	2,680
Pennsylvania State, Turnpike Commission, Ser B1, RB Callable 06/01/2017 @ 100
1.010%, 12/01/2017(A)	4,000	3,989

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia Gas Works, RB
4.000%, 08/01/2017	$2,000	$2,059
Philadelphia, Redevelopment Authority, Ser B, AMT, RB
5.000%, 04/15/2017	525	538
Pittsburgh School District, Ser A, GO, AGM
5.500%, 09/01/2016	3,000	3,000
Upper Darby, GO, AGM Callable 10/03/2016 @ 100
2.250%, 10/01/2017	310	310
Washington County, Hospital Authority, RB
0.800%, 07/01/2031(A)(B)	3,000	2,999
0.800%, 07/01/2037(A)(B)	6,000	5,998
Wilkes-Barre, GO, BAM
1.125%, 11/15/2016	575	575
Wilkes-Barre, GO, BAM
1.125%, 11/15/2016(D)	2,310	2,313
York County, GO Callable 12/01/2016 @ 100
0.656%, 06/01/2033(A)	1,890	1,888

		93,954

Puerto Rico — 0.0%
Puerto Rico Commonwealth, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Bristol-Myers Squibb Project, AMT, RB Callable 09/01/2016 @ 100
1.050%, 12/01/2030(A)	700	700

Rhode Island — 0.7%
Rhode Island State Commerce, RB
5.000%, 06/15/2019	1,000	1,109
Rhode Island State, Health & Educational Building Authority, Providence College Project, RB
4.000%, 11/01/2017	500	518
2.000%, 11/01/2016	1,000	1,002
Rhode Island State, Health & Educational Building Authority, Public Schools Board Project, RB
4.000%, 05/15/2017	1,650	1,684
Rhode Island State, Health & Educational Building Authority, RB, AGM
3.000%, 05/15/2018	4,000	4,130
Rhode Island State, Housing & Mortgage Finance, RB Callable 04/01/2018 @ 100
1.260%, 10/01/2045(A)	2,000	1,998

SEI Tax Exempt Trust / Annual Report / August 31, 2016	43

SCHEDULE OF INVESTMENTS

August 31, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Rhode Island State, Student Loan Authority, Ser A, AMT, RB
5.000%, 12/01/2016	$900	$910

		11,351

South Carolina — 0.8%
Columbia, Waterworks & Sewer System Project, RB Callable 10/06/2016 @ 100
0.590%, 02/01/2038(A)(B)	1,500	1,500
SCAGO, Educational Facilities for Pickens School District, RB
5.000%, 12/01/2016	1,015	1,026
SCAGO, Educational Facilities for Sumter County, School District 17, RB
5.000%, 12/01/2018	1,695	1,833
4.000%, 12/01/2017	1,130	1,170
South Carolina State, Housing Finance & Development Authority, RB Callable 02/01/2018 @ 100
0.900%, 08/01/2019(A)	6,745	6,731
Sumter Two School Facilities, RB, BAM
2.000%, 12/01/2016	1,000	1,003

		13,263

South Dakota — 0.5%
Puttable Floating Option Tax-Exempt Receipts, GO Callable 10/03/2016 @ 100
1.200%, 12/01/2022(A)(F)	7,435	7,435
South Dakota State, Health & Educational Facilities Authority, Sanford Obligation Group Project, Ser B, RB
3.000%, 11/01/2017	500	513
3.000%, 11/01/2018	500	523

		8,471

Tennessee — 0.2%
Tennessee State, Energy Acquisition Authority, Ser A, RB
5.000%, 09/01/2016	860	860
Tennessee State, Energy Acquisition Authority, Ser C, RB
5.000%, 02/01/2018	2,000	2,109

		2,969

Texas — 7.8%
Alamito, Public Facilities, HACEP RAD Conversion Program Project, RB Callable 04/01/2017 @ 100
1.000%, 10/01/2018(A)	3,800	3,801

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Clear Creek, Independent School District, Ser B, GO, PSF-GTD
1.350%, 02/15/2038(A)	$10,000	$10,092
Cypress-Fairbanks, Independent School District, Ser B1, GO, PSF-GTD
2.000%, 02/15/2040(A)	3,000	2,993
Cypress-Fairbanks, Independent School District, Ser B2, GO, PSF-GTD
3.000%, 02/15/2040(A)	3,300	3,371
Dallas, Independent School District, Ser B3, GO, PSF-GTD
5.000%, 02/15/2036(A)	5,000	5,504
Dallas-Fort Worth, International Airport, Ser D, RB
5.000%, 11/01/2016	1,000	1,008
5.000%, 11/01/2017	2,000	2,099
Del Rio, GO, BAM
4.000%, 06/01/2017	980	1,003
4.000%, 06/01/2018	440	463
Dickinson, Independent School District, GO, PSF-GTD
1.050%, 08/01/2037(A)	2,000	2,004
Fort Bend, Independent School District, Ser A, GO, PSF-GTD
0.900%, 08/01/2040(A)	2,000	2,000
Gulf Coast, Waste Disposal Authority, Bayport Area System Project, RB, AGM
4.000%, 10/01/2016	400	401
Harris County, Health Facilities Development, Christus Health Project, Ser A3, RB, AGM
0.700%, 07/01/2031(A)	925	925
Harris County-Houston, Sports Authority, Ser C, RB
4.000%, 11/15/2017	545	565
3.000%, 11/15/2016	1,105	1,110
Houston, Independent School District, GO, PSF-GTD
1.700%, 06/01/2030(A)	1,065	1,080
Houston, Independent School District, Ser A1B, BAN, PSF-GTD
3.000%, 06/01/2039	8,430	8,743
Houston, Independent School District, Ser A2, GO, PSF-GTD
4.000%, 06/01/2039(A)	14,250	14,599
Houston, Independent School District, Ser B, GO, PSF-GTD
0.950%, 06/01/2035(A)	1,400	1,402
Lamar, Consolidated Independent School District, Ser A, RB
1.050%, 08/15/2047	2,100	2,096
Love Field, Airport Modernization, Southwest Airlines Project, AMT, RB
5.000%, 11/01/2018	2,200	2,374

44	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Lower Neches, Valley Authority Industrial Development, Ser B2, AMT, RB Callable 09/01/2016 @ 100
0.610%, 12/01/2039(A)	$1,700	$1,700
Mansfield, Independent School District, GO, PSF-GTD
1.750%, 08/01/2042(A)	1,230	1,241
New Hope, Cultural Education Facilities Finance, Student Housing Construction Project, RAN Callable 08/01/2017 @ 100
1.000%, 02/01/2018	5,900	5,909
North East, Independent School District, Ser B, GO, PSF-GTD Callable 02/01/2017 @ 100
1.420%, 08/01/2040(A)	1,690	1,691
North Texas, Tollway Authority, Ser B, RB
5.000%, 01/01/2018	500	528
Northside, Independent School District, GO, PSF-GTD
1.650%, 08/01/2045(A)	3,250	3,296
Port of Port Arthur, Navigation District, Motiva Enterprises Project, Ser A, RB Callable 09/01/2016 @ 100
0.660%, 04/01/2040(A)	1,000	1,000
San Antonio, Housing Trust Finance, Freedom Hills Ranch Apartments Project, RB Callable 07/01/2017 @ 100
1.000%, 01/01/2018	2,000	2,000
San Antonio, Public Service Board, Junior Lien, RB
2.000%, 12/01/2027(A)	4,000	4,013
San Antonio, Public Service Board, Junior Lien, Ser B, RB
1.750%, 12/01/2027(A)	3,000	3,045
San Antonio, Water System Revenue Authority, Junior Lien, RB
1.240%, 05/01/2043(A)	3,150	3,150
Sienna, Plantation Levee Improvement District, GO, BAM
3.000%, 09/01/2016	500	500
Starr County, GO, AMBAC Callable 10/03/2016 @ 100
4.000%, 08/15/2017	500	501
Tarrant County, Cultural Education Facilities Finance, Hendrick Medical Center Project, RB
4.000%, 09/01/2016	440	440
Tarrant County, Housing Finance, Reserve Quebec Apartments Project, RB Callable 02/01/2018 @ 100
1.000%, 08/01/2018	2,900	2,900

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas State, Department of Housing & Community Affairs, Chisolm Trace Cheyenne Village Apartment Project, RB Callable 06/01/2017 @ 100
0.800%, 06/01/2018(A)	$6,750	$6,750
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, RB
5.000%, 12/15/2016	1,805	1,827
Texas State, Municipal Gas Acquisition & Supply II, RB
1.030%, 09/15/2017(A)	505	504
Texas State, Public Finance Authority, RB Callable 01/01/2017 @ 100
4.000%, 07/01/2017	3,000	3,051
Texas State, Various Water Financial Assistance, Ser B2, GO Callable 08/01/2017 @ 100
2.000%, 08/01/2025(A)	3,125	3,158
Texas State, Various Water Financial Assistance, Ser S, GO Pre-Refunded @ 100
2.000%, 02/01/2016(A)(E)	2,665	2,665
Tomball, Independent School District, Various School Building Projects, Ser B3, GO, PSF-GTD Callable 02/15/2017 @ 100
1.100%, 02/15/2043(A)	2,395	2,388
Trinity, Higher Educational Facilities Authority, St. Thomas University Project, RB
3.000%, 10/01/2017	580	590
2.000%, 10/01/2016	575	575
Williamson County, GO
1.450%, 08/15/2034(A)	2,000	2,019

		123,074

Vermont — 0.1%
Burlington, Airport Revenue, Ser B, AMT, RB
3.500%, 07/01/2018	1,220	1,238

Virginia — 0.4%
American Municipal Power, Bedford Electric Systems Project, BAN
1.250%, 03/28/2017	4,385	4,393
Fredericksburg, Economic Development Authority, Mary Washington Health Care Project, RB Callable 10/03/2016 @ 100
2.460%, 08/01/2038(A)	1,000	1,003

SEI Tax Exempt Trust / Annual Report / August 31, 2016	45

SCHEDULE OF INVESTMENTS

August 31, 2016

Short Duration Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Henrico County, Economic Development Authority, Bon Secours Health Systems Project, RB
4.000%, 11/01/2016	$1,250	$1,257

		6,653

Washington — 0.5%
Energy Northwest, Wind Project, RB
5.000%, 07/01/2017	750	776
Washington State, Health Care Facilities Authority, Peace Health Project, Ser A, RB
5.000%, 11/15/2016	200	202
5.000%, 11/15/2017	500	525
5.000%, 11/15/2018	655	713
Washington State, Motor Vehicle Fuel Tax, Ser B, GO
5.000%, 08/01/2022	5,000	6,092

		8,308

West Virginia — 0.3%
West Virginia State, Economic Development Authority, Shepherd University Foundation, BAN Callable 08/01/2017 @ 100
1.200%, 02/01/2018	4,250	4,258

Wisconsin — 1.3%
Edgerton, Ser B, RB Callable 09/30/2016 @ 100
1.750%, 06/01/2017	2,000	2,002
Ellsworth, Community School District, BAN
2.000%, 09/07/2016(D)	2,500	2,501
Merrill Area, Public School District, Tax & Revenue Anticipation Project, RB
2.000%, 09/16/2016	3,000	3,001
Wisconsin State, Ser B, GO
5.000%, 05/01/2022	10,865	13,187

		20,691

Wyoming — 0.0%
Wyoming State, Community Development Authority, Ser 4, RB, AMT
1.150%, 06/01/2017	400	400

Total Municipal Bonds (Cost $1,581,254) ($ Thousands)		1,583,691

Total Investments — 100.5% (Cost $1,581,254) ($ Thousands)		$1,583,691

Percentages are based on a Net Assets of $1,575,158 ($ Thousands).

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2016.
(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase, and the Face Amount represents the security’s Notional Principal.

(D)	Security is escrowed to maturity.

(E)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(F)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2016, the value of these securities amounted to $10,436 ($ Thousands), representing 0.7% of the net assets of the Fund.

ABAG — Association of Bay Area Governments

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AICUP — Association of Independent Colleges & Universities of Pennsylvania

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

BAN — Bond Anticipation Note

COP — Certificate of Participation

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

HACEP — Housing Authority of the City of EI Paso

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

RAD — Rental Assistance Demonstration

RAN — Revenue Anticipation Note

RB — Revenue Bond

SCAGO — South Carolina Association of Government Organizations

Ser — Series

TA — Tax Allocation

TAN — Tax Anticipation Note

XLCA — XL Capital Assurance

As of August 31, 2016, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The  accompanying notes are an integral part of the financial statements.

46	SEI Tax Exempt Trust / Annual Report / August 31, 2016

SCHEDULE OF INVESTMENTS

August 31, 2016

California Municipal Bond Fund

Sector Weightings (Unaudited)†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.3%
California — 98.5%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB Callable 09/01/2020 @ 100
5.250%, 09/01/2024	$3,060	$3,570
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/2022	1,430	1,750
5.000%, 10/01/2023	2,160	2,698
Burbank, Redevelopment Agency Successor Agency, RB, BAM
5.000%, 12/01/2023	625	781
California State, Department of Water Resources Power Supply Revenue, Ser H, RB Callable 05/01/2018 @ 100
5.000%, 05/01/2022	845	906
California State, Department of Water Resources Power Supply Revenue, Ser H, RB Pre-Refunded @ 100
5.000%, 05/01/2018(A)	1,000	1,073
California State, Department of Water Resources Power Supply Revenue, Ser M, RB
5.000%, 05/01/2019	1,390	1,550
California State, Department of Water Resources Power Supply Revenue, Ser O, RB
5.000%, 05/01/2022	1,235	1,512
California State, Economic Recovery, Ser A, GO
5.000%, 07/01/2018(B)	260	281
California State, Educational Facilities Authority, Occidental College Project, RB
5.000%, 10/01/2022	300	371
5.000%, 10/01/2025	400	527

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Educational Facilities Authority, Occidental College Project, Ser A, RB
4.000%, 10/01/2020	$505	$572
4.000%, 10/01/2021	500	580
California State, Educational Facilities Authority, Pepperdine University Project, RB
5.000%, 09/01/2020	225	263
5.000%, 09/01/2021	325	392
5.000%, 09/01/2022	800	989
California State, Educational Facilities Authority, Pepperdine University Project, RB Callable 09/01/2022 @ 100
5.000%, 09/01/2025	785	961
California State, Educational Facilities Authority, Pepperdine University Project, RB Callable 09/01/2025 @ 100
5.000%, 09/01/2026	650	844
California State, Educational Facilities Authority, Redlands University Project, Ser A, RB
5.000%, 10/01/2023	830	1,014
California State, Educational Facilities Authority, Santa Clara University Project, RB, AMBAC
5.250%, 09/01/2019	1,250	1,423
California State, GO
5.000%, 09/01/2025	1,500	1,933
5.000%, 09/01/2026	2,000	2,627
California State, GO Callable 11/01/2020 @ 100
5.000%, 11/01/2024	1,650	1,935
California State, Health Facilities Financing Authority, Adventist Health System Project, Ser A, RB
5.000%, 03/01/2022	1,200	1,445
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB Callable 06/01/2022 @ 100
5.000%, 06/01/2025	400	480
5.000%, 06/01/2026	350	413
California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB Callable 11/15/2022 @ 100
5.000%, 11/15/2024	1,000	1,214
California State, Health Facilities Financing Authority, El Camino Hospital Project, Ser A, RB
5.000%, 02/01/2022	500	604

SEI Tax Exempt Trust / Annual Report / August 31, 2016	47

SCHEDULE OF INVESTMENTS

August 31, 2016

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, Episcopal Home Project, Ser B, RB
5.100%, 02/01/2019(B)	$560	$593
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB Callable 08/15/2018 @ 100
5.250%, 08/15/2022	3,500	3,810
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2023	1,000	1,248
California State, Infrastructure & Economic Development Bank, Los Angeles Museum, Ser B, RB Callable 09/01/2016 @ 100
0.530%, 09/01/2037(C)(D)	1,300	1,300
California State, Infrastructure & Economic Development Bank, Walt Disney Family Museum, RB
5.000%, 02/01/2023	350	431
5.000%, 02/01/2024	500	629
California State, Municipal Finance Authority, Anaheim Electric Utility Project, RB
5.000%, 10/01/2021	1,000	1,205
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
5.000%, 05/15/2019	895	945
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB Callable 05/15/2019 @ 100
5.500%, 05/15/2021	1,295	1,464
California State, Public Works Board, Corrections and Rehab Project, Ser A, RB Callable 09/01/2024 @ 100
5.000%, 09/01/2025	3,600	4,550
California State, Public Works Board, Ser B, RB
5.000%, 10/01/2020	1,000	1,167
California State, Public Works Board, Ser F, RB
5.000%, 05/01/2025	1,500	1,928
California State, School Finance Authority, RB
5.000%, 08/01/2023(E)	825	981
California State, Statewide Communities Development Authority, Adventist Health System, RB
5.000%, 03/01/2022	1,000	1,204
California State, Statewide Communities Development Authority, Buck Institute for Research on Aging, RB, AGM
5.000%, 11/15/2022	200	243

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, CHF Irvine, RB
5.000%, 05/15/2023	$1,500	$1,825
5.000%, 05/15/2024	1,445	1,788
California State, Statewide Communities Development Authority, Henry Mayo Newhall Memorial Project, Ser A, RB, AGM
5.000%, 10/01/2021	500	588
5.000%, 10/01/2022	500	599
5.000%, 10/01/2023	500	608
California State, Statewide Communities Development Authority, Jewish Home Project, Ser S, RB Callable 11/01/2016 @ 100
2.500%, 08/01/2020	2,250	2,256
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/2019	3,000	3,332
California State, Statewide Communities Development Authority, Rady Children’s Hospital, Ser A, RB
5.000%, 08/15/2022	500	608
California State, Tobacco Securitization Agency, RB
5.000%, 06/01/2023	1,200	1,429
California State, University Revenue Systemwide, Ser A, RB
5.000%, 11/01/2022	1,000	1,235
California State, University Systemwide Project, Ser A, RB Pre-Refunded @ 100
5.250%, 05/01/2019(A)	2,000	2,249
California State, University Systemwide Project, Ser A, RB, AGM
5.000%, 11/01/2016	1,235	1,245
California State, Various Purposes, GO
5.250%, 10/01/2022	3,000	3,719
5.000%, 10/01/2020	5,000	5,843
5.000%, 12/01/2023	2,295	2,884
California State, Various Purposes, GO Callable 10/01/2019 @ 100
5.250%, 10/01/2022	5,000	5,699
California State, Various Purposes, GO Callable 03/01/2020 @ 100
5.000%, 03/01/2022	1,000	1,148
California State, Various Purposes, GO Callable 09/01/2021 @ 100
5.250%, 09/01/2023	5,000	6,069
California State, Various Purposes, GO Callable 09/01/2022 @ 100
5.000%, 09/01/2025	5,400	6,620

48	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Various Purposes, GO Callable 12/01/2023 @ 100
5.000%, 12/01/2024	$5,000	$6,305
Contra Costa, Transportation Authority, Ser B, RB Pre-Refunded @ 100
5.000%, 03/01/2020(A)	3,015	3,463
Contra Costa, Water District, Ser R, RB
5.000%, 10/01/2018	500	546
Contra Costa, Water District, Ser T, RB
5.000%, 10/01/2024	3,325	4,280
Cupertino, Union School District, Ser B, GO
4.000%, 08/01/2023	845	1,006
Dublin, Unified School District, GO
5.000%, 08/01/2023	3,075	3,860
East Bay, Municipal Utility District, Ser B, RB
5.000%, 06/01/2022	1,500	1,839
4.000%, 06/01/2021	1,500	1,724
Eastern Municipal Water District, Ser A, RB
5.000%, 07/01/2026	1,000	1,319
El Dorado, Irrigation District, Ser A, RB, AGM
5.000%, 03/01/2019	500	553
El Dorado, Irrigation District, Ser B, COP
5.000%, 03/01/2025	1,000	1,286
Golden State, Tobacco Securitization, Ser A, RB
5.000%, 06/01/2019	1,000	1,113
5.000%, 06/01/2021	1,000	1,186
Golden West Schools, Financing Authority, Placentia-Yorba Linda University Project, RB, AMBAC
5.500%, 08/01/2021	1,500	1,810
Grossmont Health Care District, Ser D, GO
5.000%, 07/15/2022	1,020	1,249
Imperial, Irrigation District Electric System Revenue Authority, Ser A, RB
5.000%, 11/01/2019	1,020	1,158
Imperial, Irrigation District Electric System Revenue Authority, Ser B-2, RB
5.000%, 11/01/2024	730	939
5.000%, 11/01/2025	1,000	1,308
Imperial, Irrigation District Electric System Revenue Authority, Ser C, RB
5.000%, 11/01/2024	625	804
Jurupa, Public Financing Authority, Ser A, RB
5.000%, 09/01/2019	475	532
Long Beach, Bond Finance Authority, Aquarium Pacific Project, RB Callable 11/01/2021 @ 100
5.000%, 11/01/2026	1,000	1,171
Long Beach, Community College District, Ser B, GO Callable 08/01/2022 @ 100
5.000%, 08/01/2025	2,000	2,451

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Long Beach, Harbor Revenue Authority, Ser B, RB
5.000%, 05/15/2020	$2,000	$2,309
Long Beach, Harbor Revenue, Ser B, RB
5.000%, 05/15/2024	1,000	1,274
Long Beach, Harbor Revenue, Ser C, AMT, RB Callable 05/15/2025 @ 100
5.000%, 05/15/2026	2,370	2,972
Long Beach, Marina Revenue, Alamitos Bay Marina Project, RB
5.000%, 05/15/2021	520	601
5.000%, 05/15/2022	900	1,057
5.000%, 05/15/2023	700	833
Long Beach, Unified School District, GO Callable 08/01/2019 @ 100
5.250%, 08/01/2021	120	136
Long Beach, Unified School District, Ser S, GO Pre-Refunded @ 100
5.250%, 08/01/2019(A)	1,880	2,130
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/2020	3,500	4,064
Los Angeles County, Metropolitan Transportation Authority, Ser D, RB
5.000%, 07/01/2018	1,500	1,620
Los Angeles County, Public Works Financing Authority, Ser D, RB
5.000%, 12/01/2022	1,170	1,439
Los Angeles County, Redevelopment Authority, Bunker Hill Project, RB
5.000%, 12/01/2024	2,000	2,519
Los Angeles, Community College District, Ser A, GO
5.000%, 08/01/2022	1,000	1,230
Los Angeles, Community College District, Ser C, GO
5.000%, 08/01/2022	1,000	1,230
Los Angeles, Community Facilities District, RB
5.000%, 09/01/2021	1,050	1,236
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/2017	1,200	1,238
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB Callable 05/15/2022 @ 100
5.000%, 05/15/2024	1,425	1,697
Los Angeles, Department of Airports, Ser A, AMT, RB
5.000%, 05/15/2023	1,090	1,329

SEI Tax Exempt Trust / Annual Report / August 31, 2016	49

SCHEDULE OF INVESTMENTS

August 31, 2016

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/2022	$1,080	$1,313
5.000%, 05/15/2023	800	994
Los Angeles, Department of Airports, Ser D, AMT, RB
5.000%, 05/15/2023	4,000	4,892
Los Angeles, Department of Revenue, Ser A, RB
5.000%, 08/01/2025	1,000	1,304
Los Angeles, Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/2021	1,400	1,653
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/2020	2,200	2,553
5.000%, 07/01/2022	250	306
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2023	750	915
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2023	1,050	1,320
5.000%, 07/01/2024	1,060	1,362
Los Angeles, Unified School District, Ser A, GO Callable 07/01/2021 @ 100
5.000%, 07/01/2026	2,000	2,382
Los Angeles, Unified School District, Ser C, GO
5.000%, 07/01/2023	2,000	2,514
Los Angeles, Wastewater System Revenue, Senior Lien, Ser B, RB Callable 06/01/2022 @ 100
5.000%, 06/01/2024	2,500	3,035
Milpitas, Redevelopment Agency Successor Agency, Redevelopment Project, GO
5.000%, 09/01/2021	1,000	1,193
Newport Beach, Hoag Memorial Hospital Project, RB Pre-Refunded @ 100
6.000%, 12/01/2021(A)	3,000	3,775
Orange County, Redevelopment Agency Successor Agency, RB
5.000%, 09/01/2021	1,100	1,301
Orange County, Redevelopment Agency Successor Agency, RB, AGM
5.000%, 09/01/2023	525	647
Orange County, Transportation Authority, Express Lanes Project, RB
5.000%, 08/15/2018	300	326
Palomar, Community College District, GO
5.000%, 05/01/2023	750	936
Peralta, Community College District, Ser A, GO
5.000%, 08/01/2023	580	727
5.000%, 08/01/2024	1,300	1,663

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pittsburg Successor Agency Redevelopment Agency, Ser A, RB, AGM
5.000%, 09/01/2023	$3,000	$3,652
Pomona, Unified School District, GO, BAM
5.000%, 08/01/2023	665	829
Poway, Redevelopment Agency Successor Agency, Paguay Redevelopment Project, Ser A, RB
5.000%, 06/15/2021	2,770	3,291
Riverside, Sewer Revenue, Ser A, RB
5.000%, 08/01/2022	1,500	1,822
Sacramento Municipal Utility District, Refunding Cosumnes Project, RB
5.000%, 07/01/2024	500	642
Sacramento Municipal Utility District, Ser D, RB
5.000%, 08/15/2026	1,000	1,322
Sacramento, Redevelopment Agency Successor Agency, Ser A, RB, BAM
5.000%, 12/01/2024	1,000	1,259
Sacramento, Unified School District, GO
5.000%, 07/01/2021	1,125	1,339
San Diego County, Regional Airport Authority, Ser B, AMT, RB
5.000%, 07/01/2023	3,465	4,262
San Diego County, Regional Transportation Commission, Ser A, RB
5.000%, 04/01/2022	1,500	1,835
San Diego County, Regional Transportation Commission, Ser A, RB Callable 04/01/2022 @ 100
5.000%, 04/01/2024	2,000	2,421
San Diego County, Sanford Burnham Medical, RB
5.000%, 11/01/2024	1,200	1,513
San Diego County, Water Authority, RB
5.000%, 05/01/2025	2,155	2,805
San Diego County, Water Authority, Ser A, RB
5.000%, 05/01/2021	1,395	1,663
San Diego County, Water Authority, Ser A, RB Callable 05/01/2021 @ 100
5.000%, 05/01/2023	5,000	5,920
San Diego, Community College District, GO
5.000%, 08/01/2020	1,625	1,896
San Diego, Public Facilities Financing Authority, Ser B, RB Pre-Refunded @ 100
5.000%, 05/15/2019(A)	1,000	1,117
San Diego, Redevelopment Agency Successor Agency, Ser A, RB
5.000%, 09/01/2022	700	857
San Francisco Bay Area, Rapid Transit District, Ser A, RB
5.000%, 07/01/2025	500	654

50	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Francisco Bay Area, Toll Authority, RB Callable 04/01/2022 @ 100
5.000%, 04/01/2025	$2,000	$2,432
5.000%, 04/01/2026	1,425	1,732
San Francisco Bay Area, Water Supply & Conservation Agency, Ser A, RB
5.000%, 10/01/2022	2,000	2,464
San Francisco City & County, Airport Commission, San Francisco International Airport, RB
5.000%, 05/01/2023	1,250	1,560
San Francisco City & County, Public Utilities Commission, Ser A, RB Callable 05/01/2020 @ 100
5.000%, 11/01/2020	1,075	1,240
San Francisco City & County, Public Utilities Commission, Ser D, RB Callable 11/01/2021 @ 100
5.000%, 11/01/2022	1,000	1,201
San Francisco City & County, Redevelopment Agency, Ser B, TA
5.000%, 08/01/2022	235	284
San Francisco City & County, Redevelopment Agency, Ser S, TA
5.000%, 08/01/2023	425	529
San Francisco City & County, Redevelopment Agency, TA
5.000%, 08/01/2022	275	333
San Francisco City & County, Ser A, COP
5.000%, 10/01/2018	2,000	2,180
San Francisco City & County, Ser R1, GO
5.000%, 06/15/2018	810	874
San Francisco City & County, Ser R1, GO Callable 06/15/2023 @ 100
5.000%, 06/15/2026	3,000	3,740
San Joaquin, Delta Community College District, Ser A, GO
5.000%, 08/01/2025	2,000	2,615
San Marcos, Redevelopment Agency Successor Agency, Ser A, RB
5.000%, 10/01/2021	750	897
Santa Clara County, Ser B, GO
5.000%, 08/01/2022	1,785	2,198
Santa Clara Valley, Transportation Authority, Ser A, RB Callable 06/01/2021 @ 100
5.000%, 06/01/2023	1,000	1,188
Santa Monica-Malibu, Unified School District, GO Callable 08/01/2023 @ 100
5.000%, 08/01/2024	1,055	1,320
Sonoma County, Junior College District, GO
5.000%, 08/01/2021	2,100	2,517

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/2020	$750	$861
Sonoma-Marin, Area Rail Transit District, Ser A, RB Callable 03/01/2022 @ 100
5.000%, 03/01/2023	725	874
South Orange County, Public Financing Authority, Senior Lien, Special Tax, Ser A, RB Callable 08/15/2021 @ 102
5.000%, 08/15/2023	725	855
5.000%, 08/15/2024	1,000	1,174
South San Francisco, Unified School District, RB, NATL
5.000%, 09/15/2017	1,070	1,118
Southern California, Metropolitan Water District, Ser A, RB
5.000%, 07/01/2025	1,400	1,830
Southern California, Metropolitan Water District, Ser B, RB
5.000%, 07/01/2019	1,000	1,123
Southern California, Public Power Authority, Ser A, RB
5.250%, 11/01/2025	2,930	3,660
Southern California, Public Power Authority, Ser A, RB Callable 07/01/2021 @ 100
5.000%, 07/01/2025	500	594
Southern California, Water Replenishment District, RB
5.000%, 08/01/2025	425	556
Stockton, Unified School District, GO
5.000%, 08/01/2022	3,000	3,643
Tustin, Unified School District, GO
5.000%, 06/01/2023	800	1,001
5.000%, 09/01/2023	1,000	1,210
Tustin, Unified School District, GO, BAM
5.000%, 09/01/2022	1,000	1,214
University of California, Regents Medical Center Pooled Revenue, Ser L, RB
5.000%, 05/15/2024	2,000	2,543
University of California, Ser AM, RB Callable 05/15/2024 @ 100
5.000%, 05/15/2025	1,000	1,268
Upland, Community Redevelopment Agency Successor Agency, Project Tax Allocation, TA, AGM
4.000%, 09/01/2018	1,000	1,059

SEI Tax Exempt Trust / Annual Report / August 31, 2016	51

SCHEDULE OF INVESTMENTS

August 31, 2016

California Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Upland, Community Redevelopment Agency Successor Agency, TA
5.000%, 09/01/2025	$1,280	$1,610

		302,673

Guam — 0.8%
Territory of Guam, Ser A, RB
5.000%, 12/01/2025	2,000	2,466

Total Municipal Bonds (Cost $287,337) ($ Thousands)		305,139

Total Investments — 99.3% (Cost $287,337) ($ Thousands)		$305,139

Percentages are based on a Net Assets of $307,195 ($ Thousands).

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	Security is held in connection with a letter of credit issued by a major bank.

(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2016.

(E)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2016, the value of these securities amounted to $981 ($ Thousands), representing 0.3% of the net assets of the Fund.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

COP — Certificate of Participation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

As of August 31, 2016, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

52	SEI Tax Exempt Trust / Annual Report / August 31, 2016

SCHEDULE OF INVESTMENTS

August 31, 2016

Massachusetts Municipal Bond Fund

Sector Weightings (Unaudited)†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 100.4%
California — 0.8%
California State, Infrastructure & Economic Development Bank, Los Angeles Museum, Ser B, RB Callable 09/01/2016 @ 100
0.530%, 09/01/2037(A)(B)	$500	$500

Guam — 0.4%
Territory of Guam, Business Privilege Tax, Ser A, RB
5.000%, 01/01/2018	250	262

Massachusetts — 99.2%
Belmont, Municipal Purpose Loan, GO
5.000%, 04/15/2024	1,000	1,273
Beverly, Municipal Purpose Loan, GO Callable 01/15/2020 @ 100
5.000%, 01/15/2022	500	565
Boston, Ser A, GO
5.000%, 03/01/2023	1,000	1,243
Boston, Ser A, GO Callable 03/01/2024 @ 100
5.000%, 03/01/2025	500	633
Boston, Ser B, GO
5.000%, 04/01/2025	1,700	2,209
Boston, Transit Parking Authority, RB Callable 07/01/2021 @ 100
5.000%, 07/01/2022	500	597
Cambridge, Municipal Purpose Loan, GO
5.000%, 02/15/2021	500	592
Malden, Municipal Purpose Loan, GO
5.000%, 11/15/2021	1,000	1,203
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	690
5.000%, 07/01/2022	500	608
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/2021	1,000	1,201

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/2024	$750	$981
5.250%, 07/01/2021	800	961
Massachusetts State, Clean Energy Cooperative, Municipal Lighting Plant Cooperative, RB
5.000%, 07/01/2023	500	619
Massachusetts State, Clean Water Trust, RB
5.000%, 08/01/2021	1,000	1,199
Massachusetts State, Clean Water Trust, Tufts University Project, RB
5.000%, 02/01/2023	1,000	1,240
Massachusetts State, College Building Authority, Ser A, RB
5.000%, 05/01/2022	1,000	1,209
Massachusetts State, College Building Authority, Ser B, RB Callable 05/01/2020 @ 100
5.000%, 05/01/2022	540	621
Massachusetts State, Development Finance Agency, Baystate Medical Center Project, Ser N, RB
5.000%, 07/01/2023	200	243
Massachusetts State, Development Finance Agency, Berklee College Music Project, RB
5.000%, 10/01/2026	675	873
Massachusetts State, Development Finance Agency, Boston College Project, Ser P, RB Callable 07/01/2017 @ 100
5.000%, 07/01/2019	250	259
Massachusetts State, Development Finance Agency, Boston College Project, Ser S, RB Callable 07/01/2023 @ 100
5.000%, 07/01/2024	1,000	1,245
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser O1, RB Callable 10/01/2019 @ 100
5.000%, 10/01/2022	500	564
Massachusetts State, Development Finance Agency, CareGroup Project, Ser H-1, RB
5.000%, 07/01/2024	500	621
Massachusetts State, Development Finance Agency, CareGroup Project, Ser I, RB
5.000%, 07/01/2026	500	638
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB
5.000%, 09/01/2026	200	261

SEI Tax Exempt Trust / Annual Report / August 31, 2016	53

SCHEDULE OF INVESTMENTS

August 31, 2016

Massachusetts Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB Callable 09/01/2016 @ 100
0.580%, 09/01/2037(A)(B)	$100	$100
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser B, RB, AMBAC Callable 09/01/2017 @ 100
5.000%, 09/01/2018	250	261
Massachusetts State, Development Finance Agency, Lahey Clinic Project, Ser F, RB
5.000%, 08/15/2024	750	942
Massachusetts State, Development Finance Agency, Lesley University Project, RB
5.000%, 07/01/2024	1,000	1,243
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
5.000%, 07/01/2023	1,045	1,299
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2028	500	627
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, Ser L, RB
5.000%, 07/01/2020	500	579
Massachusetts State, Development Finance Agency, South Shore Hospital Project, Ser I, RB
5.000%, 07/01/2025	500	622
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.000%, 01/01/2019	300	328
Massachusetts State, Development Finance Agency, Tufts University Project, Ser Q, RB
5.000%, 08/15/2023	400	498
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2026	400	472
Massachusetts State, Educational Financing Authority, Ser J, AMT, RB
5.000%, 07/01/2020	500	559
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	500	574

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/2019	$500	$539
5.000%, 01/01/2021	500	562
Massachusetts State, Federal Highway Project, RB Callable 06/15/2022 @ 100
5.000%, 06/15/2023	1,000	1,215
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB Callable 11/15/2018 @ 100
5.250%, 11/15/2021	500	551
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB Callable 12/15/2019 @ 100
5.000%, 12/15/2024	500	569
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser K, RB
5.500%, 07/01/2022	250	314
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	500	697
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System Project, Ser G, RB Callable 07/01/2017 @ 100
5.000%, 07/01/2018	200	207
Massachusetts State, Health & Educational Facilities Authority, Suffolk University Project, Ser A, RB Callable 07/01/2019 @ 100
6.000%, 07/01/2024	500	565
Massachusetts State, Highway Project, Ser A, RB
5.000%, 06/15/2021	1,000	1,191
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2025	1,000	1,286
Massachusetts State, Port Authority, Ser B, RB
5.000%, 07/01/2021	300	357
Massachusetts State, Port Authority, Ser B, RB Callable 07/01/2020 @ 100
5.000%, 07/01/2021	500	579
Massachusetts State, Port Authority, Ser B, AMT, RB
5.000%, 07/01/2022	690	832
Massachusetts State, Port Authority, Ser C, RB
5.000%, 07/01/2024	520	660

54	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, School Building Authority, Ser A, RB
5.000%, 08/15/2021	$1,000	$1,195
5.000%, 05/15/2023	1,000	1,246
Massachusetts State, School Building Authority, Ser A, RB Callable 08/15/2022 @ 100
5.000%, 08/15/2023	1,000	1,220
Massachusetts State, School Building Authority, Ser B, RB
5.000%, 10/15/2021	210	252
Massachusetts State, Ser A, GO, AGM
5.250%, 08/01/2020	500	586
Massachusetts State, Ser B, GO
5.250%, 08/01/2022	500	618
5.250%, 08/01/2023	250	316
5.000%, 08/01/2023	500	624
Massachusetts State, Ser B, GO, AGM
5.250%, 08/01/2021	1,000	1,207
5.250%, 09/01/2021	500	605
Massachusetts State, Ser B, GO, NATL
5.250%, 08/01/2022	1,000	1,235
Massachusetts State, Ser C, GO
5.000%, 08/01/2024	1,025	1,305
Massachusetts State, Ser C, GO, NATL
5.500%, 12/01/2020	750	897
Massachusetts State, Transportation Fund Revenue, Highway Project, RB
5.000%, 06/01/2020	275	318
Massachusetts State, Transportation Fund Revenue, Rail Enhancement Program, Ser A, RB
5.000%, 06/01/2023	500	624
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/2023	500	634
Massachusetts State, Water Resources Authority, Ser F, RB
5.000%, 08/01/2024	1,000	1,276
Newton, Municipal Purpose Loan, GO
5.000%, 03/01/2022	465	565
Quincy, Municipal Purpose Loan, GO
5.000%, 06/01/2024	1,030	1,308
Scituate, Municipal Purpose Loan, GO
5.000%, 09/15/2022	1,000	1,227
Winchester, Municipal Purpose Loan, GO Callable 07/01/2025 @ 100
5.000%, 07/01/2026	500	645
Woods Hole, Marthas Vineyard & Nantucket Steamship Authority, Ser A, RB
5.000%, 03/01/2021	1,000	1,181
Worcester, Municipal Purpose Loan, GO
5.000%, 06/15/2024	500	634

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Worcester, Municipal Purpose Loan, RB Callable 11/01/2022 @ 100
5.000%, 11/01/2023	$1,000	$1,221

		61,515

Total Municipal Bonds (Cost $58,276) ($ Thousands)		62,277

Total Investments — 100.4% (Cost $58,276) ($ Thousands)		$62,277

Percentages are based on a Net Assets of $62,051 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2016.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

As of August 31, 2016, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2016	55

SCHEDULE OF INVESTMENTS

August 31, 2016

New Jersey Municipal Bond Fund

Sector Weightings (Unaudited)†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.9%
California — 1.0%
California State, Infrastructure & Economic Development Bank, Los Angeles Museum, Ser B, RB Callable 09/01/2016 @ 100
0.530%, 09/01/2037(A)(B)	$1,100	$1,100

Delaware — 1.1%
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2024	1,000	1,247

Guam — 1.1%
Territory of Guam, Ser A, RB
5.000%, 12/01/2026	1,000	1,247

New Jersey — 84.1%
Bayonne, Qualified General Improvement Project, GO, BAM
5.000%, 07/01/2024	825	1,010
Bergen County, Improvement Authority, Ser B, RB
5.000%, 02/15/2023	1,085	1,338
Brick Township, General Improvement Project, GO
4.000%, 08/15/2019	1,230	1,341
Burlington County, Bridge Commission, RB
5.000%, 10/01/2020	1,200	1,391
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/2024	1,000	1,219
Camden County, Improvement Authority, RB
5.000%, 01/15/2025	420	526
Carlstadt, School District, GO
5.000%, 05/01/2023	500	615
Carlstadt, School District, GO Callable 05/01/2024 @ 100
5.000%, 05/01/2025	500	622
Essex County, Improvement Authority, County Guaranteed Project, RB, NATL
5.500%, 10/01/2025	1,000	1,321

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Garden State, Preservation Trust, Ser A, RB
5.000%, 11/01/2018	$1,985	$2,145
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,248
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/2023	1,000	1,236
4.000%, 09/01/2018	460	488
Hudson County, Improvement Authority, RB
5.000%, 05/01/2026	500	636
Lacey, Municipal Utilities Authority, RB, AMBAC Callable 12/01/2017 @ 100
5.000%, 12/01/2019	550	578
Matawan-Aberdeen, Regional School District, GO Callable 09/15/2021 @ 100
5.000%, 09/15/2023	500	591
Monmouth County, Improvement Authority, Governmental Pooled Loans, RB
5.000%, 01/15/2018	700	742
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 08/01/2022	1,065	1,295
Monmouth County, Improvement Authority, RB
5.000%, 10/01/2020	1,000	1,167
5.000%, 12/01/2025	450	585
Montgomery Township, Board of Education, GO
5.000%, 08/01/2018	800	867
Morris County, Ser B, GO
4.000%, 11/15/2019	1,240	1,366
4.000%, 11/15/2020	485	547
New Jersey State, Economic Development Authority, Balance Refunding Project, RB
5.000%, 12/15/2017	35	37
New Jersey State, Economic Development Authority, Cigarette Tax, RB
5.000%, 06/15/2017	1,000	1,026
5.000%, 06/15/2018	1,500	1,583
New Jersey State, Economic Development Authority, Cigarette Tax, RB Callable 06/15/2022 @ 100
5.000%, 06/15/2023	1,000	1,138
5.000%, 06/15/2024	685	773
New Jersey State, Economic Development Authority, Cigarette Tax, Ser II, RB Callable 03/01/2022 @ 100
5.000%, 03/01/2025	2,500	2,804
New Jersey State, Economic Development Authority, Refunding School Project, RB
5.000%, 12/15/2017(C)	965	1,019

56	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser GG, RB Callable 03/01/2021 @ 100
5.250%, 09/01/2026	$2,000	$2,240
New Jersey State, Educational Facilities Authority, Higher Education Equipment Leasing, RB
5.000%, 06/01/2020	1,500	1,669
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser K, RB
5.250%, 07/01/2018	700	759
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	1,000	1,250
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser I, RB, AMBAC Callable 07/01/2017 @ 100
5.000%, 07/01/2018	1,620	1,675
New Jersey State, Educational Facilities Authority, Ser A, RB
5.000%, 07/01/2026	1,000	1,237
New Jersey State, Educational Facilities Authority, Ser D, RB, AGM Pre-Refunded @ 100
5.000%, 07/01/2018(D)	3,195	3,443
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2027	1,905	2,291
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/2021(C)	25	30
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/2021	975	1,181
5.000%, 09/01/2023	1,000	1,252
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.250%, 09/01/2021	1,000	1,216
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.000%, 09/01/2020(C)	1,220	1,426
New Jersey State, Environmental Infrastructure Trust, Ser AR, RB
4.000%, 09/01/2024	1,000	1,203
New Jersey State, Environmental Infrastructure Trust, Ser B, RB
5.000%, 09/01/2018	2,100	2,285

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, GO
5.250%, 08/01/2021	$2,000	$2,354
New Jersey State, Health Care Facilities Financing Authority, Atlanticare Regional Medical Center Project, RB Pre-Refunded @ 100
5.000%, 07/01/2017(D)	2,000	2,074
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2025	1,000	1,182
New Jersey State, Health Care Facilities Financing Authority, Kennedy Health Systems Project, RB
5.000%, 07/01/2020	2,040	2,320
New Jersey State, Health Care Facilities Financing Authority, RB
5.000%, 07/01/2023	1,000	1,216
New Jersey State, Health Care Facilities Financing Authority, RB Callable 07/01/2026 @ 100
5.000%, 07/01/2027	1,000	1,269
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, RB Callable 01/01/2024 @ 100
5.000%, 07/01/2026	1,000	1,212
New Jersey State, Higher Education Student Assistance Authority, Higher Education Equipment Leasing, Ser 2015-1A, AMT, RB
5.000%, 12/01/2020	1,000	1,123
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/2022	500	577
New Jersey State, Higher Education Student Assistance Authority, Ser 1A-1, AMT, RB
5.000%, 12/01/2021	1,000	1,142
New Jersey State, Institute of Technology, Ser A, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2025	500	601
5.000%, 07/01/2026	400	481
5.000%, 07/01/2027	500	600
New Jersey State, Ser A, COP
5.000%, 06/15/2018	1,250	1,335
New Jersey State, Ser Q, GO
5.000%, 08/15/2020	1,295	1,474
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/2021	2,500	2,916

SEI Tax Exempt Trust / Annual Report / August 31, 2016	57

SCHEDULE OF INVESTMENTS

August 31, 2016

New Jersey Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/2021	$1,600	$1,859
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/2021(C)	15	18
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2025	1,000	1,266
New Jersey State, Turnpike Authority, Ser H, RB Callable 01/01/2019 @ 100
5.000%, 01/01/2020	1,000	1,096
North Hudson, Sewerage Authority, Ser A, RB Callable 06/01/2022 @ 100
5.000%, 06/01/2024	605	717
North Hudson, Sewerage Authority, Ser A, RB Pre-Refunded @ 100
5.000%, 06/01/2022(D)	395	481
Ocean County, GO
4.000%, 08/01/2019	710	776
Ocean County, Ser A, GO Callable 08/01/2025 @ 100
5.000%, 08/01/2027	700	898
Passaic County, Improvement Authority, RB Callable 08/01/2025 @ 100
5.000%, 08/01/2027	545	674
Rutgers State University, Ser F, RB Pre-Refunded @ 100
5.000%, 05/01/2019(D)	2,040	2,271
Rutgers State University, Ser M, RB Callable 05/01/2026 @ 100
5.000%, 05/01/2027	1,000	1,292
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/2023	1,000	1,144
South Jersey, Transportation Authority LLC, Ser A, RB
5.000%, 11/01/2020	435	492
South Jersey, Transportation Authority LLC, Ser A1, RB
4.000%, 11/01/2017	600	620
South Jersey, Transportation Authority LLC, Ser A1, RB
4.000%, 11/01/2017(C)	400	416
Sparta Township, Board of Education, GO
5.000%, 02/15/2023	600	735
Sparta Township, Board of Education, GO Callable 02/15/2025 @ 100
5.000%, 02/15/2026	575	724

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Verona Township, Board of Education, GO
5.000%, 03/01/2025	$500	$632
West Windsor-Plainsboro, Regional School District, GO, AGM
5.000%, 09/15/2017	635	664

		93,062

New York — 10.1%
New York & New Jersey, Port Authority, Ser 148th, RB, AGM Callable 08/15/2017 @ 100
5.000%, 08/15/2019	3,000	3,126
New York & New Jersey, Port Authority, Ser 178, AMT, RB Callable 12/01/2023 @ 100
5.000%, 12/01/2025	2,000	2,446
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/2023	1,000	1,257
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	1,000	1,209
5.000%, 09/01/2023	1,000	1,232
New York & New Jersey, Port Authority, Ser 188, AMT, RB
5.000%, 05/01/2023	1,500	1,836

		11,106

Pennsylvania — 1.5%
Delaware River, Joint Toll Bridge Commission, Ser A, RB, NATL
5.500%, 07/01/2018	1,500	1,629

Total Municipal Bonds (Cost $104,087) ($ Thousands)		109,391

Total Investments — 98.9% (Cost $104,087) ($ Thousands)		$109,391

Percentages are based on a Net Assets of $110,620 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2016.

(C)	Security is escrowed to maturity.

(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

COP — Certificate of Participation

GO — General Obligation

58	SEI Tax Exempt Trust / Annual Report / August 31, 2016

LLC	— Limited Liability Company

NATL	— National Public Finance Guarantee Corporation

RB	— Revenue Bond

Ser	— Series

As of August 31, 2016, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2016	59

SCHEDULE OF INVESTMENTS

August 31, 2016

New York Municipal Bond Fund

Sector Weightings (Unaudited)†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.5%
Guam — 1.1%
Territory of Guam, Business Privilege Tax, Ser A, RB
5.000%, 01/01/2018	$730	$765
Territory of Guam, Section 30, Ser A, RB Pre-Refunded @ 100
5.375%, 12/01/2019(A)	500	573
Territory of Guam, Ser A, RB
5.000%, 12/01/2025	500	616

		1,954

Illinois — 0.1%
Illinois State, Finance Authority, University of Chicago Medical Center Project, Ser B, RB Callable 09/01/2016 @ 100
0.600%, 08/01/2044(B)(C)	100	100

Massachusetts — 0.3%
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB Callable 09/01/2016 @ 100
0.580%, 09/01/2037(B)(C)	300	300

Massachusetts State, Health & Educational Facilities Authority, Ser G, RB Callable 09/01/2016 @ 100
0.600%, 07/01/2026(B)(C)	200	200

		500

Missouri — 0.0%
Missouri State, Health & Educational Facilities Authority, Ser B2, RB Callable 09/01/2016 @ 100
0.600%, 10/01/2035(B)(C)	50	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York — 98.0%
Albany, Municipal Water Finance Authority, Ser A, RB
5.000%, 12/01/2021	$585	$700
Babylon, Industrial Development Agency, Covanta Babylon Project, Ser A, RB
5.000%, 01/01/2017	1,000	1,014
Brookhaven, GO
5.000%, 05/01/2022	1,500	1,832
Buffalo & Fort Erie, Public Bridge Authority, RB
5.000%, 01/01/2023	650	792
Buffalo, Municipal Water Finance Authority, Ser A, RB
5.000%, 07/01/2021	500	588
Buffalo, Ser A, GO
5.000%, 04/01/2025	425	539
Build NYC Resource, Ethical Culture Fieldston School Project, RB
5.000%, 06/01/2022	1,000	1,197
Build NYC Resource, Greater New York Project, RB
5.000%, 08/01/2022	200	235
Build NYC Resource, Methodist Hospital Project, RB
5.000%, 07/01/2021	250	292
Build NYC Resource, RB
5.000%, 11/01/2026	500	656
Build NYC Resource, United Jewish Appeal Federation, RB
5.000%, 07/01/2022	1,100	1,340
Erie County, Fiscal Stability Authority, Sales Tax & State Aid Secured, Ser A, RB
5.000%, 05/15/2017	850	877
Erie County, Industrial Development Agency, Buffalo School District Project, RB
5.000%, 05/01/2022	1,000	1,209
Erie County, Ser B, GO
5.000%, 06/01/2023	400	490
5.000%, 06/01/2024	1,200	1,498
Haverstraw-Stony Point, Central School District, GO
5.000%, 10/15/2022	325	398
Hempstead, Local Development Authority, Molloy College Project, RB Callable 07/01/2019 @ 100
5.250%, 07/01/2023	1,500	1,647
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2022	750	905
Long Island, Power Authority, Ser C, RB Callable 05/01/2018 @ 100
1.246%, 05/01/2033(C)	500	503

60	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/2021	$1,600	$1,927
Metropolitan New York, Transportation Authority, Ser A, RB Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,224
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2020	1,000	1,166
5.000%, 11/15/2021	1,000	1,197
Metropolitan New York, Transportation Authority, Ser B, RB Pre-Refunded @ 100
5.250%, 11/15/2019(A)	500	572
Metropolitan New York, Transportation Authority, Ser B1, RB Callable 11/15/2023 @ 100
5.000%, 11/15/2024	1,300	1,629
Metropolitan New York, Transportation Authority, Ser F, RB
5.000%, 11/15/2022	1,000	1,222
Metropolitan New York, Transportation Authority, Ser F, RB Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,225
Metropolitan New York, Transportation Authority, Sub-Ser A1, RB
5.000%, 11/15/2021	1,000	1,197
5.000%, 11/15/2024	2,280	2,886
Metropolitan New York, Transportation Authority, Sub-Ser C1, RB Callable 11/15/2025 @ 100
5.000%, 11/15/2026	1,000	1,272
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/2019	1,365	1,516
5.000%, 05/01/2023	325	402
Monroe County, Industrial Development Authority, Ser B, RB
5.000%, 07/01/2021	1,035	1,227
Monroe County, Industrial Development Authority, University of Rochester Project, Ser B, RB
5.000%, 07/01/2022	1,000	1,216
Nassau County, Interim Finance Authority, RB
5.000%, 11/15/2024	700	905
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2022	895	1,065

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Nassau County, Ser A, GO
5.000%, 01/01/2026	$1,000	$1,269
Nassau County, Sewer & Storm Water Finance Authority, Ser A, RB
5.000%, 10/01/2022	1,000	1,226
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2022	1,000	1,215
New York & New Jersey, Port Authority, Ser 178, AMT, RB Callable 12/01/2023 @ 100
5.000%, 12/01/2024	2,000	2,452
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	1,500	1,813
New York & New Jersey, Port Authority, Ser 186, AMT, RB
5.000%, 10/15/2021	2,000	2,377
New York City, Educational Construction Fund, Ser A, RB Callable 04/01/2021 @ 100
6.500%, 04/01/2022	1,000	1,228
New York City, Housing Development Authority, Ser B1, RB
5.000%, 07/01/2020	1,000	1,154
New York City, Ser A, GO
5.000%, 08/01/2021	1,905	2,272
5.000%, 08/01/2025	4,915	6,352
New York City, Ser A1, GO
5.000%, 10/01/2021	1,000	1,197
New York City, Ser B, GO
5.000%, 08/01/2021	1,000	1,193
New York City, Ser C, GO
5.000%, 08/01/2025	1,250	1,615
New York City, Ser D, GO Callable 02/01/2023 @ 100
5.000%, 08/01/2023	2,000	2,492
New York City, Ser E, GO
5.000%, 08/01/2019	2,000	2,242
5.000%, 08/01/2024	2,000	2,538
New York City, Ser F, GO
5.000%, 08/01/2021	1,000	1,193
New York City, Ser G, GO
5.000%, 08/01/2023	2,000	2,488
New York City, Ser G1, GO
5.000%, 04/01/2020	1,000	1,147
New York City, Ser I1, GO Callable 04/01/2019 @ 100
5.000%, 04/01/2020	1,000	1,107
New York City, Ser J, GO
5.000%, 08/01/2022	500	609

SEI Tax Exempt Trust / Annual Report / August 31, 2016	61

SCHEDULE OF INVESTMENTS

August 31, 2016

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Sub-Ser B1, GO Callable 09/01/2018 @ 100
5.250%, 09/01/2025	$1,000	$1,090
New York City, Transit Authority, Livingston Plaza Project, RB, AGM
5.400%, 01/01/2018(D)	30	31
New York City, Transitional Finance Authority Building Aid Revenue, Ser S1, RB Callable 01/15/2026 @ 100
5.000%, 07/15/2026	1,075	1,398
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser D1, RB Callable 11/01/2021 @ 100
5.000%, 11/01/2022	1,000	1,198
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A1, RB
5.000%, 11/01/2019	1,650	1,871
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser H, RB
5.000%, 11/01/2021	1,000	1,206
New York City, Transitional Finance Authority, Ser S1, RB Callable 01/15/2025 @ 100
5.000%, 07/15/2026	500	635
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser A, RB
5.000%, 04/01/2019	500	556
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser S, RB
4.000%, 02/01/2023	1,000	1,179
New York State, Convention Center Development Authority, RB
5.000%, 11/15/2022	1,000	1,220
New York State, Dormitory Authority, Education Project, Ser B, RB, AMBAC
5.500%, 03/15/2024	1,000	1,300
New York State, Dormitory Authority, Fordham University Project, RB
5.000%, 07/01/2023	500	619
New York State, Dormitory Authority, Hospital Special Surgery Project, RB, FHA Callable 08/15/2019 @ 100
5.500%, 02/15/2024	1,150	1,308
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,254
New York State, Dormitory Authority, Interfaith Medical Center Project, RB
5.000%, 02/15/2018	1,000	1,038

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/2021	$1,000	$1,189
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, RB Pre-Refunded @ 100
5.500%, 07/01/2019(A)	1,000	1,134
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, Ser A, RB
5.000%, 07/01/2018	795	853
New York State, Dormitory Authority, New York University Project, Ser A, RB
5.000%, 07/01/2023	1,000	1,251
New York State, Dormitory Authority, New York University Project, Ser A, RB, NATL
6.000%, 07/01/2019	100	114
New York State, Dormitory Authority, North Shore Long Island Jewish Center Project, RB
5.000%, 05/01/2022	1,000	1,201
New York State, Dormitory Authority, NYU Hospital Center Project, RB
5.000%, 07/01/2021	355	420
5.000%, 07/01/2024	1,000	1,256
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
5.000%, 07/01/2020	1,000	1,150
New York State, Dormitory Authority, Pratt Institute Project, Ser A, RB
5.000%, 07/01/2021	250	294
New York State, Dormitory Authority, RB
5.000%, 07/01/2023	1,000	1,234
5.000%, 07/01/2025	1,000	1,282
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB
5.000%, 10/01/2020	1,000	1,164
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2024	785	997
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/2019	1,000	1,110
5.000%, 03/15/2020	1,000	1,150
5.000%, 12/15/2022	1,475	1,821
5.000%, 03/15/2023	750	934
5.000%, 07/01/2023	1,250	1,559
5.000%, 03/15/2025	2,000	2,582
5.000%, 07/01/2026	1,100	1,428
New York State, Dormitory Authority, Ser A, RB Callable 02/15/2019 @ 100
5.250%, 02/15/2022	995	1,102
New York State, Dormitory Authority, Ser A, RB Pre-Refunded @ 100
5.250%, 02/15/2019(A)	5	6

62	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Ser A, RB Callable 02/15/2024 @ 100
5.000%, 02/15/2025	$2,250	$2,858
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
5.000%, 07/01/2023	455	561
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB Callable 07/01/2023 @ 100
5.000%, 07/01/2024	1,680	2,076
New York State, Dormitory Authority, State University Project, RB
5.000%, 05/15/2018	500	537
New York State, Dormitory Authority, State University Project, RB Callable 05/15/2022 @ 100
5.000%, 05/15/2023	1,960	2,364
New York State, Dormitory Authority, Wyckoff Heights Medical Center Project, RB
5.000%, 02/15/2020	2,015	2,297
New York State, Energy Research & Development Authority, Electric & Gas Project, Ser C, RB, NATL
1.442%, 04/01/2034(C)	1,000	940
New York State, Energy Research & Development Authority, AMT, RB, AMBAC
1.285%, 12/01/2026(C)	2,000	1,925
New York State, Environmental Facilities Authority, Revolving Funds, RB
5.000%, 05/15/2020	1,100	1,272
5.000%, 06/15/2021	1,000	1,198
5.000%, 05/15/2024	1,445	1,847
New York State, Environmental Facilities Authority, Revolving Funds, RB Callable 06/15/2021 @ 100
5.000%, 06/15/2024	2,500	2,963
New York State, Environmental Facilities Authority, Revolving Funds, RB Callable 06/15/2023 @ 100
5.000%, 06/15/2024	2,000	2,542
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB Callable 06/15/2022 @ 100
5.000%, 06/15/2024	1,000	1,213
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
5.000%, 08/15/2021	1,150	1,384
New York State, Environmental Facilities Authority, Subordinated Revolving Funds, RB
5.000%, 06/15/2021	1,000	1,198
5.000%, 06/15/2024	1,500	1,921

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Mortgage Agency, Ser 189, AMT, RB Callable 10/01/2023 @ 100
3.250%, 10/01/2025	$2,500	$2,648
New York State, Power Authority, Ser A, RB
5.000%, 11/15/2022	500	616
New York State, Thruway Authority Highway & Bridge Trust Fund, Ser B, RB
5.250%, 04/01/2018	900	966
New York State, Thruway Authority Highway & Bridge Trust Fund, Ser B, RB Pre-Refunded @ 100
5.000%, 10/01/2018(A)	455	496
New York State, Thruway Authority Highway & Bridge Trust Fund, Ser B, RB Callable 10/01/2018 @ 100
5.000%, 04/01/2020	545	594
New York State, Thruway Authority, Ser A, RB
5.000%, 05/01/2019	1,000	1,111
New York State, Thruway Authority, Ser I, RB
5.000%, 01/01/2019	1,200	1,318
New York State, Transportation Development, AMT, RB
5.000%, 01/01/2022	1,000	1,182
New York State, Transportation Development, AMT, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,275	1,509
New York State, Urban Development Authority, Personal Income Tax Project, Ser A, RB
5.000%, 03/15/2019	1,460	1,619
New York State, Urban Development Authority, Personal Income Tax Project, Ser A1, RB
5.000%, 12/15/2016	250	253
Niagara Frontier, Transportation Authority, Buffalo Niagara International Airport Project, AMT, RB
5.000%, 04/01/2021	600	699
Sales Tax Asset Receivable, Ser A, RB
5.000%, 10/15/2020	1,000	1,171
5.000%, 10/15/2024	475	612
Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/2021	465	561
5.000%, 11/15/2023	1,500	1,890
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2018	1,000	1,097
5.000%, 11/15/2019	1,000	1,136
5.000%, 11/15/2023	2,000	2,520
Utility Debt Securitization Authority, RB Callable 06/15/2022 @ 100
5.000%, 06/15/2024	750	913

SEI Tax Exempt Trust / Annual Report / August 31, 2016	63

SCHEDULE OF INVESTMENTS

August 31, 2016

New York Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Utility Debt Securitization Authority, Ser B, RB Callable 12/15/2020 @ 100
5.000%, 12/15/2022	$750	$877
Utility Debt Securitization Authority, Ser TE, RB Callable 12/15/2016 @ 100
5.000%, 12/15/2018	1,000	1,013
Westchester County, Ser A, GO
5.000%, 01/01/2023	1,000	1,237
Westchester County, Ser B, GO Callable 11/15/2025 @ 100
5.000%, 11/15/2026	500	653
Westchester County, Ser C, GO
5.000%, 11/01/2017	5	5

		174,665

Total Municipal Bonds (Cost $167,815) ($ Thousands)		177,269

Total Investments — 99.5% (Cost $167,815) ($ Thousands)		$177,269

Percentages are based on a Net Assets of $178,133 ($ Thousands).

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2016.

(D)	Security is escrowed to maturity.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

FHA — Federal Housing Administration

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

As of August 31, 2016, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

64	SEI Tax Exempt Trust / Annual Report / August 31, 2016

SCHEDULE OF INVESTMENTS

August 31, 2016

Pennsylvania Municipal Bond Fund

Sector Weightings (Unaudited)†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 100.8%
California — 2.0%
California State, Infrastructure & Economic Development Bank, Los Angeles Museum, Ser A, RB Callable 09/01/2016 @ 100
0.530%, 09/01/2037(A)(B)	$1,200	$1,200
California State, Infrastructure & Economic Development Bank, Los Angeles Museum, Ser B, RB Callable 09/01/2016 @ 100
0.530%, 09/01/2037(A)(B)	1,400	1,400

		2,600

Guam — 1.6%
Territory of Guam, Section 30, Ser A, RB Pre-Refunded @ 100
5.375%, 12/01/2019(C)	1,000	1,145
Territory of Guam, Ser A, RB
5.000%, 12/01/2026	750	935

		2,080

Illinois — 0.1%
Illinois State, Finance Authority, University of Chicago Medical Center Project, Ser B, RB Callable 09/01/2016 @ 100
0.600%, 08/01/2044(A)(B)	100	100

Massachusetts — 0.3%
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB Callable 09/01/2016 @ 100
0.580%, 09/01/2037(A)(B)	200	200

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Health & Educational Facilities Authority, Ser G, RB Callable 09/01/2016 @ 100
0.600%, 07/01/2026(A)(B)	$200	$200

		400

Pennsylvania — 96.1%
Adams County, Industrial Development Authority, Gettysburg College Project, RB
5.000%, 08/15/2019	1,000	1,115
Allegheny County, Higher Education Building Authority, Duquesne University Project, Ser A, RB
5.000%, 03/01/2020	675	766
Allegheny County, Higher Education Building Authority, RB
5.000%, 03/01/2026	550	694
Allegheny County, Hospital Development Authority, UPMC Health Center Project, Ser B, RB, NATL
6.000%, 07/01/2023	1,000	1,281
Allegheny County, Sanitary Authority, RB, AGM
5.000%, 06/01/2018	1,000	1,073
5.000%, 12/01/2019	500	566
Allegheny County, Sanitary Authority, RB, AGM Callable 12/01/2020 @ 100
5.000%, 06/01/2024	1,000	1,164
Allegheny County, Ser C73, GO
5.000%, 12/01/2020	2,750	3,206
Allegheny County, Ser C75, GO
5.000%, 11/01/2024	1,000	1,255
Beaver County, Hospital Authority, Heritage Valley Health Systems Project, RB
5.000%, 05/15/2021	1,000	1,170
Berks County, GO, AMBAC
5.850%, 11/15/2018	560	592
Bethel Park, School District, GO Pre-Refunded @ 100
5.000%, 08/01/2019(C)	1,000	1,123
Bethel Park, School District, GO Callable 08/01/2026 @ 100
5.000%, 08/01/2027	1,000	1,281
Bethlehem, Water Revenue Authority, RB, BAM
5.000%, 11/15/2021	1,250	1,469
Bucks County, GO
5.000%, 05/01/2022	1,250	1,515
5.000%, 06/01/2022	425	517
Bucks County, Water & Sewer Authority, RB, AGM
5.000%, 12/01/2020	500	579

SEI Tax Exempt Trust / Annual Report / August 31, 2016	65

SCHEDULE OF INVESTMENTS

August 31, 2016

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Bucks County, Water & Sewer Authority, Ser A, RB, AGM Callable 12/01/2024 @ 100
5.000%, 12/01/2026	$315	$392
Butler County, GO
5.000%, 07/15/2021	1,000	1,196
Canonsburg-Houston, Joint Authority, Ser A, RB
5.000%, 12/01/2024	1,320	1,635
Capital Region Water, Ser A, RB, BAM
5.000%, 07/15/2023	1,000	1,214
Chester County, Ser A, GO
5.000%, 07/15/2026	1,070	1,411
Chester, Water Authority, RB
5.000%, 12/01/2021	500	601
Clairton, Municipal Authority, Ser B, RB
5.000%, 12/01/2020	1,035	1,183
Dauphin County, General Authority, RB
5.000%, 06/01/2024	600	742
Delaware County, Villanova University Project, RB
5.000%, 08/01/2024	1,000	1,269
Delaware River, Joint Toll Bridge Commission, Ser A, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2023	1,500	1,815
5.000%, 07/01/2025	1,000	1,203
East Hempfield Township, Industrial Development Authority, RB
5.000%, 12/01/2025	645	801
Franklin County, Industrial Development Authority, Chambersburg Hospital Project, RB
5.000%, 07/01/2018	1,000	1,067
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2023	800	983
Lancaster County, Hospital Authority, RB
5.000%, 08/15/2026	500	639
Lancaster County, Solid Waste Management Authority, Ser A, RB
5.000%, 12/15/2019	1,060	1,201
Lehigh County, Ser A, RB
5.000%, 07/01/2024	1,300	1,604
McKeesport, Municipal Authority, RB, AGM
5.000%, 12/15/2021	1,290	1,518
Methacton, School District, GO
5.000%, 03/01/2024	1,000	1,248
Monroeville, Finance Authority, RB Callable 08/15/2022 @ 100
5.000%, 02/15/2023	1,000	1,199

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Montgomery County, GO Pre-Refunded @ 100
5.000%, 12/15/2019(C)	$85	$97
Montgomery County, Industrial Development Authority, Jefferson Health Systems Project, Ser A, RB
5.000%, 10/01/2019	830	932
Montgomery County, Ser C, GO Pre-Refunded @ 100
5.000%, 12/15/2019(C)	35	40
Montgomery County, Ser C, GO Callable 12/15/2019 @ 100
5.000%, 12/15/2023	880	995
Moon Area, School District, Ser A, GO Callable 11/15/2024 @ 100
5.000%, 11/15/2025	1,000	1,237
Pennridge, School District, Ser B, GO
5.000%, 02/15/2022	1,000	1,201
Pennridge, School District, Ser B, GO Callable 02/15/2022 @ 100
5.000%, 02/15/2023	750	900
Pennsylvania State, Economic Development Financing Authority, Ser A, RB Callable 08/01/2024 @ 100
5.000%, 02/01/2025	1,000	1,240
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Revenue Project, RB Callable 07/01/2019 @ 100
5.000%, 07/01/2020	1,525	1,707
Pennsylvania State, GO
5.000%, 07/01/2021	1,500	1,756
Pennsylvania State, GO Callable 11/15/2021 @ 100
5.000%, 11/15/2022	1,000	1,185
Pennsylvania State, GO Callable 06/15/2024 @ 100
5.000%, 06/15/2026	1,325	1,632
Pennsylvania State, Higher Education Assistance Agency, Capital Acquisition Project, RB Callable 12/15/2020 @ 100
5.000%, 12/15/2021	1,000	1,151
Pennsylvania State, Higher Educational Facilities Authority, Bryn Mawr College Project, RB
5.000%, 12/01/2021	555	667
Pennsylvania State, Higher Educational Facilities Authority, RB
5.000%, 08/15/2022	1,165	1,410

66	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, Ser AJ, RB Callable 06/15/2019 @ 100
5.000%, 06/15/2020	$1,500	$1,666
Pennsylvania State, Higher Educational Facilities Authority, Temple University Project, RB Callable 04/01/2022 @ 100
5.000%, 04/01/2023	500	598
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University Project, RB Callable 03/01/2020 @ 100
5.000%, 03/01/2023	1,465	1,649
Pennsylvania State, Higher Educational Facilities Authority, University of Pennslyvania Health System Project, RB
5.000%, 08/15/2021	1,260	1,495
Pennsylvania State, Higher Educational Facilities Authority, University of the Sciences Project, RB
5.000%, 11/01/2020	500	576
5.000%, 11/01/2022	660	789
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB Callable 05/15/2025 @ 100
5.000%, 05/15/2026	3,000	3,860
Pennsylvania State, Public School Building Authority, Ser S, RB, AGM
5.000%, 12/01/2023	1,000	1,216
Pennsylvania State, Ser 3, GO, AGM
5.375%, 07/01/2020	1,000	1,161
Pennsylvania State, Turnpike Commission, Motor License Fund, RB Callable 12/01/2021 @ 100
5.000%, 12/01/2023	1,000	1,192
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2022	1,050	1,269
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2024	550	691
5.000%, 12/01/2025	600	761
Pennsylvania State, Turnpike Commission, Ser B, RB Callable 12/01/2019 @ 100
5.000%, 12/01/2020	2,000	2,263
Pennsylvania State, University, Ser B, RB
5.000%, 09/01/2025	1,000	1,292
Pennsylvania Turnpike Commission, Ser A, RB
5.000%, 12/01/2022	1,000	1,220
Pennsylvania Turnpike Commission, Ser A1, RB
5.000%, 12/01/2025	850	1,077

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Perkiomen Valley, School District, GO Callable 03/01/2024 @ 100
5.000%, 03/01/2025	$1,250	$1,571
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB Callable 06/15/2025 @ 100
5.000%, 06/15/2026	1,000	1,221
Philadelphia, Airport Revenue Authority, Ser C, AMT, RB
5.000%, 06/15/2018	1,000	1,071
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,613
Philadelphia, Gas Works Revenue Authority, RB Callable 08/01/2025 @ 100
5.000%, 08/01/2026	1,150	1,427
Philadelphia, Gas Works Revenue Authority, Ser 10, RB, AGM
5.000%, 07/01/2018	1,325	1,425
Philadelphia, Gas Works Revenue Authority, Ser 12B, RB, NATL
7.000%, 05/15/2020(D)	420	475
Philadelphia, Industrial Development Authority, RB
5.000%, 05/01/2023	500	613
Philadelphia, Industrial Development Authority, Ser 2015, RB
5.000%, 04/01/2025	1,000	1,260
Philadelphia, School District, Ser C, GO
5.000%, 09/01/2020	1,000	1,111
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB
5.000%, 07/01/2018	500	539
5.000%, 01/01/2023	1,225	1,495
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB Callable 01/01/2019 @ 100
5.250%, 01/01/2025	1,000	1,094
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB, AGM
5.000%, 06/15/2018	1,000	1,076
Philadelphia, Water & Sewer Revenue Authority, Ser C, RB, AGM
5.000%, 08/01/2018	400	432
Pittsburgh, GO, BAM
5.000%, 09/01/2023	1,030	1,267
Pittsburgh, Public Parking Authority, Ser A, RB Callable 06/01/2025 @ 100
5.000%, 12/01/2025	1,060	1,307
Pittsburgh, Public Schools District, Ser B, GO, AGM
5.000%, 09/01/2018	1,740	1,879

SEI Tax Exempt Trust / Annual Report / August 31, 2016	67

SCHEDULE OF INVESTMENTS

August 31, 2016

Pennsylvania Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pittsburgh, Water & Sewer Authority, 1st Lien, Ser A, RB, AGM
5.000%, 09/01/2019	$1,000	$1,123
Plum Boro, School District, Ser A, GO, BAM Callable 09/15/2023 @ 100
5.000%, 09/15/2024	1,000	1,230
Pocono Mountain, School District, GO, AGM
5.000%, 09/01/2023	1,000	1,222
Quaker Valley, School District, GO
5.000%, 10/01/2019	500	562
Rose Tree Media, School District, Ser B, GO Callable 08/01/2021 @ 100
5.000%, 02/01/2025	1,500	1,766
Swarthmore, Borough Authority, Swarthmore College Project, RB
5.000%, 09/15/2023	400	501
Swarthmore, Borough Authority, Swarthmore College Project, RB Callable 09/15/2025 @ 100
5.000%, 09/15/2026	1,255	1,623
Unity Township, Municipal Authority, Ser A, RB, AGM
5.000%, 12/01/2023	1,000	1,226
University of Pennsylvania, Area Joint Authority, RB, AGM
5.000%, 11/01/2019	500	563
University of Pittsburgh, University Capital Project, Ser B, RB Callable 03/15/2019 @ 100
5.500%, 09/15/2022	500	559
University of Pittsburgh, University Capital Project, Ser B, RB Callable 09/15/2019 @ 100
5.250%, 09/15/2023	1,000	1,133
Warwick, School District, GO
5.000%, 02/15/2021	750	879
West Chester, Area School District, Ser A, GO
5.000%, 05/15/2023	1,000	1,244
West Shore, Area Authority, Holy Spirit Hospital of the Sisters of Christian Charity, RB
5.250%, 01/01/2021	1,000	1,160
West View, Municipal Authority Water Revenue, RB
5.000%, 11/15/2022	250	305
West York, Area School District, GO
5.000%, 04/01/2022	1,150	1,373
Westmoreland County, Municipal Authority, RB, BAM
5.000%, 08/15/2024	1,000	1,237
Westmoreland County, Ser A, GO
5.000%, 12/01/2021	1,160	1,390

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Westmoreland County, Ser A, GO Callable 06/01/2023 @ 100
5.000%, 12/01/2023	$1,000	$1,233
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB
5.000%, 11/01/2025	1,000	1,235

		123,652

Puerto Rico — 0.7%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/2019(D)	820	927

Total Municipal Bonds (Cost $123,115) ($ Thousands)		129,759

Total Investments — 100.8% (Cost $123,115) ($ Thousands)		$129,759

Percentages are based on a Net Assets of $128,764 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2016.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(D)	Security is escrowed to maturity.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

As of August 31, 2016, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an intregal part of the financial statements.

68	SEI Tax Exempt Trust / Annual Report / August 31, 2016

SCHEDULE OF INVESTMENTS

August 31, 2016

Tax-Advantaged Income Fund

Sector Weightings (Unaudited)†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 70.4%
Alabama — 2.0%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB Callable 06/01/2026 @ 100
6.000%, 06/01/2050	$875	$1,003
5.750%, 06/01/2045	800	904
Jefferson County, Sewer Revenue Authority, Ser D, RB Callable 10/01/2023 @ 105
6.500%, 10/01/2053	12,750	15,991
Lower Alabama Gas District, Ser A, RB
5.000%, 09/01/2046	5,000	6,775

		24,673

Alaska — 0.1%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB Callable 12/01/2017 @ 100
6.000%, 12/01/2036(A)	200	22
Matanuska-Susitna, Goose Creek Correctional Center Project, RB, AGC Pre-Refunded @ 100
6.000%, 09/01/2019(B)	1,000	1,154

		1,176

Arizona — 0.9%
Arizona State, Health Facilities Authority, Beatitudes Campus Project, RB Callable 10/03/2016 @ 100
5.200%, 10/01/2037	1,700	1,701

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, Ser A, RB Callable 02/01/2022 @ 100
5.000%, 02/01/2042	$2,500	$2,816
Glendale, Industrial Development Authority, Glencroft Retirement Community Project, RB
4.250%, 11/15/2026	250	251
Glendale, Industrial Development Authority, Glencroft Retirement Community Project, RB Callable 11/15/2026 @ 100
5.250%, 11/15/2046	500	511
5.250%, 11/15/2051	375	381
5.000%, 11/15/2036	300	305
La Paz County, Industrial Development Authority, Charter School Project, RB Callable 02/15/2026 @ 100
5.000%, 02/15/2036(C)	910	1,021
5.000%, 02/15/2046(C)	1,420	1,583
Mohave County, Industrial Development Authority, Mohave Prison Expansion Project, RB Callable 11/01/2016 @ 100
8.000%, 05/01/2025	400	408
Phoenix, Industrial Development Authority, Ser A, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2046(C)	1,000	1,088
Pima County, Industrial Development Authority, American Charter Schools Foundation Project, Ser A, RB Callable 07/01/2017 @ 100
5.625%, 07/01/2038	250	246
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB Callable 06/01/2017 @ 100
5.000%, 06/01/2037	265	255
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/2020	500	565

		11,131

California — 8.9%
ABAG, Finance Authority for Nonprofit, Sharp Health Care Project, RB Callable 08/01/2019 @ 100
6.250%, 08/01/2039	400	462

SEI Tax Exempt Trust / Annual Report / August 31, 2016	69

SCHEDULE OF INVESTMENTS

August 31, 2016

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Bay Area, Toll Authority, Ser S4, RB Callable 04/01/2023 @ 100
5.250%, 04/01/2048	$7,000	$8,566
California State, Financing Authority, Ser B, RB Callable 10/03/2016 @ 100
6.000%, 05/01/2037	7,500	7,593
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser A, RB Callable 07/01/2019 @ 100
6.000%, 07/01/2039	1,000	1,141
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center Project, RB Callable 08/15/2019 @ 100
5.000%, 08/15/2034	2,000	2,236
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB Callable 11/01/2019 @ 100
6.500%, 11/01/2038	1,000	1,177
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB Callable 11/15/2016 @ 100
5.250%, 11/15/2046	2,500	2,523
California State, Health Facilities Financing Authority, Sutter Health Project, Ser B, RB Callable 05/15/2018 @ 100
5.250%, 11/15/2048	2,000	2,149
California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB Pre-Refunded @ 100
7.750%, 04/01/2021(B)	1,370	1,731
California State, Municipal Finance Authority, Biola University Project, RB Callable 04/01/2018 @ 100
5.875%, 10/01/2034	250	268
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB Callable 07/01/2025 @ 100
4.300%, 07/01/2040	1,500	1,625
California State, School Finance Authority, Public Schools Project, Ser A, RB Callable 08/01/2025 @ 100
5.000%, 08/01/2045(C)	1,000	1,128
California State, School Finance Authority, RB Callable 06/01/2026 @ 100
5.000%, 06/01/2046(C)	1,000	1,050
5.000%, 06/01/2051(C)	1,000	1,049

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/2021	$400	$457
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB Callable 12/01/2024 @ 100
5.500%, 12/01/2054	1,000	1,165
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB Callable 06/01/2026 @ 100
5.250%, 12/01/2056(C)	12,000	13,893
California State, Various Purposes, GO Callable 04/01/2019 @ 100
6.000%, 04/01/2038	2,000	2,266
Chino, Public Financing Authority, SAB Callable 09/01/2022 @ 100
5.000%, 09/01/2027	1,280	1,464
5.000%, 09/01/2030	1,000	1,132
5.000%, 09/01/2034	900	1,006
Foothill-Eastern, Transportation Corridor Agency, Ser B3, RB Callable 07/15/2022 @ 100
5.500%, 01/15/2053(D)	6,250	7,455
Fremont Community Facilities District No. 1, Pacific Commons Project, SAB Callable 09/01/2025 @ 100
5.000%, 09/01/2040	2,000	2,292
Golden State, Tobacco Securitization Project, Ser B, RB Callable 06/01/2017 @ 17
6.725%, 06/01/2047(E)	35,000	3,697
Golden State, Tobacco Securitization, Ser A, RB Callable 06/01/2025 @ 100
5.000%, 06/01/2040	13,000	15,825
Imperial, Irrigation District, Ser C, RB Callable 11/01/2020 @ 100
5.000%, 11/01/2036	1,540	1,766
Long Beach, Towne Center Project, SAB Callable 10/01/2018 @ 100
5.400%, 10/01/2023	650	695
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	8,756
Palomar Pomerado, Health Care Authority, Ser D, COP Callable 11/01/2020 @ 100
5.250%, 11/01/2021	880	959
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
9.321%, 08/01/2038(E)	5,410	2,830

70	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Roseville, West Park Community Facilities Authority, SAB Callable 09/01/2025 @ 100
5.000%, 09/01/2030	$1,000	$1,182
5.000%, 09/01/2031	1,000	1,176
5.000%, 09/01/2032	1,000	1,170
San Clemente, Special Tax Community, GO Callable 09/01/2025 @ 100
5.000%, 09/01/2040	390	450
5.000%, 09/01/2046	1,110	1,277
San Francisco City & County, Successor Redevelopment Agency, Mission Bays Public Improvement Project, SAB Callable 08/01/2022 @ 100
5.000%, 08/01/2030	1,000	1,143
Stockton, Public Financing Authority, Delta Water Supply Project, Ser A, RB Callable 10/01/2023 @ 100
6.250%, 10/01/2038	1,500	1,895
6.250%, 10/01/2040	1,000	1,263
Tustin Community, Facilities District, GO Callable 09/01/2025 @ 100
5.000%, 09/01/2040	750	879
Windsor, Unified School District, Election 2008, Ser D, GO
9.648%, 08/01/2035(E)	1,800	987

		109,778

Colorado — 1.0%
Colorado State, Catholic Health Initiatives, RB
5.250%, 01/01/2045	2,500	2,867
Colorado State, Health Facilities Authority, Valley View Hospital Association Project, RB Callable 05/15/2018 @ 100
5.750%, 05/15/2036	500	537
Colorado State, Public Energy Authority, RB
6.500%, 11/15/2038	2,000	3,022
6.250%, 11/15/2028	650	870
Copperleaf Metropolitan District No. 2, GO Callable 12/01/2020 @ 103
5.750%, 12/01/2045	1,000	1,072
Denver, Regional Transportation District, Denver Transportation Partners Project, RB Callable 07/15/2020 @ 100
6.000%, 01/15/2034	500	579
E-470, Public Highway Authority, Ser C, RB Callable 09/01/2020 @ 100
5.375%, 09/01/2026	2,500	2,830

		11,777

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Connecticut — 0.5%
Connecticut State, Health & Educational Facilities Authority, Hartford Health Care Project, Ser A, RB, AGM Callable 07/01/2021 @ 100
5.000%, 07/01/2041	$5,000	$5,670

Delaware — 0.2%
Delaware State, Economic Development Authority, Newark Charter School Project, RB Callable 03/01/2022 @ 100
5.000%, 09/01/2042	425	471
4.625%, 09/01/2032	1,635	1,770

		2,241

District of Columbia — 0.3%
District of Columbia, Tobacco Settlement Financing, Ser A, RB Callable 10/03/2016 @ 16
7.717%, 06/15/2046(E)	30,000	4,128

Florida — 1.9%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB Callable 10/01/2022 @ 102
8.000%, 10/01/2032	500	631
8.000%, 10/01/2042	1,000	1,257
Broward County, Airport System Revenue, Ser Q1, RB Callable 10/01/2022 @ 100
5.000%, 10/01/2037	2,000	2,368
Capital Trust Agency, RB Callable 12/01/2025 @ 100
7.125%, 12/01/2050(C)	1,000	1,053
Florida State, Developmental Finance Authority, Renaissance Charter School Project, RB Callable 06/15/2025 @ 100
6.125%, 06/15/2046(C)	2,200	2,336
Florida State, Developmental Finance Authority, Renaissance Charter School Project, Ser A, RB
6.500%, 06/15/2021	500	547
Florida State, Hollywood City, Seminole Indian Tribe, Ser A, RB Callable 10/01/2017 @ 100
5.250%, 10/01/2027(C)	250	259
Florida State, University Square Community Development District, Ser A1, SAB Callable 05/01/2017 @ 100
5.875%, 05/01/2038	150	152

SEI Tax Exempt Trust / Annual Report / August 31, 2016	71

SCHEDULE OF INVESTMENTS

August 31, 2016

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Florida State, Village Community Development District No. 10, SAB Callable 05/01/2023 @ 100
6.000%, 05/01/2044	$2,220	$2,662
Hillsborough County, Aviation Authority, Tampa International Airport Project, Ser A, RB Callable 10/01/2024 @ 100
5.000%, 10/01/2044	5,000	5,962
Jacksonville, Sales Tax Revenue Authority, Better Jacksonville Project, RB Callable 10/01/2022 @ 100
5.000%, 10/01/2028	2,350	2,765
Martin County, Health Facilities Authority, Martin Memorial Medical Center Project, RB Callable 11/15/2021 @ 100
5.500%, 11/15/2042	1,000	1,141
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB Callable 05/01/2023 @ 100
5.000%, 05/01/2029	1,000	1,090
Palm Beach County, Health Facilities Authority, Sinai Residences Project, RB Callable 06/01/2022 @ 102
7.500%, 06/01/2049	1,000	1,240
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB Callable 08/01/2020 @ 100
5.875%, 08/01/2040	500	572

		24,035

Georgia — 1.7%
Atlanta, Department of Aviation, Ser B, RB Callable 01/01/2022 @ 100
5.000%, 01/01/2037	2,000	2,333
5.000%, 01/01/2042	3,000	3,496
Georgia State, Medical Center Hospital Authority, Spring Harbor Green Island Project, RB Callable 07/01/2017 @ 100
5.250%, 07/01/2037	600	609
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2060	5,000	5,917
Georgia State, Municipal Electric Authority, Project One, Ser A, RB
5.250%, 01/01/2017	450	457
Georgia State, Municipal Electric Authority, Vogtle Units 3 & 4 Project, Ser B, RB
5.000%, 04/01/2017	1,000	1,026

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Private Colleges & Universities Authority, Savannah College of Art Project, RB Callable 04/01/2024 @ 100
5.000%, 04/01/2044	$6,000	$6,967

		20,805

Hawaii — 0.0%
Hawaii State, Special Purpose Revenue Authority, Ser B, RB Callable 07/01/2020 @ 100
5.750%, 07/01/2040	500	570

Idaho — 0.0%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB Pre-Refunded @ 100
6.250%, 12/01/2018(B)	250	281

Illinois — 5.2%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA Callable 11/01/2017 @ 100
5.700%, 05/01/2036	250	253
Chicago, O’Hare International Airport, Ser C, AMT, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2046	1,000	1,151
Chicago, O’Hare International Airport, Third Lien, Ser B, RB, NATL
5.250%, 01/01/2018	1,500	1,588
Chicago, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2031	1,250	1,391
5.000%, 01/01/2032	1,250	1,387
Chicago, Ser 2002B, GO Callable 01/01/2025 @ 100
5.500%, 01/01/2034	1,750	1,850
Chicago, Ser 2005D, GO Callable 01/01/2025 @ 100
5.500%, 01/01/2034	3,500	3,701
5.500%, 01/01/2037	2,440	2,565
Chicago, Ser A, GO Callable 01/01/2025 @ 100
5.500%, 01/01/2033	16,000	16,941
Hillside Village, Senior Lien, Mannheim Redevelopment Project, TA Callable 01/01/2018 @ 102
7.000%, 01/01/2028	500	529
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB Callable 08/15/2021 @ 100
6.000%, 08/15/2041	200	240

72	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, Leafs Hockey Club Project, Ser A, RB Callable 03/01/2017 @ 100
6.000%, 03/01/2037(A)	$300	$77
Illinois State, Finance Authority, OSF Health Care System Project, Ser A, RB Pre-Refunded @ 100
7.125%, 05/15/2019(B)	1,000	1,170
Illinois State, Finance Authority, RB Callable 09/01/2016 @ 100
0.600%, 08/01/2043(D)(F)	900	900
Illinois State, Finance Authority, RB Callable 05/15/2025 @ 100
5.000%, 05/15/2037	500	544
Illinois State, Finance Authority, Sherman Health System Project, Ser A, RB Pre-Refunded @ 100
5.500%, 08/01/2017(B)	250	261
Illinois State, GO Callable 03/01/2022 @ 100
5.000%, 03/01/2032	2,000	2,155
5.000%, 03/01/2036	1,000	1,067
Illinois State, GO Callable 08/01/2022 @ 100
5.000%, 08/01/2024	5,970	6,679
Illinois State, GO Callable 07/01/2023 @ 100
5.500%, 07/01/2038	7,500	8,453
Illinois State, GO Callable 05/01/2024 @ 100
5.000%, 05/01/2028	1,000	1,126
Illinois State, GO Callable 01/01/2026 @ 100
5.000%, 01/01/2027	2,010	2,330
5.000%, 01/01/2033	5,000	5,597
Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue Capital Appreciation, McCormick Place, Ser A, RB, NATL
3.569%, 12/15/2029(E)	5,000	3,081

		65,036

Indiana — 0.7%
Indiana State, Finance Authority, Educational Facilities, Indiana Historical Project, RB Callable 07/01/2020 @ 100
5.000%, 07/01/2040	375	423
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB Callable 07/01/2023 @ 100
5.000%, 07/01/2048	1,000	1,115

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Indiana State, Finance Authority, Ohio Valley Electric Project, Ser A, RB Callable 06/01/2022 @ 100
5.000%, 06/01/2032	$3,450	$3,736
Indiana State, Municipal Power Agency, Ser B, RB Pre-Refunded @ 100
6.000%, 01/01/2019(B)	1,000	1,122
Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/2019	1,000	1,107
Vigo County, Hospital Authority, Union Hospital Project, RB Callable 09/01/2021 @ 100
7.500%, 09/01/2022	1,395	1,682

		9,185

Iowa — 0.5%
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB Callable 10/03/2016 @ 100
2.000%, 05/15/2056(A)	125	–
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB Callable 11/15/2024 @ 100
5.400%, 11/15/2046(D)	667	565
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB Callable 12/01/2023 @ 100
5.250%, 12/01/2025	5,035	5,423

		5,988

Kansas — 0.2%
Kansas State, Development Finance Authority, Adventist Health Project, RB Callable 11/15/2019 @ 100
5.750%, 11/15/2038	500	575
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser A, RB Callable 05/15/2017 @ 100
5.000%, 05/15/2036	1,500	1,508

		2,083

Kentucky — 0.4%
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser A, RB Callable 08/15/2018 @ 100
5.375%, 08/15/2024	1,000	1,078

SEI Tax Exempt Trust / Annual Report / August 31, 2016	73

SCHEDULE OF INVESTMENTS

August 31, 2016

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB Callable 06/01/2020 @ 100
6.375%, 06/01/2040	$500	$576
Kentucky State, Economic Development Finance Authority, Rosedale Green Project, RB Callable 11/15/2025 @ 100
5.750%, 11/15/2050	2,000	2,137
Owen County, Waterworks System Revenue Authority, American Water Project, Ser B, RB Callable 09/01/2019 @ 100
5.625%, 09/01/2039	1,000	1,111

		4,902

Louisiana — 0.4%
Louisiana State, Citizens Property Insurance, Ser C3, RB, AGC Pre-Refunded @ 100
6.125%, 06/01/2018(B)	1,500	1,643
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A2, RB Callable 11/01/2020 @ 100
6.500%, 11/01/2035	750	899
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
4.000%, 05/15/2017(G)	800	819
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB Pre-Refunded @ 100
6.500%, 05/15/2021(B)	1,000	1,257
New Orleans, Aviation Board, Ser A1, RB, AGC Callable 01/01/2019 @ 100
6.000%, 01/01/2023	500	556

		5,174

Maine — 0.2%
Maine State, Finance Authority, Casella Waste Systems Project, AMT, RB
6.250%, 01/01/2025(C)(D)	2,250	2,288

Maryland — 2.0%
Maryland State, Economic Development Authority, Marine Terminals Project, RB Callable 09/01/2020 @ 100
5.750%, 09/01/2025	6,750	6,882

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maryland State, Economic Development Authority, University of Maryland College Park Project, RB Pre-Refunded @ 100
5.750%, 06/01/2018(B)	$1,000	$1,089
Maryland State, Health & Higher Educational Facilities Authority, Ascension Health Project, Ser B, RB Callable 11/15/2021 @ 100
5.000%, 11/15/2051	4,500	5,140
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB Callable 05/15/2023 @ 100
5.000%, 05/15/2043	10,000	11,716

		24,827

Massachusetts — 0.2%
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB Callable 07/01/2020 @ 100
7.000%, 07/01/2042	1,500	1,715
Massachusetts State, Educational Financing Authority, Ser I, RB Callable 01/01/2020 @ 100
6.000%, 01/01/2028	670	713

		2,428

Michigan — 1.5%
Grand Traverse Academy, RB Callable 11/01/2017 @ 100
5.000%, 11/01/2036	300	300
Michigan State, Finance Authority, Local Government Loan Program, RB Callable 10/01/2024 @ 100
4.500%, 10/01/2029	7,250	8,096
Michigan State, Finance Authority, Senior Lien, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2044	4,500	5,068
Michigan State, Finance Authority, Senior Lien, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2033	3,000	3,503
Michigan State, Hospital Finance Authority, Henry Ford Health System Project, Ser A, RB Callable 11/15/2016 @ 100
5.000%, 11/15/2038	1,000	1,009

74	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB Callable 09/01/2017 @ 102
6.500%, 09/01/2037(C)	$750	$600
Royal Oak, Hospital Finance Authority, William Beaumont Hospital Project, Ser V, RB Pre-Refunded @ 100
8.250%, 09/01/2018(B)	500	576

		19,152

Minnesota — 0.5%
Dakota County, Community Development Agency, Walker Highview Hills Project, RB Callable 08/01/2022 @ 100
5.000%, 08/01/2036	375	390
5.000%, 08/01/2046	750	777
5.000%, 08/01/2051	560	576
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB Pre-Refunded @ 100
6.750%, 11/15/2018(B)	300	340
Minnesota State, Higher Education Facilities Authority, Bethel University Project, Ser 6R, RB Callable 05/01/2017 @ 100
5.500%, 05/01/2037	1,000	1,014
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/2030(D)	2,000	2,136
Washington County, Housing & Redevelopment Authority, Birchwood & Woodbury Projects, Ser A, RB Pre-Refunded @ 100
5.625%, 06/01/2017(B)	500	519

		5,752

Missouri — 0.1%
Lees Summit, Summit Fair Project, TA Callable 04/01/2019 @ 100
5.625%, 10/01/2023	335	354
Manchester, Highway 141/Manchester Road Project, TA Callable 11/01/2019 @ 100
6.875%, 11/01/2039	250	266

		620

Nebraska — 1.2%
Central Plains, Energy Project No. 3, RB Callable 09/01/2022 @ 100
5.000%, 09/01/2042	5,000	5,633

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Nebraska State, Public Power District, Ser A, RB Callable 01/01/2022 @ 100
5.000%, 01/01/2031	$2,200	$2,596
Nebraska State, Public Power Generation Agency, Whelan Energy Center Unit, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2029	5,000	6,103

		14,332

Nevada — 0.2%
Henderson, Local Improvement District No. T-18 (Inspirada), Limited Obligation Refunding Bond, SAB Callable 09/01/2026 @ 100
4.000%, 09/01/2032	780	812
4.000%, 09/01/2035	1,125	1,157

		1,969

New Jersey — 3.9%
Burlington County, Bridge Commission, The Evergreens Project, RB Callable 01/01/2018 @ 100
5.625%, 01/01/2038	250	262
Casino Reinvestment Development Authority, RB Callable 11/01/2024 @ 100
5.250%, 11/01/2039	1,650	1,751
5.250%, 11/01/2044	325	344
New Jersey State, Economic Development Authority, Ser A, RB Callable 10/03/2016 @ 100
6.000%, 05/15/2028(A)	210	121
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2044	3,000	3,507
New Jersey State, Tobacco Settlement Financing Authority, Ser 1A, RB Callable 06/01/2017 @ 100
5.000%, 06/01/2041	19,900	19,478
4.750%, 06/01/2034	7,000	6,823
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB Callable 06/15/2023 @ 100
5.000%, 06/15/2036	1,480	1,639
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB Callable 06/15/2025 @ 100
5.250%, 06/15/2041	1,250	1,444
5.000%, 06/15/2045	2,500	2,784

SEI Tax Exempt Trust / Annual Report / August 31, 2016	75

SCHEDULE OF INVESTMENTS

August 31, 2016

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Ser C, RB, AGM
3.470%, 12/15/2029(E)	$5,000	$3,195
New Jersey State, Transportation Trust Fund Authority, Ser D, RB
5.250%, 12/15/2023	3,000	3,545
South Jersey, Transportation Authority LLC, Ser A, RB Callable 11/01/2024 @ 100
5.000%, 11/01/2039	2,500	2,875

		47,768

New Mexico — 0.2%
Farmington, Pollution Control Authority, Public Service Project, Ser B, RB Callable 11/01/2020 @ 100
4.700%, 09/01/2024	2,000	2,231

New York — 6.2%
Brooklyn Arena, Local Development Authority, Barclays Center Project, RB Pre-Refunded @ 100
6.375%, 01/15/2020(B)	500	593
6.250%, 01/15/2020(B)	1,500	1,773
Metropolitan New York, Transportation Authority, Ser D, RB Callable 11/15/2022 @ 100
5.000%, 11/15/2028	3,000	3,637
Metropolitan New York, Transportation Authority, Ser E, RB Callable 11/15/2022 @ 100
5.000%, 11/15/2042	2,500	2,976
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB Callable 12/01/2020 @ 100
6.000%, 12/01/2036	1,000	1,176
New York City, Build NYC Resource, Albert Einstein School of Medicine Project, RB Callable 09/01/2025 @ 100
5.500%, 09/01/2045(C)	10,500	12,594
New York City, Industrial Development Agency, Yankee Stadium Project, RB, NATL
1.715%, 03/01/2026(D)	425	396
1.705%, 03/01/2025(D)	400	375
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B1, RB Callable 08/01/2024 @ 100
5.000%, 08/01/2031	2,000	2,487
New York Counties Tobacco Trust IV, Ser A, RB Callable 09/19/2016 @ 100
5.000%, 06/01/2042	2,500	2,494

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York Counties Tobacco Trust IV, Ser E, RB Callable 09/19/2016 @ 9
12.966%, 06/01/2055(E)	$60,000	$2,516
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB Pre-Refunded @ 100
6.000%, 07/01/2020(B)	500	599
New York State, Dormitory Authority, Pace University Project, Ser A, RB Callable 05/01/2023 @ 100
5.000%, 05/01/2038	500	558
New York State, Dormitory Authority, Ser A, RB Callable 05/01/2023 @ 100
5.000%, 05/01/2029	590	668
New York State, Dormitory Authority, Ser A, RB Pre-Refunded @ 100
5.000%, 05/01/2023(B)	10	12
New York State, Dormitory Authority, Ser B, RB Callable 02/15/2025 @ 100
5.000%, 02/15/2041	5,000	6,066
New York State, Liberty Development Authority, Bank of America Tower Project, RB Callable 01/15/2020 @ 100
6.375%, 07/15/2049	1,000	1,133
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,426
New York State, Liberty Development Authority, World Trade Center Project, RB Callable 11/15/2021 @ 100
5.750%, 11/15/2051	4,000	4,804
New York State, Liberty Development Authority, World Trade Center Project, RB Callable 11/15/2024 @ 100
5.375%, 11/15/2040(C)	4,000	4,776
5.000%, 11/15/2044(C)	11,500	13,334
New York State, Transportation Development, American Airlines, AMT, RB
5.000%, 08/01/2020	4,310	4,757
5.000%, 08/01/2021	1,500	1,688
New York State, Transportation Development, American Airlines, AMT, RB Callable 08/01/2021 @ 100
5.000%, 08/01/2026	1,000	1,114
5.000%, 08/01/2031	2,750	3,023
Niagara Area, Development Authority, Covanta Energy Project, AMT, RB Callable 11/01/2017 @ 100
5.250%, 11/01/2042(C)	2,000	2,043

		77,018

76	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Carolina — 0.3%
North Carolina State, Eastern Municipal Power Agency, Ser A, RB Pre-Refunded @ 100
5.250%, 01/01/2018(B)	$500	$531
North Carolina State, Eastern Municipal Power Agency, Ser B, RB Pre-Refunded @ 100
5.000%, 01/01/2019(B)	1,000	1,100
North Carolina State, Medical Care Commission, Deerfield Project, Ser A, RB Pre-Refunded @ 100
6.000%, 11/01/2018(B)	250	278
North Carolina State, Medical Care Commission, Galloway Ridge Project, Ser A, RB Callable 01/01/2020 @ 100
6.000%, 01/01/2039	1,335	1,442
North Carolina State, Medical Care Commission, Rex Health Care Project, Ser A, RB
5.000%, 07/01/2018	500	537

		3,888

Ohio — 7.0%
Buckeye, Tobacco Settlement Financing Authority, RB Callable 06/01/2022 @ 100
6.250%, 06/01/2037	6,000	6,150
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB Callable 06/01/2017 @ 100
6.500%, 06/01/2047	24,565	25,207
5.875%, 06/01/2047	19,170	19,063
5.125%, 06/01/2024	27,000	26,429
Butler County, Hospital Facilities Revenue Authority, UC Health Project, RB Callable 11/01/2020 @ 100
5.500%, 11/01/2040	500	587
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB Callable 06/01/2022 @ 100
5.500%, 06/01/2042	5,000	5,958
Ohio State, Turnpike Commission, Infrastructure Project, Ser A1, RB Callable 02/15/2023 @ 100
5.000%, 02/15/2028	3,000	3,636

		87,030

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Oklahoma — 0.5%
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB Callable 11/01/2026 @ 100
7.000%, 11/01/2051	$3,250	$3,448
6.875%, 11/01/2046	1,625	1,723
6.625%, 11/01/2036	785	820

		5,991

Oregon — 0.0%
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB Callable 09/01/2020 @ 100
6.375%, 09/01/2040(C)	150	163

Pennsylvania — 0.9%
Allegheny County, Higher Education Building Authority, Robert Morris University Project, Ser A, RB Callable 10/15/2018 @ 100
6.000%, 10/15/2038	250	268
Chester County, Health & Education Facilities Authority, Ser S, RB Callable 12/01/2025 @ 100
5.250%, 12/01/2045	700	737
Cumberland County, Municipal Authority, Asbury Obligation Group, RB Callable 01/01/2020 @ 100
6.000%, 01/01/2030	2,500	2,704
Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB Callable 07/01/2018 @ 100
6.000%, 07/01/2035	250	267
Dauphin County, General Authority, Pinnacle Health Systems Project, RB Pre-Refunded @ 100
6.000%, 06/01/2019(B)	680	777
Dauphin County, General Authority, Pinnacle Health Systems Project, RB Callable 06/01/2019 @ 100
6.000%, 06/01/2036	120	136
Delaware County, University Revenue Authority, Neumann University Project, RB Callable 10/01/2020 @ 100
5.250%, 10/01/2031	1,000	1,092
Lancaster County, Hospital Authority, Brethren Village Project, Ser A, RB Callable 07/01/2017 @ 100
6.250%, 07/01/2026	250	256

SEI Tax Exempt Trust / Annual Report / August 31, 2016	77

SCHEDULE OF INVESTMENTS

August 31, 2016

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, Edinboro University Foundation Project, RB Callable 07/01/2020 @ 100
6.000%, 07/01/2043	$250	$275
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB Callable 07/01/2022 @ 100
5.625%, 07/01/2036	1,975	2,224
Philadelphia, Industrial Development Authority, Global Leadership Academy Project, RB Callable 11/15/2020 @ 100
5.750%, 11/15/2030	1,000	1,082
Philadelphia, Industrial Development Authority, Ser A, RB Callable 09/15/2017 @ 100
5.500%, 09/15/2037	250	255
Susquehanna Area, Regional Airport Authority, Ser A, AMT, RB Callable 01/01/2018 @ 100
6.500%, 01/01/2038	1,000	1,056

		11,129

Puerto Rico — 0.6%
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM Callable 07/01/2017 @ 100
0.953%, 07/01/2029(D)	9,540	6,916

Rhode Island — 1.4%
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB Callable 06/01/2017 @ 13
7.557%, 06/01/2052(E)	100,000	10,068
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB Callable 06/01/2025 @ 100
5.000%, 06/01/2040	500	557
Rhode Island State, Tobacco Settlement Financing Authority, Ser B, RB Callable 06/01/2025 @ 100
5.000%, 06/01/2050	6,250	6,702

		17,327

South Carolina — 2.7%
South Carolina State, Jobs-Economic Development Authority, Lutheran Homes Project, RB Callable 05/01/2017 @ 100
5.500%, 05/01/2028	1,050	1,063

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
South Carolina State, Ports Authority, AMT, RB Callable 07/01/2025 @ 100
5.250%, 07/01/2050	$2,500	$2,931
South Carolina State, Public Service Authority, Santee Cooper Project, Ser B, RB Callable 12/01/2023 @ 100
5.125%, 12/01/2043	5,000	5,935
South Carolina State, Public Service Authority, Ser E, RB Callable 12/01/2023 @ 100
5.500%, 12/01/2053	20,000	23,782

		33,711

South Dakota — 0.2%
Minnehaha County, Bethany Lutheran Home for the Aged Project, RB Callable 12/01/2017 @ 100
5.500%, 12/01/2035	2,000	2,075

Tennessee — 0.8%
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB Callable 07/01/2020 @ 100
6.000%, 07/01/2038	500	571
Sullivan County, Health Educational & Housing Facilities Board, Wellmont Health System Project, Ser C, RB Callable 10/03/2016 @ 100
5.250%, 09/01/2036	1,250	1,250
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/2026	2,355	2,968
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	4,000	4,953

		9,742

Texas — 11.9%
Central Texas, Regional Mobility Authority, Senior Lien, RB Pre-Refunded @ 100
6.000%, 01/01/2021(B)	1,000	1,216
Clifton, Higher Education Finance Authority, Idea Public Schools Project, RB Callable 08/15/2021 @ 100
5.500%, 08/15/2031	1,000	1,118
Clifton, Higher Education Finance Authority, Uplift Education Project, Ser A, RB Callable 12/01/2020 @ 100
6.125%, 12/01/2040	500	573
Grand Parkway Transportation, Revenue Toll Authority, Ser B, RB Callable 10/01/2023 @ 100
5.000%, 04/01/2053	7,000	8,174

78	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Guadalupe-Blanco, River Authority, Texas Central Project, RB
5.625%, 10/01/2017	$750	$788
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB Callable 11/15/2022 @ 100
4.750%, 11/15/2046	2,725	3,027
Harris County, Health Facilities Development Authority, Hermann Health Care Systems Project, Ser B, RB Pre-Refunded @ 100
7.250%, 12/01/2018(B)	250	287
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser A, AMT, RB Callable 07/15/2021 @ 100
6.625%, 07/15/2038	3,000	3,494
Houston, Higher Education Finance Authority, Cosmos Foundation, Ser S, RB Pre-Refunded @ 100
6.500%, 05/15/2021(B)	805	1,013
Lower Neches Valley, Industrial Development Authority, Ser 2012, RB Callable 09/01/2016 @ 100
0.580%, 05/01/2046(D)	2,000	2,000
New Hope, Cultural Education Facilities Authority, College Station Project, Ser A, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2035	3,000	3,403
5.000%, 07/01/2047	12,000	13,434
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB Callable 07/01/2026 @ 100
7.000%, 07/01/2051	725	750
5.500%, 07/01/2046	1,250	1,388
5.000%, 07/01/2031	250	272
5.000%, 07/01/2051	1,250	1,440
4.750%, 07/01/2051	3,030	3,274
North Texas, Tollway Authority, First Tier, Ser A, RB Callable 01/01/2018 @ 100
5.625%, 01/01/2033	25	26
North Texas, Tollway Authority, First Tier, Ser A, RB Pre-Refunded @ 100
5.625%, 01/01/2018(B)	110	117
North Texas, Tollway Authority, Second Tier, Ser F, RB Pre-Refunded @ 100
5.750%, 01/01/2018(B)	1,200	1,281

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Texas, Tollway Authority, Ser A, RB Callable 02/01/2020 @ 100
6.250%, 02/01/2023	$2,000	$2,301
North Texas, Tollway Authority, Ser B, RB Callable 01/01/2023 @ 100
5.000%, 01/01/2040	4,000	4,684
North Texas, Tollway Authority, Ser B, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2045	6,000	7,152
North Texas, Tollway Authority, Ser S, RB Pre-Refunded @ 100
5.625%, 01/01/2018(B)	115	123
Pharr, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB Callable 08/15/2019 @ 100
6.500%, 08/15/2039	500	562
Port Beaumont Navigation District, AMT, RB
7.250%, 02/01/2036(C)(D)	17,750	18,969
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB Callable 01/01/2022 @ 100
5.500%, 01/01/2032	500	553
5.125%, 01/01/2041	500	539
San Juan, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB Callable 08/15/2020 @ 100
6.700%, 08/15/2040	500	609
Tarrant County, Cultural Education Facilities Finance Authority, Baylor Health Project, RB Pre-Refunded @ 100
6.250%, 11/15/2018(B)	500	561
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/2023	670	813
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	27,500	34,802
Texas State, Municipal Gas Acquisition & Supply III, RB Callable 12/15/2022 @ 100
5.000%, 12/15/2029	5,000	5,773
Texas State, Private Activity Bond Surface Transportation, AMT, RB Callable 12/31/2025 @ 100
5.000%, 12/31/2050	1,000	1,155
5.000%, 12/31/2055	2,500	2,871
Texas State, Public Finance Authority, RB Callable 07/01/2019 @ 100
8.250%, 07/01/2024	17,575	18,185

SEI Tax Exempt Trust / Annual Report / August 31, 2016	79

SCHEDULE OF INVESTMENTS

August 31, 2016

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wise County, Parker County Junior College District Project, RB Callable 08/15/2021 @ 100
8.000%, 08/15/2034	$1,000	$1,205

		147,932

Utah — 0.0%
Utah State, Charter School Finance Authority, Rockwell Charter School Project, Ser A, RB Callable 02/15/2019 @ 100
6.750%, 08/15/2028	500	487

Vermont — 0.1%
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/2020	750	866

Virgin Islands — 0.7%
Virgin Islands, Public Finance Authority, RB Callable 10/01/2019 @ 100
5.000%, 10/01/2022	4,000	4,006
Virgin Islands, Public Finance Authority, Senior Lien, RB
5.000%, 10/01/2019	1,500	1,541
Virgin Islands, Public Finance Authority, Ser B, RB Callable 10/01/2020 @ 100
5.250%, 10/01/2029	3,510	3,511

		9,058

Virginia — 0.1%
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB Callable 01/01/2022 @ 100
5.125%, 01/01/2043	1,000	1,066
Fauquier County, Industrial Development Authority, Fauquier Hospital Obligation Group Project, Ser A, RB Pre-Refunded @ 100
5.250%, 10/01/2017(B)	500	525
James City County, Economic Development Authority, United Methodist Home Project, RB Callable 07/01/2017 @ 100
2.000%, 10/01/2048	40	2
James City County, Economic Development Authority, United Methodist Home Project, RB Callable 06/01/2023 @ 100
6.000%, 06/01/2043	124	124

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Lewistown Commerce Center, Community Development Authority, RB Callable 03/01/2024 @ 103
6.050%, 03/01/2044	$111	$110
Lewistown Commerce Center, Community Development Authority, Ser C, RB Callable 10/03/2016 @ 100
6.050%, 03/01/2054	123	18

		1,845

Washington — 1.4%
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
4.000%, 12/01/2016	460	463
4.000%, 12/01/2017	480	494
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB Callable 12/01/2020 @ 100
5.750%, 12/01/2035	1,500	1,706
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB Callable 10/01/2018 @ 100
6.375%, 10/01/2036	400	443
Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB Pre-Refunded @ 100
5.500%, 12/01/2020(B)	1,500	1,788
Washington State, Housing Finance Commission, Bayview Manor Homes, Ser A, RB Callable 07/01/2024 @ 102
5.000%, 07/01/2036(C)	355	389
5.000%, 07/01/2046(C)	750	814
5.000%, 07/01/2051(C)	1,000	1,068
Washington State, Housing Finance Commission, Heron’s Key Project, Ser A, RB Callable 07/01/2025 @ 100
7.000%, 07/01/2050(C)	750	810
Washington State, Housing Finance Commission, Skyline at First Hill Project, Ser A, RB Callable 01/01/2017 @ 100
5.625%, 01/01/2038	1,000	1,017
Washington State, Tobacco Settlement Authority, RB Callable 06/01/2021 @ 100
5.250%, 06/01/2032	5,000	5,774

80	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington State, Tobacco Settlement Authority, RB Callable 06/01/2022 @ 100
5.250%, 06/01/2033	$2,500	$2,957

		17,723

West Virginia — 0.0%
West Virginia State, Hospital Finance Authority, Highland Hospital Obligation Group Project, RB Callable 10/01/2021 @ 103
9.125%, 10/01/2041	500	467

Wisconsin — 0.7%
Wisconsin State, Public Finance Authority, 1st Mortgage Vista Grande Village Project, RB Callable 07/01/2025 @ 100
6.500%, 07/01/2050(C)	6,000	6,404
Wisconsin State, Public Finance Authority, Celanese Project, Ser B, AMT, RB
5.000%, 12/01/2025	2,000	2,360

		8,764

Total Municipal Bonds (Cost $777,833) ($ Thousands)		872,132

	Shares

PREFERRED STOCK — 11.7%
Consumer Discretionary — 0.3%
Comcast
5.000%	628	17
Dairy Farmers of America
7.875% (C)	31,000	3,243

		3,260

Financials — 10.3%
Aegon
6.500%	12,101	316
6.375%	128,584	3,307
4.000% (D)	15,390	380
Allstate
6.750%	70,029	1,949
6.625%	104,904	2,941
6.250%	22,789	644
5.625%	85,136	2,320
Arch Capital Group
6.750%	171,974	4,528
Aspen Insurance Holdings
5.950% (D)	22,704	679
Astoria Financial
6.500%	78,146	2,098

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Axis Capital Holdings
6.875%	70,467	$1,836
5.500%	73,743	1,968
Bank of America
6.625%	2,190	60
6.375%	20,272	526
6.204%	22,590	582
6.200%	30,000	814
Bank of New York Mellon
5.200%	50,131	1,314
Barclays Bank PLC
8.125%	39,930	1,045
7.100%	15,867	409
6.625%	14,975	374
BB&T
5.625%	133,597	3,511
5.200%	9,717	255
Capital One Financial
6.700%	27,109	776
6.250%	99,774	2,710
6.000%	8,677	225
Charles Schwab
6.000%	105,310	2,882
Citigroup
7.125% (D)	18,301	553
6.875% (D)	85,700	2,536
5.800%	61,100	1,609
CoBank
6.250% (D)	20,000	2,126
6.125%	20,000	1,997
Cullen
5.375%	29,651	815
Deutsche Bank Contingent Capital Trust II
6.550%	48,546	1,221
Fifth Third Bancorp
6.625% (D)	80,000	2,598
Goldman Sachs Group
6.375% (D)	2,390	70
6.300%	8,311	231
6.200%	26,875	709
5.950%	1,490	39
5.500% (D)	350,600	9,484
4.000% (D)	43,300	956
HSBC Holdings PLC
8.000%	38,690	1,020
6.200%	71,103	1,853
Huntington Bancshares
6.250%	120,000	3,334
5.875%	20,322	531
ING Groep
7.200%	2,900	76
7.050%	50,127	1,252

SEI Tax Exempt Trust / Annual Report / August 31, 2016	81

SCHEDULE OF INVESTMENTS

August 31, 2016

Tax-Advantaged Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
6.375%	79,921	$2,054
6.200%	4,270	110
6.125%	39,308	1,014
JPMorgan Chase
6.700%	38,315	1,086
6.125%	29,449	817
KeyCorp
8.625% (D)	13,880	364
7.750%	5,000	686
M&T Bank
6.250% (H)	3,165	3,355
MetLife
4.000% (D)	18,900	480
Morgan Stanley
7.125% (D)	115,042	3,515
6.875% (D)	53,657	1,607
4.000% (D)	161,113	3,619
National Westminster Bank PLC
7.763%	9,963	258
PNC Financial Services Group
6.125% (D)	79,178	2,391
Prudential PLC
6.750%	63,750	1,709
6.500%	15,808	431
RenaissanceRe Holdings
5.375%	88,684	2,351
Royal Bank of Scotland Group PLC
7.250%	2,090	54
5.750%	160,293	4,120
Santander Finance
6.800%	8,000	207
State Street
6.000%	32,900	909
5.900% (D)	114,090	3,247
5.350% (D)	2,000	55
5.250%	72,463	1,874
SunTrust Banks
5.875%	5,019	130
TCF Financial
7.500%	96,454	2,526
US Bancorp
6.500% (D)	57,342	1,778
6.000% (D)	75,000	1,954
5.150%	57,104	1,557
3.500% (D)	16,800	838
Valley National Bancorp
6.250% (D)	84,000	2,482
Wells Fargo
7.500%	2,861	3,869
6.625% (D)	57,230	1,754
5.850% (D)	120,000	3,358

		128,018

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Utilities — 1.1%
Alabama Power
6.450%	46,981	$1,253
Georgia Power
6.500%	44,400	4,672
Gulf Power
6.450%	9,000	939
6.000%	6,000	599
5.600%	20,000	2,071
Interstate Power & Light
5.100%	122,460	3,366
NSTAR Electric
4.780%	10,708	1,092
Washington Gas Light
4.800%	1,000	102

		14,094

Total Preferred Stock (Cost $125,362) ($ Thousands)		145,372

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 10.1%
Financials — 9.9%
Australia & New Zealand Banking Group
6.750%, 12/29/2049 (C)(D)	$400	446
AXA
6.379%, 12/14/2036 (C)(D)	7,200	7,848
Bank of America(D)
6.500%, 12/31/2049	1,700	1,853
6.300%, 12/31/2049	1,800	1,966
Bank of New York Mellon(D)
4.950%, 02/28/2021	700	715
4.625%, 12/29/2049	7,000	7,009
Barclays PLC
8.250%, 12/29/2049 (D)	3,900	3,995
BNP Paribas(D)
7.625%, 12/29/2049 (C)	1,900	1,998
7.195%, 06/25/2037	400	450
7.195%, 06/29/2049 (C)	4,700	5,287
Charles Schwab
7.000%, 02/28/2049 (D)	4,325	4,995
Citigroup(D)
8.400%, 04/30/2018	2,000	2,195
6.250%, 12/29/2049	2,800	3,024
5.992%, 12/31/2049	1,000	1,044
5.900%, 12/29/2049	1,300	1,345
Citizens Financial Group
5.500%, 12/29/2049 (D)	5,000	4,950
CoBank
6.250%, 12/29/2049 (D)	500	539

82	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Credit Agricole
8.375%, 12/31/2049 (C)(D)	$4,200	$4,747
Credit Suisse Group(D)
7.500%, 12/11/2048 (C)	2,000	2,108
6.250%, 12/29/2049 (C)	2,500	2,447
HSBC Holdings PLC
6.875%, 12/31/2049 (D)	3,200	3,348
IFP Funding II LLC
6.500%, 04/01/2017 (C)	7,000	7,000
JPMorgan Chase(D)
6.750%, 02/15/2026	3,900	4,398
6.000%, 12/29/2049	3,000	3,163
5.300%, 12/29/2049	1,200	1,225
Lloyds Banking Group PLC
6.657%, 05/21/2037 (C)(D)	3,500	3,885
M&T Bank
6.875%, 12/29/2049	100	101
6.450%, 12/29/2049 (D)	700	781
MetLife
5.250%, 12/29/2049 (D)	10,100	10,157
Nordea Bank MTN(D)
6.125%, 12/31/2049 (C)	5,000	4,975
5.500%, 09/23/2019	2,600	2,603
Northern Trust
4.600%, 12/29/2049 (D)	1,000	1,021
PNC Financial Services Group
6.750%, 12/31/2049 (D)	2,500	2,822
Rabobank Nederland
11.000%, 12/31/2049 (C)(D)	7,400	9,033
Royal Bank of Scotland Group PLC(D)
8.000%, 12/29/2049	200	194
7.500%, 12/29/2049	700	663
Societe Generale(D)
8.000%, 12/30/2049 (C)	1,800	1,834
5.922%, 04/29/2049 (C)	2,510	2,550
Standard Chartered PLC
7.014%, 07/30/2037 (C)(D)	2,700	2,963
Wells Fargo
5.875%, 12/31/2049 (D)	1,200	1,325

		123,002

Industrials — 0.2%
General Electric
5.000%, 12/29/2049 (D)	1,658	1,778

Total Corporate Obligations (Cost $121,122) ($ Thousands)		124,780

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.0%
FHLB
0.340%, 10/17/2016 (E)	$4,400	$4,398
0.330%, 09/19/2016 (E)	400	400
0.325%, 09/16/2016 (E)	100	100
0.317%, 09/21/2016 (E)	13,500	13,498
0.295%, 10/11/2016 to 10/21/2016 (E)	24,000	23,991
0.287%, 10/07/2016 (E)	2,100	2,100
0.285%, 09/26/2016 to 10/12/2016 (E)	29,900	29,892

Total U.S. Government Agency Obligations (Cost $74,362) ($ Thousands)		74,379

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Note
0.525%, 04/30/2018 (D)	4,200	4,204

Total U.S. Treasury Obligation (Cost $4,200) ($ Thousands)		4,204

	Shares

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl A
0.180% *†	7,107,769	7,108

Total Cash Equivalent (Cost $7,108) ($ Thousands)		7,108

Total Investments — 99.1% (Cost $1,109,987) ($ Thousands)		$1,227,975

Percentages are based on Net Assets of $1,238,868 ($ Thousands).

*	Rate shown is the 7-day effective yield as of August 31, 2016.

†	Investment in Affiliated Security (see Note 3).

(A)	Security is in default on interest payment.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2016, the value of these securities amounted to $149,076 ($ Thousands), representing 12.1% of the net assets of the Fund.

(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2016.

(E)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase, and the Face Amount represents the security’s Notional Principal.

(F)	Securities are held in connection with a letter of credit issued by a major bank.

(G)	Security is escrowed to maturity.

(H)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on August 31, 2016. The coupon on a step bond changes on a specified date.

SEI Tax Exempt Trust / Annual Report / August 31, 2016	83

SCHEDULE OF INVESTMENTS

August 31, 2016

Tax-Advantaged Income Fund (Concluded)

ABAG — Association of Bay Area Governments

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

Cl — Class

COP — Certificate of Participation

FHLB — Federal Home Loan Bank

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of August 31, 2016 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$872,132	$–	$872,132
Preferred Stock	145,372	–	–	145,372
Corporate Obligations	–	124,780	–	124,780
U.S. Government Agency Obligations	–	74,379	–	74,379
U.S. Treasury Obligation	–	4,204	–	4,204
Cash Equivalent	7,108	–	–	7,108

Total Investments in Securities	$152,480	$1,075,495	$–	$1,227,975

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

84	SEI Tax Exempt Trust / Annual Report / August 31, 2016

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STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

August 31, 2016

	Intermediate-Term Municipal Fund	Short Duration Municipal Fund
Assets:
Investments, at value †	$ 1,647,905	$ 1,583,691
Affiliated investment, at value ††	—	—
Cash	288	—
Dividends and interest receivable	17,723	8,548
Receivable for fund shares sold	1,096	2,524
Receivable for investment securities sold	207	1,020
Prepaid expenses	1	29
Total Assets	1,667,220	1,595,812
Liabilities:
Payable for investment securities purchased	12,421	9,887
Payable for fund shares redeemed	1,270	1,978
Investment advisory fees payable	460	439
Income distribution payable	359	90
Shareholder servicing fees payable	343	326
Administration fees payable	216	186
Trustees’ fees payable	8	7
Chief Compliance Officer fees payable	6	5
Payable to custodian	—	7,628
Accrued expense payable	96	108
Total Liabilities	15,179	20,654
Net Assets	$ 1,652,041	$ 1,575,158
† Cost of investments	$ 1,539,531	$ 1,581,254
†† Cost of affiliated investment	—	—
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$ 1,543,881	$ 1,573,615
Undistributed net investment income	293	70
Accumulated net realized gain/(loss) on investments and futures contracts	(507)	(964)
Net unrealized appreciation on investments	108,374	2,437
Net Assets	$ 1,652,041	$ 1,575,158
Net Asset Value, Offering and Redemption Price Per Share — Class A	$12.01	$10.05
	($1,625,098,668 ÷ 135,363,873 shares)	($1,546,295,001 ÷ 153,832,363 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$12.01	$10.05
	($26,942,033 ÷ 2,242,425 shares)	($28,862,794 ÷ 2,872,019 shares)

Amounts designated as “—” are $0 or have been rounded to $0.

(1) Difference in net asset value recalculation and net asset value stated is caused by rounding differences.

The accompanying notes are an integral part of the financial statements.

86	SEI Tax Exempt Trust / Annual Report / August 31, 2016

California Municipal	Massachusetts	New Jersey Municipal	New York Municipal	Pennsylvania	Tax-Advantaged
Bond Fund	Municipal Bond Fund	Bond Fund	Bond Fund	Municipal Bond Fund	Income Fund

$305,139	$62,277	$109,391	$177,269	$129,759	$1,220,867
—	—	—	—	—	7,108
—	702	129	87	181	899
3,711	534	1,151	1,740	1,272	13,101
140	9	100	119	516	1,371
2,131	—	—	—	—	160
6	1	2	3	—	22
311,127	63,523	110,773	179,218	131,728	1,243,528

3,545	1,244	—	875	2,820	1,743
157	180	79	71	48	1,438
86	17	31	50	38	521
56	11	14	28	27	488
37	8	14	22	16	251
16	7	6	25	7	125
1	—	1	1	1	6
1	—	—	1	—	4
12	—	—	—	—	—
21	5	8	12	7	84
3,932	1,472	153	1,085	2,964	4,660
$307,195	$62,051	$110,620	$178,133	$128,764	$1,238,868
$287,337	$58,276	$104,087	$167,815	$123,115	$1,102,879
—	—	—	—	—	7,108

$288,819	$57,889	$105,265	$168,169	$122,931	$1,124,540
37	3	2	21	5	30
537	158	49	489	(816)	(3,690)
17,802	4,001	5,304	9,454	6,644	117,988
$307,195	$62,051	$110,620	$178,133	$128,764	$1,238,868
$11.12	$10.98	$10.68	$11.07	$10.99	$10.70
($288,075,534 ÷	($62,023,484 ÷	($110,599,425 ÷	($178,082,818 ÷	($128,744,117 ÷	($1,195,269,288 ÷
25,901,921 shares)	5,647,519 shares)	10,353,101 shares)	16,089,290 shares)	11,711,570 shares)	111,656,906 shares)
$11.12	$10.97	$10.68	$11.05(1)	$10.99	$10.69
($19,119,543 ÷	($27,650 ÷	($20,443 ÷	($50,389 ÷	($20,380 ÷	($43,598,870 ÷
1,720,127 shares)	2,521 shares)	1,914 shares)	4,558 shares)	1,854 shares)	4,077,030 shares)

SEI Tax Exempt Trust / Annual Report / August 31, 2016	87

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended August 31, 2016

	Intermediate-Term Municipal Fund	Short Duration Municipal Fund
Investment Income:
Interest Income	$ 48,890	$ 15,137
Dividend Income	—	—
Dividend Income from Affiliated Investments*	2	2
Less: Foreign Taxes Withheld	—	—
Total Investment Income	48,892	15,139
Expenses:
Investment Advisory Fees	5,218	4,931
Shareholder Servicing Fees - Class A	3,915	3,985
Administrative and Shareholder Servicing Fees - Class B	—	—
Administrative and Shareholder Servicing Fees - Class Y	—	—
Administration Fees	3,795	3,586
Trustees’ Fees	26	24
Chief Compliance Officer Fees	11	10
Printing Fees	171	162
Professional Fees	115	79
Pricing Fees	94	92
Proxy Fees	67	52
Registration Fees	45	35
Custodian/Wire Agent Fees	43	41
Other Expenses	42	40
Total Expenses	13,542	13,037
Less, Waiver of:
Investment Advisory Fees	(2,685)	(2,847)
Administration Fees	(825)	(735)
Shareholder Servicing Fees - Class A	—	—
Administrative and Shareholder Servicing Fees - Class B	—	—
Administrative and Shareholder Servicing Fees - Class Y	—	—
Net Expenses	10,032	9,455
Net Investment Income	38,860	5,684
Net Realized Gain/(Loss) on:
Investments	3,575	602
Futures Contracts	—	—
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	48,167	813
Futures Contracts	—	—
Net Increase in Net Assets Resulting from Operations	$ 90,602	$ 7,099

Amounts designated as “—” are $0 or have been rounded to $0.

* See Note 2 in the Notes to Financial Statements.

(1) Effective September 8, 2015, Class B Shares of the Pennsylvania Municipal Bond Fund converted to Class A Shares of the same Fund.

The accompanying notes are an integral part of the financial statements.

88	SEI Tax Exempt Trust / Annual Report / August 31, 2016

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund(1)	Tax-Advantaged Income Fund

$ 7,353	$ 1,469	$ 2,923	$ 4,017	$ 3,250	$ 45,048
—	—	—	—	—	8,679
—	—	—	—	—	4
—	—	—	—	—	(2)
7,353	1,469	2,923	4,017	3,250	53,729

969	197	354	567	437	5,601
705	149	268	429	311	2,731
—	—	—	—	1	—
—	—	—	—	—	—
705	143	258	412	250	3,360
5	1	2	3	2	18
2	—	1	1	1	8
32	7	12	18	14	121
16	3	6	9	7	60
17	3	6	10	7	69
12	5	6	8	8	54
6	2	4	6	5	20
8	2	3	5	3	29
11	2	3	5	3	30
2,488	514	923	1,473	1,049	12,101

(334)	(41)	(119)	(189)	(128)	(2,464)
(122)	(25)	(44)	(71)	—	—
(271)	(66)	(107)	(172)	(124)	—
—	—	—	—	(1)	—
—	—	—	—	—	—
1,761	382	653	1,041	796	9,637
5,592	1,087	2,270	2,976	2,454	44,092

1,294	243	92	577	945	9,781
—	—	—	—	—	(2,642)

7,480	1,835	3,395	4,861	2,427	67,639
—	—	—	—	—	23
$ 14,366	$ 3,165	$ 5,757	$ 8,414	$ 5,826	$ 118,893

SEI Tax Exempt Trust / Annual Report / August 31, 2016	89

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended August 31,

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund
	2016	2015	2016	2015
Operations:
Net Investment Income	$38,860	$35,692	$5,684	$3,287
Net Realized Gain/(Loss) on Investments	3,575	2,454	602	(221)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	48,167	(15,335)	813	(1,149)
Net Increase in Net Assets Resulting from Operations	90,602	22,811	7,099	1,917
Dividends and Distributions to Shareholders:
Net Investment Income
Class A	(38,357)	(35,607)	(5,551)	(3,283)
Class Y(2)	(398)	—	(98)	—
Net Realized Gains
Class A	—	—	—	—
Class Y(2)	—	—	—	—
Total Dividends and Distributions	(38,755)	(35,607)	(5,649)	(3,283)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	393,050	390,977	624,178	601,444
Reinvestment of Dividends & Distributions	34,106	31,371	4,616	2,746
Cost of Shares Redeemed	(337,550)	(245,714)	(467,093)	(360,333)
Net Increase from Class A Transactions	89,606	176,634	161,701	243,857
Class Y(2):
Proceeds from Shares Issued	30,652	20	30,749	20
Reinvestment of Dividends & Distributions	354	—	88	—
Cost of Shares Redeemed	(4,420)	—	(2,020)	—
Net Increase from Class Y Transactions	26,586	20	28,817	20
Net Increase in Net Assets from Capital Share Transactions	116,192	176,654	190,518	243,877
Net Increase in Net Assets	168,039	163,858	191,968	242,511
Net Assets:
Beginning of Year	1,484,002	1,320,144	1,383,190	1,140,679
End of Year	$1,652,041	$1,484,002	$1,575,158	$1,383,190
Undistributed Net Investment Income Included in Net Assets at Year End	$293	$192	$70	$36

(1) See Note 7 in the Notes to Financial Statements.

(2) Class Y commenced operations on May 1, 2015 for the Intermediate-Term Municipal and the Short Duration Municipal Funds. Class Y commenced operations on October 30, 2015 for the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, and the New York Municipal Bond Funds.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A - Not applicable. Share classes currently not offered.

The accompanying notes are an integral part of the financial statements.

90	SEI Tax Exempt Trust / Annual Report / August 31, 2016

California Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
2016	2015	2016	2015	2016	2015	2016	2015

$ 5,592	$ 5,671	$ 1,087	$ 1,062	$ 2,270	$ 2,201	$ 2,976	$ 2,992
1,294	719	243	500	92	248	577	609
7,480	(2,274)	1,835	(899)	3,395	(2,018)	4,861	(1,592)
14,366	4,116	3,165	663	5,757	431	8,414	2,009

(5,357)	(5,668)	(1,087)	(1,062)	(2,271)	(2,200)	(2,963)	(2,989)
(232)	N/A	—	N/A	—	N/A	(1)	N/A

(1,416)	(304)	(519)	(16)	(291)	(206)	(506)	(116)
—	N/A	—	N/A	—	N/A	—	N/A
(7,005)	(5,972)	(1,606)	(1,078)	(2,562)	(2,406)	(3,470)	(3,105)

71,516	58,552	12,176	13,331	20,824	20,357	36,820	32,313
5,934	5,235	1,413	952	2,378	2,250	3,101	2,790
(70,256)	(42,297)	(9,892)	(8,494)	(19,100)	(14,341)	(29,171)	(21,558)
7,194	21,490	3,697	5,789	4,102	8,266	10,750	13,545

20,055	N/A	27	N/A	20	N/A	49	N/A
231	N/A	—	N/A	—	N/A	1	N/A
(1,348)	N/A	—	N/A	—	N/A	—	N/A
18,938	N/A	27	N/A	20	N/A	50	N/A
26,132	21,490	3,724	5,789	4,122	8,266	10,800	13,545
33,493	19,634	5,283	5,374	7,317	6,291	15,744	12,449

273,702	254,068	56,768	51,394	103,303	97,012	162,389	149,940
$ 307,195	$ 273,702	$ 62,051	$ 56,768	$ 110,620	$ 103,303	$ 178,133	$ 162,389
$ 37	$ 35	$ 3	$ 3	$ 2	$ 3	$ 21	$ 9

SEI Tax Exempt Trust / Annual Report / August 31, 2016	91

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended August 31,

	Pennsylvania Municipal Bond Fund(3)		Tax-Advantaged Income Fund
	2016	2015	2016	2015
Operations:
Net Investment Income	$ 2,454	$ 2,513	$ 44,092	$ 35,333
Net Realized Gain/(Loss) on Investments and Futures Contracts	945	503	7,139	(9,016)
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Futures Contracts	2,427	(881)	67,662	864
Net Increase in Net Assets Resulting from Operations	5,826	2,135	118,893	27,181
Dividends and Distributions to Shareholders:
Net Investment Income
Class A	(2,449)	(2,163)	(42,472)	(33,458)
Class B	(5)	(351)	N/A	N/A
Class Y(2)	—	N/A	(1,142)	(106)
Net Realized Gains
Class A	—	—	—	—
Class B	—	—	N/A	N/A
Class Y(2)	—	N/A	—	—
Total Dividends and Distributions	(2,454)	(2,514)	(43,614)	(33,564)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	38,545	28,866	358,210	326,009
Reinvestment of Dividends & Distributions	2,098	1,952	37,109	28,918
Cost of Shares Redeemed	(22,911)	(24,597)	(246,885)	(158,439)
Net Increase from Class A Transactions	17,732	6,221	148,434	196,488
Class B:
Proceeds from Shares Issued	—	575	N/A	N/A
Reinvestment of Dividends & Distributions	—	54	N/A	N/A
Cost of Shares Redeemed	(10,213)	(13,753)	N/A	N/A
Net Decrease from Class B Transactions	(10,213)	(13,124)	N/A	N/A
Class Y(2):
Proceeds from Shares Issued	20	N/A	35,701	9,435
Reinvestment of Dividends & Distributions	—	N/A	983	102
Cost of Shares Redeemed	—	N/A	(3,874)	(473)
Net Increase from Class Y Transactions	20	N/A	32,810	9,064
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	7,539	(6,903)	181,244	205,552
Net Increase/(Decrease) in Net Assets	10,911	(7,282)	256,523	199,169
Net Assets:
Beginning of Year	117,853	125,135	982,345	783,176
End of Year	$ 128,764	$ 117,853	$ 1,238,868	$ 982,345
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Year End	$ 5	$ 5	$ 30	$ (313)

(1)	See Note 7 in the Notes to Financial Statements.

(2)	Class Y commenced operations on October 30, 2015 for the Pennsylvania Municipal Bond Fund. Class Y commenced operations on May 1, 2015 for the Tax-Advantaged Income Fund.

(3)	Effective September 8, 2015, $10,212 ($ Thousands) of Class B Shares of the Pennsylvania Municipal Bond Fund converted to Class A Shares of the same Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A - Not applicable. Share classes currently not offered.

The accompanying notes are an integral part of the financial statements.

92	SEI Tax Exempt Trust / Annual Report / August 31, 2016

FINANCIAL HIGHLIGHTS

For the years ended August 31,

For a share outstanding throughout the years or period

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Intermediate-Term Municipal Fund
Class A
2016	$11.62	$0.29	$0.39	$0.68	$(0.29)	$—	$(0.29)	$12.01	5.92%	$1,625,099	0.64%(1)	0.86%(1)	2.46%	15%
2015	11.72	0.29	(0.10)	0.19	(0.29)	—	(0.29)	11.62	1.67	1,483,982	0.63	0.85	2.52	10
2014	11.16	0.31	0.56	0.87	(0.31)	—	(0.31)	11.72	7.88	1,320,144	0.63	0.85	2.70	13
2013	11.81	0.32	(0.65)	(0.33)	(0.32)	—	(0.32)	11.16	(2.92)	1,073,555	0.63	0.85	2.70	24
2012	11.39	0.35	0.42	0.77	(0.35)	—	(0.35)	11.81	6.83	1,010,330	0.64	0.86	2.98	27
Class Y
2016	$11.62	$0.32	$0.39	$0.71	$(0.32)	$—	$(0.32)	$12.01	6.18%	$26,942	0.39%(1)	0.61%(1)	2.67%	15%
2015	11.65	0.11	(0.06)	0.05	(0.10)	—	(0.10)	11.62	0.45	20	0.38	0.60	2.85	10
Short Duration Municipal Fund
Class A
2016	$10.04	$0.04	$0.01	$0.05	$(0.04)	$—	$(0.04)	$10.05	0.47%	$1,546,295	0.64%(1)	0.87%(1)	0.38%	49%
2015	10.05	0.03	(0.01)	0.02	(0.03)	—	(0.03)	10.04	0.16	1,383,170	0.63	0.85	0.26	37
2014	10.02	0.05	0.03	0.08	(0.05)	—	(0.05)	10.05	0.85	1,140,679	0.63	0.85	0.54	42
2013	10.07	0.07	(0.05)	0.02	(0.07)	—	(0.07)	10.02	0.17	1,006,702	0.63	0.85	0.69	42
2012	10.08	0.11	(0.01)	0.10	(0.11)	—	(0.11)	10.07	1.03	762,626	0.64	0.86	1.09	42
Class Y
2016	$10.04	$0.07	$—	$0.07	$(0.06)	$—	$(0.06)	$10.05	0.74%	$28,863	0.39%(1)	0.62%(1)	0.67%	49%
2015	10.04	0.02	(0.01)	0.01	(0.01)	—	(0.01)	10.04	0.11	20	0.38	0.52	0.52	37
California Municipal Bond Fund
Class A
2016	$10.84	$0.21	$0.33	$0.54	$(0.21)	$(0.05)	$(0.26)	$11.12	5.07%	$288,076	0.61%(1)	0.86%(1)	1.90%	13%
2015	10.92	0.23	(0.07)	0.16	(0.23)	(0.01)	(0.24)	10.84	1.53	273,702	0.60	0.85	2.14	13
2014	10.47	0.25	0.51	0.76	(0.25)	(0.06)	(0.31)	10.92	7.37	254,068	0.60	0.85	2.30	7
2013	11.13	0.27	(0.58)	(0.31)	(0.27)	(0.08)	(0.35)	10.47	(2.92)	207,529	0.60	0.85	2.47	10
2012	10.78	0.32	0.35	0.67	(0.32)	—	(0.32)	11.13	6.27	176,713	0.61	0.86	2.89	20
Class Y
2016^^	$10.93	$0.18	$0.24	$0.42	$(0.18)	$(0.05)	$(0.23)	$11.12	3.94%	$19,120	0.46%(1)	0.61%(1)	2.00%	13%
Massachusetts Municipal Bond Fund
Class A
2016	$10.70	$0.20	$0.38	$0.58	$(0.20)	$(0.10)	$(0.30)	$10.98	5.43%	$62,023	0.64%(1)	0.86%(1)	1.82%	9%
2015	10.78	0.21	(0.08)	0.13	(0.21)	—	(0.21)	10.70	1.27	56,768	0.63	0.85	1.98	16
2014	10.34	0.24	0.49	0.73	(0.24)	(0.05)	(0.29)	10.78	7.16	51,394	0.63	0.85	2.31	7
2013	11.03	0.27	(0.64)	(0.37)	(0.27)	(0.05)	(0.32)	10.34	(3.45)	41,827	0.63	0.85	2.45	18
2012	10.77	0.29	0.32	0.61	(0.29)	(0.06)	(0.35)	11.03	5.71	40,750	0.64	0.86	2.63	10
Class Y
2016^^	$10.80	$0.18	$0.27	$0.45	$(0.18)	$(0.10)	$(0.28)	$10.97	4.22%	$28	0.49%(1)	0.61%(1)	1.94%	9%

SEI Tax Exempt Trust / Annual Report / August 31, 2016	93

FINANCIAL HIGHLIGHTS (Concluded)

For the years ended August 31,

For a share outstanding throughout the years or period

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
New Jersey Municipal Bond Fund
Class A
2016	$10.37	$0.22	$0.34	$0.56	$(0.22)	$(0.03)	$(0.25)	$10.68	5.48%	$110,599	0.60%(1)	0.86%(1)	2.12%	8%
2015	10.57	0.23	(0.18)	0.05	(0.23)	(0.02)	(0.25)	10.37	0.47	103,303	0.60	0.85	2.17	15
2014	10.32	0.24	0.26	0.50	(0.24)	(0.01)	(0.25)	10.57	4.93	97,012	0.60	0.85	2.33	8
2013	10.85	0.27	(0.49)	(0.22)	(0.27)	(0.04)	(0.31)	10.32	(2.15)	83,263	0.60	0.85	2.50	9
2012	10.65	0.30	0.21	0.51	(0.30)	(0.01)	(0.31)	10.85	4.83	76,595	0.61	0.86	2.81	16
Class Y
2016^^	$10.45	$0.20	$0.25	$0.45	$(0.19)	$(0.03)	$(0.22)	$10.68	4.38%	$20	0.45%(1)	0.61%(1)	2.22%	8%
New York Municipal Bond Fund
Class A
2016	$10.75	$0.19	$0.35	$0.54	$(0.19)	$(0.03)	$(0.22)	$11.07	5.09%	$178,083	0.60%(1)	0.86%(1)	1.73%	15%
2015	10.83	0.21	(0.06)	0.15	(0.21)	(0.02)	(0.23)	10.75	1.25	162,389	0.60	0.85	1.91	17
2014	10.48	0.22	0.38	0.60	(0.22)	(0.03)	(0.25)	10.83	5.80	149,940	0.60	0.85	2.11	10
2013	11.05	0.24	(0.50)	(0.26)	(0.24)	(0.07)	(0.31)	10.48	(2.41)	124,463	0.60	0.85	2.23	13
2012	10.94	0.28	0.22	0.50	(0.28)	(0.11)	(0.39)	11.05	4.67	111,760	0.61	0.87	2.59	17
Class Y
2016^^	$10.84	$0.17	$0.24	$0.41	$(0.17)	$(0.03)	$(0.20)	$11.05	3.89%	$50	0.45%(1)	0.61%(1)	1.86%	15%
Pennsylvania Municipal Bond Fund
Class A
2016	$10.70	$0.22	$0.28	$0.50	$(0.21)	$—	$(0.21)	$10.99	4.75%	$128,744	0.63%(1)	0.74%(1)	1.98%	19%
2015	10.73	0.22	(0.03)	0.19	(0.22)	—	(0.22)	10.70	1.77	107,636	0.63	0.83	2.04	19
2014	10.45	0.23	0.28	0.51	(0.23)	—	(0.23)	10.73	4.94	101,802	0.63	0.83	2.18	6
2013	10.98	0.27	(0.53)	(0.26)	(0.27)	—	(0.27)	10.45	(2.41)	76,703	0.63	0.83	2.51	9
2012	10.65	0.31	0.33	0.64	(0.31)	—	(0.31)	10.98	6.08	64,117	0.63	0.84	2.89	12
Class Y
2016^^	$10.79	$0.19	$0.20	$0.39	$(0.19)	$—	$(0.19)	$10.99	3.64%	$20	0.48%(1)	0.59%(1)	2.11%	19%
Tax-Advantaged Income Fund
Class A
2016	$10.01	$0.41	$0.68	$1.09	$(0.40)	$—	$(0.40)	$10.70	11.12%	$1,195,269	0.87%(1)	1.09%(1)	3.93%	24%
2015	10.07	0.40	(0.08)	0.32	(0.38)	—	(0.38)	10.01	3.23	973,359	0.86	1.08	3.99	22
2014	9.31	0.39	0.78	1.17	(0.38)	(0.03)	(0.41)	10.07	12.78	783,176	0.86	1.13	4.04	28
2013	9.99	0.41	(0.69)	(0.28)	(0.40)	—	(0.40)	9.31	(3.04)	564,769	0.86	1.13	4.06	32
2012	9.19	0.44	0.79	1.23	(0.43)	—	(0.43)	9.99	13.72	429,335	0.87	1.14	4.61	13
Class Y
2016	$10.00	$0.44	$0.68	$1.12	$(0.43)	$—	$(0.43)	$10.69	11.40%	$43,599	0.62%(1)	0.84%(1)	4.18%	24%
2015	10.14	0.17	(0.17)	—	(0.14)	—	(0.14)	10.00	(0.05)	8,986	0.61	1.33	4.94	22

*	Per share calculations were performed using average shares.

†	Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	The expense ratio includes Trustee fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded, the expense ratios would have been equal to, or less than, the expense cap ratio. See Note 3.

(1)	The expense ratio includes proxy expenses outside the cap.

^^	Class Y commenced operations on October 30, 2015. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

94	SEI Tax Exempt Trust / Annual Report / August 31, 2016

NOTES TO FINANCIAL STATEMENTS

August 31, 2016

1. ORGANIZATION

SEI Tax Exempt Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with eight operational funds: the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, and Tax-Advantaged Income (each a “Fund”, collectively the “Funds”). The Funds are registered to offer up to two classes of shares: Class A and Class Y. Currently, the Funds have operational Class A shares. On May 1, 2015, Class Y shares commenced operations in the Intermediate-Term Municipal, Short Duration Municipal and Tax-Advantaged Income Funds. On October 30, 2015, Class Y shares commenced operations in the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds.

The U.S. Securities and Exchange Commission adopted amendments to the rules that govern money market funds, several key provisions went into effect in 2016. These amendments substantially changed the way in which many money market funds operate and accordingly have resulted (and likely will continue to result) in significant changes to the money market fund industry as a whole. In general, any money market fund that does not limit its investors to natural persons and does not limit its investment portfolio to government securities (and equivalent instruments) will be required to incur significant compliance and operational costs. This changing regulatory environment was one of several factors that led SIMC to recommend to the Board of Trustees (the “Board”) of the Trust that the Tax Free and Institutional Tax Free Funds (each a “Liquidating Fund” and collectively the “Liquidating Funds”), each a portfolio of the Trust, be closed and their portfolios be liquidated.

At a meeting of the Board held on January 27, 2016, the Board approved the closing and liquidation of the Liquidating Funds. Subsequently, in connection with the closing, the Board approved the change of the Liquidating Funds fiscal year end from August 31 to June 30.

Each Liquidating Fund commenced orderly liquidation and distribution of its portfolio pursuant to a plan of liquidation approved by the Board. Each shareholder received its pro rata portion of the applicable Liquidating Fund’s liquidation proceeds on July 22, 2016.

Effective September 8, 2015, Class B Shares of the Pennsylvania Municipal Bond Fund converted to Class A Shares of the same Fund.

The Trust’s prospectuses provide a description of each Fund’s investment objective, policies and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the reporting guidelines for investment companies.

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

SEI Tax Exempt Trust / Annual Report / August 31, 2016	95

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2016

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable

96	SEI Tax Exempt Trust / Annual Report / August 31, 2016

inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The valuation techniques used by the Funds to measure fair value during the year ended August 31, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended August 31, 2016, the Funds did not have transfers between Level 1 and Level 2 assets and liabilities.

For the year ended August 31, 2016, the Funds did not have transfers in or out of Level 3 assets and liabilities.

For the year ended August 31, 2016, there were no Level 3 securities held by the Funds.

For the year ended August 31, 2016, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. At August 31, 2016, the Funds did not own any illiquid securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves

SEI Tax Exempt Trust / Annual Report / August 31, 2016	97

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2016

the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. At August 31, 2016, the Funds did not own any futures contracts.

Swap Agreements — To the extent consistent with its investment objective and strategies, the Funds may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to a Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement. At August 31, 2016, the Funds did not own any swap agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to over-the counter (“OTC”) transactions, the Tax-Advantaged Income Fund may enter into master netting arrangements, established within the Fund’s ISDA master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close- out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund. The right of set-off exists in the event of default or other termination events. In the event of a default, the total market value exposure will be set-off against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Settlements of transactions, in the ordinary course of business, are not typically subject to net settlement.

For financial reporting purposes, the Tax-Advantaged Income Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Tax-Advantaged Income Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in its Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

Discount and Premium Amortization — All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

98	SEI Tax Exempt Trust / Annual Report / August 31, 2016

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, and Distribution Agreements — SIMC serves as the Investment Adviser (the “Adviser”) to each Fund. In connection with serving as Adviser to the Funds, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides the Trust with administrative and transfer agent services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the

Distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation. Such plans provide fees payable to the Distributor up to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expense incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of these waivers at any time.

The following is a summary of annual fees payable to the Adviser, Administrator and/or Distributor and the voluntary expense limitations for each fund:

	Advisory Fees	Administration Fees	Shareholder Servicing Fees	Administrative Service Fees	Voluntary Expense Limitations
Intermediate-Term Municipal Fund

Class A	0.33%	0.24%	0.25%	0.00%	0.63%

Class Y	0.33%	0.24%	0.00%	0.00%	0.38%

Short Duration Municipal Fund

Class A	0.33%	0.24%	0.25%	0.00%	0.63%

Class Y	0.33%	0.24%	0.00%	0.00%	0.38%

California Municipal Bond Fund

Class A	0.33%	0.24%	0.25%	0.00%	0.60%

Class Y	0.33%	0.24%	0.00%	0.00%	0.45%

Massachusetts Municipal Bond Fund

Class A	0.33%	0.24%	0.25%	0.00%	0.63%

Class Y	0.33%	0.24%	0.00%	0.00%	0.48%

New Jersey Municipal Bond Fund

Class A	0.33%	0.24%	0.25%	0.00%	0.60%

Class Y	0.33%	0.24%	0.00%	0.00%	0.45%

New York Municipal Bond Fund

Class A	0.33%	0.24%	0.25%	0.00%	0.60%

Class Y	0.33%	0.24%	0.00%	0.00%	0.45%

Pennsylvania Municipal Bond Fund

Class A	0.35%	0.20%	0.25%	0.00%	0.63%

Class B(1)	0.35%	0.20%	0.25%	0.05%	0.48%

Class Y	0.35%	0.20%	0.00%	0.00%	0.48%

Tax-Advantaged Income Fund

Class A	0.50%	0.30%	0.25%	0.00%	0.86%

Class Y	0.50%	0.30%	0.00%	0.00%	0.61%

(1) Effective September 8, 2015, Class B Shares of the Pennsylvania Municipal Bond Fund converted to Class A Shares of the same Fund.

SEI Tax Exempt Trust / Annual Report / August 31, 2016	99

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2016

As of August 31, 2016, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser

Intermediate-Term Municipal Fund

Delaware Investments Fund Advisers

Standish Mellon Asset Management Company, LLC

Short Duration Municipal Fund

Neuberger Berman Investment Advisers LLC

Wells Capital Management, Inc.

California Municipal Bond Fund

Standish Mellon Asset Management Company, LLC

Massachusetts Municipal Bond Fund

Standish Mellon Asset Management Company, LLC

New Jersey Municipal Bond Fund

Standish Mellon Asset Management Company, LLC

Investment Sub-Adviser

New York Municipal Bond Fund

Standish Mellon Asset Management Company, LLC

Pennsylvania Municipal Bond Fund

Standish Mellon Asset Management Company, LLC

Tax-Advantaged Income Fund

Pacific Investment Management Company, LLC Spectrum Asset Management, Inc.

Other — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, the Distributor, and/or SIMC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

Investment in Affiliated Security — The Funds may invest in affiliated money market funds. Income received from such investments is listed under dividend income from affiliated investments in the Statement of Operations.

The following is a summary of the transactions with affiliates for the year ended August 31, 2016 ($ Thousands):

SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A	Value 8/31/2015	Purchases at Cost	Proceeds from Sales	Value 8/31/2016	Dividend Income

Intermediate-Term Municipal Fund	$6,890	$309,297	$(316,187)	$—	$ 2

Short Duration Municipal Fund	1,235	610,519	(611,754)	—	2

California Municipal Bond Fund	4,207	63,816	(68,023)	—	—

Massachusetts Municipal Bond Fund	1,756	11,102	(12,858)	—	—

New Jersey Municipal Bond Fund	2,379	20,276	(22,655)	—	—

New York Municipal Bond Fund	1,072	38,605	(39,677)	—	—

Pennsylvania Municipal Bond Fund	601	29,084	(29,685)	—	—

Tax-Advantaged Income Fund	7,913	161,656	(169,569)	—	2
SEI Daily Income Trust, Government Fund, Cl A	Value 8/31/2015	Purchases at Cost	Proceeds from Sales	Value 8/31/2016	Dividend Income

Tax-Advantaged Income Fund	$—	$16,868	$(9,760)	$7,108	$ 2

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of August 31, 2016 and for the year then ended, the Trust has not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. Government securities, for the year ended August 31, 2016, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Intermediate-Term Municipal Fund

Purchases	$—	$374,693	$ 374,693

Sales	—	231,827	231,827

100	SEI Tax Exempt Trust / Annual Report / August 31, 2016

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Short Duration Municipal Fund

Purchases	$—	$608,682†	$ 608,682

Sales	—	345,247‡	345,247
California Municipal Bond Fund

Purchases	—	70,917	70,917

Sales	—	37,896	37,896
Massachusetts Municipal Bond Fund

Purchases	—	10,142	10,142

Sales	—	5,534	5,534
New Jersey Municipal Bond Fund

Purchases	—	15,014	15,014

Sales	—	8,346	8,346
New York Municipal Bond Fund

Purchases	—	37,093	37,093

Sales	—	24,763	24,763
Pennsylvania Municipal Bond Fund

Purchases	—	31,783	31,783

Sales	—	23,433	23,433
Tax-Advantaged Income Fund

Purchases	—	334,246^	334,246

Sales	—	235,322	235,322

† Includes 17a-7 related party transactions of $19,940 ($ Thousands).

‡ Includes 17a-7 related party transactions of $93,600 ($ Thousands).

^ Includes 17a-7 related party transactions of $7,661 ($ Thousands).

5. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2016,

no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of components of net assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such periods. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income, accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to the re-classification of distributions and market discount adjustments have been reclassified to/from the following accounts as of August 31, 2016.

	Paid-in- Capital ($ Thousands)	Undistributed Net Investment Income (Loss) ($ Thousands)	Accumulated Realized Gain (Loss) ($ Thousands)
Intermediate-Term Municipal Fund	$ –	$ (4)	$ 4
Short Duration Municipal Fund	–	(1)	1
California Municipal Bond Fund	–	(1)	1
Tax-Advantaged Income Fund	–	(135)	135

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Tax-Exempt Income ($ Thousands)	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Total ($ Thousands)
Intermediate-Term Municipal Fund	2016	$ 38,747	$ 8	$ —	$ 38,755
	2015	35,577	30	—	35,607
Short Duration Municipal Fund	2016	5,455	194	—	5,649
	2015	3,279	4	—	3,283
California Municipal Bond Fund	2016	5,590	9	1,406	7,005
	2015	5,665	3	304	5,972
Massachusetts Municipal Bond Fund	2016	1,087	—	519	1,606
	2015	1,062	—	16	1,078
New Jersey Municipal Bond Fund	2016	2,271	—	291	2,562
	2015	2,200	—	206	2,406
New York Municipal Bond Fund	2016	2,964	—	506	3,470
	2015	2,989	19	97	3,105

SEI Tax Exempt Trust / Annual Report / August 31, 2016	101

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2016

		Tax-Exempt Income ($ Thousands)	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Total ($ Thousands)

Pennsylvania Municipal Bond Fund	2016	$ 2,454	$ —	$ —	$ 2,454
	2015	2,509	5	—	2,514
Tax-Advantaged Income Fund	2016	30,148	13,466	—	43,614
	2015	23,515	10,049	—	33,564

As of August 31, 2016 the components of distributable earnings on a tax basis were as follows:

	Undistributed Tax-Exempt Income ($ Thousands)	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings ($ Thousands)
Intermediate-Term Municipal Fund	$3,376	$—	$—	$(295)	$—	$108,395	$(3,316)	$ 108,160
Short Duration Municipal Fund	573	—	—	(938)	—	2,459	(551)	1,543
California Municipal Bond Fund	500	—	537	—	—	17,811	(472)	18,376
Massachusetts Municipal Bond Fund	96	—	159	—	—	4,001	(94)	4,162
New Jersey Municipal Bond Fund	198	16	31	—	—	5,304	(194)	5,355
New York Municipal Bond Fund	262	—	489	—	—	9,467	(254)	9,964
Pennsylvania Municipal Bond Fund	210	—	—	(817)	—	6,644	(204)	5,833
Tax-Advantaged Income Fund	2,300	—	—	(3,579)	—	119,773	(4,166)	114,328

Post-October losses represent losses realized on investment transactions from November 1, 2015 through August 31, 2016, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

For tax purposes, the losses in the Funds, incurred in taxable years beginning before December 22, 2010 can be carried forward for a maximum of eight years to offset any net realized capital gains. Each Fund’s capital loss carryforwards will expire as follows:

	Expires 2018 ($ Thousands)	Expires 2017 ($ Thousands)	Total Capital Loss Carryforward 8/31/2016 ($ Thousands)
Intermediate-Term Municipal Fund	$ 295	$ —	$ 295
Pennsylvania Municipal Bond Fund	—	817	817

During the year ended August 31, 2016, the following Funds utilized capital loss carryforwards to offset realized capital gains.

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/2016 ($ Thousands)
Intermediate-Term Municipal Fund	$ 2,259	$ 1,319	$ 3,578
Short Duration Municipal Fund	381	—	381
Pennsylvania Municipal Bond Fund	447	498	945
Tax-Advantaged Income Fund	2,310	—	2,310

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Act also contains provisions which are intended to prevent unintentional failures of the regulated investment company (“RIC”) quarterly asset and annual income composition tests, as well as several provisions aimed at preserving the character of income and gain distributions, and reducing the circumstances under which a RIC would distribute amounts in excess of such income and gains or be required to file amended tax reporting information to its shareholders and with the Internal Revenue Service. Post-enactment losses in the Funds are as follows:

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/2016 ($ Thousands)
Short Duration Municipal Fund	$ –	$ 938	$ 938
Tax-Advantaged Income Fund	1,068	2,511	3,579

102	SEI Tax Exempt Trust / Annual Report / August 31, 2016

At August 31, 2016, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Intermediate-Term Municipal Fund	$1,539,510	$109,167	$(772)	$108,395
Short Duration Municipal Fund	1,581,232	2,917	(458)	2,459
California Municipal Bond Fund	287,328	17,813	(2)	17,811
Massachusetts Municipal Bond Fund	58,276	4,007	(6)	4,001
New Jersey Municipal Bond Fund	104,087	5,322	(18)	5,304
New York Municipal Bond Fund	167,802	9,467	—	9,467
Pennsylvania Municipal Bond Fund	123,115	6,655	(11)	6,644
Tax-Advantaged Income Fund	1,108,202	121,931	(2,158)	119,773

6. CONCENTRATIONS/RISK

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

The Funds invest in debt instruments of municipal issuers. The Funds invest in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of a Fund’s holdings. As a result, a Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by a Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value a Fund’s securities.

The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Fund.

SEI Tax Exempt Trust / Annual Report / August 31, 2016	103

NOTES TO FINANCIAL STATEMENTS (Concluded)

August 31, 2016

7. SHARE TRANSACTIONS (Thousands):

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund		California Municipal Bond Fund
	2016	2015	2016	2015	2016	2015
Shares Issued and Redeemed:

Class A:

Proceeds from Shares Issued	33,230	33,453	62,141	59,871	6,498	5,379

Reinvestments of Dividends & Distributions	2,877	2,684	459	273	540	481

Cost of Shares Redeemed	(28,494)	(21,030)	(46,502)	(35,868)	(6,378)	(3,890)

Total Class A Transactions	7,613	15,107	16,098	24,276	660	1,970
Class Y(1):

Proceeds from Shares Issued	2,584	2	3,062	2	1,821	N/A

Reinvestments of Dividends & Distributions	29	—	9	—	21	N/A

Cost of Shares Redeemed	(373)	—	(201)	—	(122)	N/A

Total Class Y Transactions	2,240	2	2,870	2	1,720	N/A

Increase in Share Transactions	9,853	15,109	18,968	24,278	2,380	1,970

	Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
	2016	2015	2016	2015	2016	2015
Shares Issued and Redeemed:

Class A:

Proceeds from Shares Issued	1,122	1,239	1,977	1,939	3,371	2,994

Reinvestments of Dividends & Distributions	130	89	225	214	284	258

Cost of Shares Redeemed	(910)	(790)	(1,812)	(1,367)	(2,670)	(1,998)

Total Class A Transactions	342	538	390	786	985	1,254
Class Y(1):

Proceeds from Shares Issued	3	N/A	2	N/A	5	N/A

Reinvestments of Dividends & Distributions	—	N/A	—	N/A	—	N/A

Cost of Shares Redeemed	—	N/A	—	N/A	—	N/A

Total Class Y Transactions	3	N/A	2	N/A	5	N/A

Increase in Share Transactions	345	538	392	786	990	1,254

			Pennsylvania Municipal Bond Fund(2)		Tax-Advantaged Income Fund
			2016	2015	2016	2015
Shares Issued and Redeemed:

Class A:

Proceeds from Shares Issued			3,564	2,692	34,677	32,269

Reinvestments of Dividends & Distributions			193	182	3,572	2,864

Cost of Shares Redeemed			(2,105)	(2,298)	(23,835)	(15,682)

Total Class A Transactions			1,652	576	14,414	19,451
Class B:

Proceeds from Shares Issued			—	53	N/A	N/A

Reinvestments of Dividends & Distributions			—	5	N/A	N/A

Cost of Shares Redeemed			(954)	(1,277)	N/A	N/A

Total Class B Transactions			(954)	(1,219)	N/A	N/A

104	SEI Tax Exempt Trust / Annual Report / August 31, 2016

	Pennsylvania Municipal Bond Fund(2)		Tax-Advantaged Income Fund
	2016	2015	2016	2015
Class Y(1):

Proceeds from Shares Issued	2	N/A	3,459	936

Reinvestments of Dividends & Distributions	—	N/A	94	10

Cost of Shares Redeemed	—	N/A	(375)	(47)

Total Class Y Transactions	2	N/A	3,178	899

Increase (Decrease) in Share Transactions	700	(643)	17,592	20,350

(1)	Class Y commenced operations on May 1, 2015 for the Intermediate-Term Municipal, Short Duration Municipal and Tax-Advantage Income Funds. Class Y commenced operations on October 30, 2015 for the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds.

(2)	Effective September 8, 2015, 954 (Thousands) of Class B Shares of the Pennsylvania Municipal Bond Fund converted to Class A Shares of the same Fund.

8. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of, August 31, 2016, SPTC held of record the following percentage of outstanding shares of each Fund:

Intermediate-Term Municipal Fund

Class A	94.80%

Class Y	71.28%

Short Duration Municipal Fund

Class A	96.53%

Class Y	62.78%

California Municipal Bond Fund

Class A	97.29%

Class Y	99.89%

Massachusetts Municipal Bond Fund

Class A	98.85%

Class Y	26.53%

New Jersey Municipal Bond Fund

Class A	96.98%

Class Y	0.00%

New York Municipal Bond Fund

Class A	98.06%

Class Y	59.49%

Pennsylvania Municipal Bond Fund

Class A	93.31%

Class Y	0.00%

Tax-Advantaged Income Fund

Class A	96.16%

Class Y	86.52%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

9. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/ or adjustments were required to the financial statements as of August 31, 2016.

SEI Tax Exempt Trust / Annual Report / August 31, 2016	105

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees

SEI Tax Exempt Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SEI Tax Exempt Trust, comprised of the Intermediate-Term Municipal Fund, Short Duration Municipal Fund, California Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, and Tax-Advantaged Income Fund (collectively, “the Funds”), as of August 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising the SEI Tax Exempt Trust as of August 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

October 28, 2016

106	SEI Tax Exempt Trust / Annual Report / August 31, 2016

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following chart lists Trustees and Officers as of September 14, 2016.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of positions in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

		Term of		Number of
Name,	Position(s)	Office and		Portfolios in Fund
Address,	Held with	Length of	Principal Occupation(s)	Complex Overseen	Other Directorships
and Age	Trusts	Time Served[1]	During Past Five Years	by Trustee[2]	Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 70 yrs. old	Chairman of the Board of Trustees*	since 1995	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	104	Vice Chairman of The Advisors’ Inner Circle Fund III, Winton Series Trust and Winton Diversified Opportunities Fund since 2014. Vice Chairman of Gallery Trust since 2015. President and Director of SEI Structured Credit Fund, LP. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd and SEI Investments—Unit Trust Management (UK) Limited. Director and President of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds, The KP Funds and SEI Catholic Values Trust.
William M. Doran One Freedom Valley Drive Oaks, PA 19456 76 yrs. old	Trustee*	since 1995	Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor.	104	Director of SEI since 1974; Secretary of SEI since 1978. Director of SEI Investments Distribution Co. since 2003. Director of SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia) Limited, SEI Global Nominee Ltd. and SEI Investments—Unit Trust Management (UK) Limited. Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee/Director of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Winton Series Trust, Winton Diversified Opportunities Fund, Gallery Trust, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds, The KP Funds and SEI Catholic Values Trust.
TRUSTEES
George J. Sullivan Jr. One Freedom Valley Drive, Oaks, PA 19456 73 yrs. old	Trustee	since 1996	Retired since January 2012. Self-Employed Consultant, Newfound Consultants Inc. April 1997-December 2011.	104	Member of the independent review committee for SEI’s Canadian-registered mutual funds. Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds, The KP Funds and SEI Catholic Values Trust.

*	Messrs. Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.
1	Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.
2	The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, New Covenant Funds and SEI Catholic Values Trust.

SEI Tax Exempt Trust / Annual Report / August 31, 2016	107

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Concluded)

				Number of
		Term of		Portfolios in
Name	Position(s)	Office and		Fund Complex
Address,	Held with	Length of	Principal Occupation(s)	Overseen	Other Directorships
and Age	Trusts	Time Served[1]	During Past Five Years	by Trustee[2]	Held by Trustee
TRUSTEES (continued)
Nina Lesavoy One Freedom Valley Drive, Oaks, PA 19456 57 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital (strategic fundraising firm) since 2008. Managing Director, Cue Capital (strategic fundraising firm) from March 2002-March 2008.	104	Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee/Director of SEI Structured Credit Fund, L.P., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds and SEI Catholic Values Trust.
James M. Williams One Freedom Valley Drive, Oaks, PA 19456 69 yrs. old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Director of SEI Alpha Strategy Portfolios, L.P. from 2007 to 2013. Manager, Pension Asset Management, Ford Motor Company, 1997-1999.	104	Trustee/Director of Ariel Mutual Funds, SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds and SEI Catholic Values Trust.
Mitchell A. Johnson One Freedom Valley Drive, Oaks, PA 19456 74 yrs. old	Trustee	since 2007	Private Investor since 1994.	104	Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of the Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds, The KP Funds and SEI Catholic Values Trust.
Hubert L. Harris, Jr. One Freedom Valley Drive, Oaks, PA 19456 73 yrs. old	Trustee	since 2008	Retired since December 2005. Owner of Harris Plantation, Inc. since 1995. Chief Executive Officer of Harris CAPM, a consulting asset and property management entity. Chief Executive Officer, INVESCO North America, August 2003-December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., January 1998- August 2003.	104	Director of AMVESCAP PLC from 1993-2004. Served as a director of a bank holding company, 2003-2009. Director, Aaron’s Inc., 2012-present. President and CEO, Oasis Ornamentals LLC, 2011-present. Serves as a member of the Board of Councilors of the Carter Center (nonprofit corporation) and served on the board of other non-profit organizations. Director of SEI Alpha Strategy Portfolios, LP from 2008 to 2013. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds and SEI Catholic Values Trust.
Susan C. Cote One Freedom Valley Drive Oaks, PA 19456 61 years old	Trustee	since 2016	Retired since July 2015. Americas Director of Asset Management, Ernest & Young LLP from 2006-2013. Global Asset Management Assurance Leader, Ernest & Young LLP from 2006-2015. Partner Ernest & Young LLP from 1997-2015. Prudential, 1983-1997. Member of Ernest & Young LLP Retirement Investment Committee. Treasurer and Chair of Finance, Investment and Audit Committee of the New York Women’s Foundation.	104	Trustee of SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust and SEI Institutional International Trust.
OFFICERS
Robert A. Nesher One Freedom Valley Drive, Oaks, PA 19456 70 yrs. Old	President and CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A
James J. Hoffmayer One Freedom Valley Drive Oaks, PA 19456 42 yrs. old	Controller and Chief Financial Officer	since 2016	Senior Director, Funds Accounting and Fund Administration, SEI Investments Global Funds Services (since September 2016); Senior Director of Fund Administration, SEI Investments Global Funds Services (since October 2014). Director of Financial Reporting, SEI Investments Global Funds Services (November 2004 – October 2014).	N/A	N/A

108	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Number of
		Term of		Portfolios in
Name	Position(s)	Office and		Fund Complex
Address,	Held with	Length of	Principal Occupation(s)	Overseen	Other Directorships
and Age	Trusts	Time Served[1]	During Past Five Years	by Trustee[2]	Held by Trustee
OFFICERS (continued)
Russell Emery One Freedom Valley Drive Oaks, PA 19456 53 yrs. old	Chief Compliance Officer	since 2006	Chief Compliance Officer of SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Tax Exempt Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP June 2007. Chief Compliance Officer of Adviser Managed Trust since December 2010. Chief Compliance Officer of New Covenant Funds since February 2012. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Chief Compliance Officer of SEI Insurance Products Trust and The KP Funds since 2013. Chief Compliance Officer of The Advisors’ Inner Circle Fund III, Winton Series Trust and Winton Diversified Opportunities Fund since 2014. Chief Compliance Officer of SEI Catholic Values Trust and Gallery Trust since 2015.	N/A	N/A
Timothy D Barto One Freedom Valley Drive Oaks, PA 19456 48 yrs. old	Vice President and Secretary	since 2002	Vice President and Secretary of SEI Institutional Transfer Agent, Inc. since 2009. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI since 2001.	N/A	N/A
Aaron Buser One Freedom Valley Drive, Oaks, PA 19456 45 yrs. old	Vice President and Assistant Secretary	since 2008	Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC since 2007. Attorney Stark & Stark (law firm), March 2004-July 2007.	N/A	N/A
David F. McCann One Freedom Valley Drive, Oaks, PA 19456 40 yrs. old	Vice President and Assistant Secretary	since 2009	Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Heath, LLP (law firm), May 2005 - October 2008.	N/A	N/A
Stephen G. MacRae One Freedom Valley Drive, Oaks, PA 19456 47 yrs. old	Vice President	since 2012	Director of Global Investment Product Management January 2004 - to present.	N/A	N/A
Bridget E. Sudall One Freedom Valley Drive Oaks, PA 19456 36 yrs. old	Anti-Money Laundering Compliance Officer and Privacy Officer	since 2015	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2015), Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, April 2011-March 2015, Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, July 2007-April 2011.	N/A	N/A

1	Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.
2	The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, New Covenant Funds and SEI Catholic Values Trust.

SEI Tax Exempt Trust / Annual Report / August 31, 2016	109

DISCLOSURE OF FUND EXPENSES (Unaudited)

August 31, 2016

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (March 1, 2016 to August 31, 2016).

The following table illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	3/1/16	8/31/16	Ratios	Period *
Intermediate-Term Municipal Fund
Actual Fund Return
Class A	$1,000.00	$1,025.70	0.64%	$3.25
Class Y	1,000.00	1,026.10	0.39	1.98
Hypothetical 5% Return
Class A	$1,000.00	$1,021.93	0.64%	$3.24
Class Y	1,000.00	1,023.18	0.39	1.97
Short Duration Municipal Fund
Actual Fund Return
Class A	$1,000.00	$1,002.10	0.63%	$3.19
Class Y	1,000.00	1,003.40	0.38	1.93
Hypothetical 5% Return
Class A	$1,000.00	$1,021.95	0.63%	$3.22
Class Y	1,000.00	1,023.21	0.38	1.95
California Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,015.60	0.61%	$3.07
Class Y	1,000.00	1,017.30	0.46	2.31
Hypothetical 5% Return
Class A	$1,000.00	$1,022.09	0.61%	$3.08
Class Y	1,000.00	1,022.85	0.46	2.31

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	3/1/16	8/31/16	Ratios	Period *
Massachusetts Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,016.40	0.64%	$3.26
Class Y	1,000.00	1,017.30	0.44	2.25
Hypothetical 5% Return
Class A	$1,000.00	$1,021.91	0.64%	$3.26
Class Y	1,000.00	1,022.91	0.44	2.25
New Jersey Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,021.00	0.61%	$3.09
Class Y	1,000.00	1,022.80	0.45	2.31
Hypothetical 5% Return
Class A	$1,000.00	$1,022.08	0.61%	$3.09
Class Y	1,000.00	1,022.86	0.45	2.31
New York Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,017.70	0.61%	$3.08
Class Y	1,000.00	1,018.50	0.42	2.13
Hypothetical 5% Return
Class A	$1,000.00	$1,022.09	0.61%	$3.08
Class Y	1,000.00	1,023.02	0.42	2.14

110	SEI Tax Exempt Trust / Annual Report / August 31, 2016

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	3/1/16	8/31/16	Ratios	Period *
Pennsylvania Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,017.10	0.64%	$3.25
Class Y	1,000.00	1,016.90	0.49	2.47
Hypothetical 5% Return
Class A	$1,000.00	$1,021.92	0.64%	$3.25
Class Y	1,000.00	1,022.69	0.49	2.47

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	3/1/16	8/31/16	Ratios	Period *
Tax-Advantaged Income Fund
Actual Fund Return
Class A	$1,000.00	$1,063.90	0.87%	$4.50
Class Y	1,000.00	1,065.30	0.62	3.21
Hypothetical 5% Return
Class A	$1,000.00	$1,020.78	0.87%	$4.40
Class Y	1,000.00	1,022.03	0.62	3.14

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

SEI Tax Exempt Trust / Annual Report / August 31, 2016	111

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BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENT (Unaudited)

SEI Tax Exempt Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the investment advisory services provided to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indices.

At the March 28-30, 2016 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, each Sub-Advisory Agreement was either initially approved or, if the Sub-Advisory Agreement was already in effect, renewed at the same meeting. In each case, the Board’s approvals were based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

SEI Tax Exempt Trust / Annual Report / August 31, 2016	113

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENT (Unaudited) (Concluded)

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for each of the Funds, with the exception of the New York Municipal Bond Fund, for which metrics on risk analysis were not provided. The Broadridge Report also included metrics on risk analysis, volatility versus total return, net total return and performance consistency, as appropriate, for a universe of comparable funds. Based on the materials considered and discussed at the meeting, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various fee levels, actual management fees, and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meeting, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s voluntary waiver of management and other fees to prevent total Fund operating expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

114	SEI Tax Exempt Trust / Annual Report / August 31, 2016

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and their affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Tax Exempt Trust / Annual Report / August 31, 2016	115

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an August 31, 2016 taxable year end this notice is for information purposes only. For shareholders with an August 31, 2016, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended August 31, 2016, the Funds are designating the following with regard to distributions paid during the year:

		(B)
	(A)	Ordinary	(C)		(D)
	Long-Term	Income	Tax Exempt		Dividends
	Capital Gain	Distributions	Income	Total	Received
Fund	Distribution	(Tax Basis)	Distributions	Distributions	Deduction (1)
Intermediate-Term Municipal Fund(6)(7)	0.00%	0.02%	99.98%	100.00%	0.00%
Short Duration Municipal Fund(6)(7)	0.00%	3.58%	96.42%	100.00%	0.00%
California Municipal Bond Fund(7)	20.05%	0.13%	79.82%	100.00%	0.00%
Massachusetts Municipal Bond Fund(6)	32.35%	0.00%	67.65%	100.00%	0.00%
New Jersey Municipal Bond Fund(7)	11.38%	0.00%	88.62%	100.00%	0.00%
New York Municipal Bond Fund(7)	14.57%	0.00%	85.43%	100.00%	0.00%
Pennsylvania Municipal Bond Fund(6)(7)	0.00%	0.00%	100.00%	100.00%	0.00%
Tax-Advantaged Income Fund(6)(7)	0.00%	31.45%	68.55%	100.00%	49.79%

	(E)	(F)	(G)	(H)
	Qualifying	U.S. Government	Interest	Short-Term
	Dividend	Interest	Related	Capital Gains
Fund	Income (2)	(Tax Basis) (3)	Dividends (4)	Dividends (5)
Intermediate-Term Municipal Fund(6)(7)	0.00%	0.00%	0.00%	0.00%
Short Duration Municipal Fund(6)(7)	0.00%	0.00%	0.00%	0.00%
California Municipal Bond Fund(7)	0.00%	0.00%	0.00%	100.00%
Massachusetts Municipal Bond Fund(6)	0.00%	0.00%	0.00%	0.00%
New Jersey Municipal Bond Fund(7)	0.00%	0.00%	0.00%	0.00%
New York Municipal Bond Fund(7)	0.00%	0.00%	0.00%	0.00%
Pennsylvania Municipal Bond Fund(6)(7)	0.00%	0.00%	0.00%	0.00%
Tax-Advantaged Income Fund(6)(7)	57.42%	2.36%	12.77%	0.00%

(1)	“Dividends Received Deduction” represent dividends which qualify for the corporate dividends received deduction.

(2)	“Qualifying Dividend Income” represent qualifying dividends as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. It is the intention of the Funds to designate the max amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut or New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution for calendar year ended 2016. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage of this column represents the amount of “Short Term Capital Gain Dividends” is reflected as a percentage of short-term capital gain distribution for calendar year ended 2016 that is exempted from U.S. withholding tax when paid to foreign investors.

(6)	“Exempt-Interest Dividends” represent the amount of interest that was derived from state exempt obligations and distributed during the fiscal year. This amount is reflected as a percentage of total distributions. Generally, interest from state obligations is exempt from state income tax. However, for shareholders of these funds who are residents of California, Connecticut, New Jersey and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(7)	For California income tax purposes, for the fiscal year ended August 31, 2016, the Intermediate-Term Municipal, the Short Duration Municipal, the California Municipal, the New Jersey Municipal, the New York Municipal, the Pennsylvania Municipal and the Tax Advantaged Income Funds designated 13.67%, 1.81%, 99.93%, 0.01%, 0.36%, 0.02% and 10.97% respectively, of their distributions paid from net investment income as exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

Items (A), (B) and (C) are based on the percentage of each fund’s total distribution.

Items (D) and (E) are based on the percentage of “Ordinary Income Distributions.”

Item (F) is based on the percentage of gross income of each Fund.

Item (G) is based on the percentage of net investment income distributions.

Item (H) is based on the percentage of short-term capital gain distributions.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

116	SEI Tax Exempt Trust / Annual Report / August 31, 2016

SEI TAX EXEMPT TRUST ANNUAL REPORT AUGUST 31, 2016

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI	New ways. New answers.®

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-024 (8/16)

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer and any person that performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has at least two Audit Committee financial experts serving on the audit committee.

(a)(2) The Audit Committee financial experts are George J. Sullivan, Jr and Hubert L. Harris, Jr. Messrs. Sullivan and Harris are independent trustees as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Fiscal Year 2016			Fiscal Year 2015
		All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$201,000	$0	$0	$201,000	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees(2)	$0	$280,445	$0	$0	$246,385	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	See Item 4(g) for a description of the services comprising the fees disclosed under this category.

(e)(1) The Registrant’s Audit Committee has adopted an Audit and Non-Audit Service Pre-Approval Policy (the “Policy”), which sets forth the procedures and conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved. The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Chief Financial Officer (“CFO”) of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant’s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the Audit Committee or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2016	2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for fiscal years 2016 and 2015 were $280,445 and $246,385, respectively. Non-audit fees consist of SSAE No.16 review of fund accounting and administration operations and attestation report in accordance with Rule 17 Ad-13.

(h) During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Registrant’s Audit

Committee reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

Included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees on the Board. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 7, 2016

By	/s/ James J. Hoffmayer
James J. Hoffmayer
Controller & CFO

Date: November 7, 2016